UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02896

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 15

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2021

Date of reporting period:	2/28/2021

Item 1 – Reports to Stockholders

PGIM SHORT DURATION HIGH YIELD INCOME FUND

SEMIANNUAL REPORT

FEBRUARY 28, 2021

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

Table of Contents

Letter from the President	3

Your Fund’s Performance	4

Fees and Expenses	7

Holdings and Financial Statements	9

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of February 28, 2021 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2021 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder,

We hope you find the semiannual report for the PGIM Short Duration High Yield Income Fund informative and useful. The report covers performance for the six-month period ended February 28, 2021.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Short Duration High Yield Income Fund

April 15, 2021

PGIM Short Duration High Yield Income Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 2/28/21 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)
Class A	5.63	4.76	5.45	4.19 (10/26/12)
Class C	5.24	5.38	5.15	3.70 (10/26/12)
Class Z	5.76	7.44	6.20	4.74 (10/26/12)
Class R6	5.67	7.49	6.25	5.03 (10/27/14)
Bloomberg Barclays US High Yield Ba/B Rated 1–5 Yr 1% Capped Index
	5.04	6.97	7.02	—

Average Annual Total Returns as of 2/28/21 Since Inception (%)
Class A, C, Z (10/26/12)	Class R6 (10/27/14)
Bloomberg Barclays US High Yield Ba/B Rated 1–5 Yr 1% Capped Index
4.92	4.57

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’ inception date.

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Your Fund’s Performance (continued)

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	2.25% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definitions

Bloomberg Barclays US High Yield Ba/B Rated 1–5 Year 1% Capped Index—The Bloomberg Barclays US High Yield Ba/B Rated 1–5 Year 1% Capped Index (the Index) represents the performance of US short duration, higher-rated high yield bonds.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Short Duration High Yield Income Fund	5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 2/28/21 (%)
BBB	2.0
BB	50.4
B	33.3
CCC	8.0
CC	0.1
D	0.2
Not Rated	3.1
Cash/Cash Equivalents	2.9
Total Investments	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 2/28/21
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.22	2.05	2.01
Class C	0.18	1.34	1.30
Class Z	0.23	2.35	2.29
Class R6	0.23	2.40	2.38

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended February 28, 2021. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Short Duration High Yield Income Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Short Duration High Yield Income Fund		Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,056.30	1.00%	$5.10
	Hypothetical	$1,000.00	$1,019.84	1.00%	$5.01
Class C	Actual	$1,000.00	$1,052.40	1.75%	$8.91
	Hypothetical	$1,000.00	$1,016.12	1.75%	$8.75
Class Z	Actual	$1,000.00	$1,057.60	0.75%	$3.83
	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76
Class R6	Actual	$1,000.00	$1,056.70	0.70%	$3.57
	Hypothetical	$1,000.00	$1,021.32	0.70%	$3.51

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2021, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of February 28, 2021

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 97.4%

BANK LOANS 12.6%

Advertising 0.2%
Clear Channel Outdoor Holdings, Inc., Term B Loan, 2 - 3 Month LIBOR + 3.500%	3.685	%(c)	08/21/26		6,913	$6,712,328

Auto Manufacturers 0.3%
Navistar, Inc., Tranche B Term Loan, 1 Month LIBOR + 3.500%	3.620	(c)	11/06/24		10,673	10,664,991

Beverages 0.0%
Jacobs Douwe Egberts International BV (Netherlands), Term B EUR Loan, 3 Month EURIBOR + 1.750%	2.250	(c)	11/03/25	EUR	202	243,983

Building Materials 0.3%
Ply Gem Midco, Inc., Initial Term Loan, 1 Month LIBOR + 3.750%	3.860	(c)	04/12/25		9,735	9,726,429

Chemicals 1.9%
Alpha Bidco, Inc. (United Kingdom), Initial Term B-1 Loan, 3 Month LIBOR + 3.000%	4.000	(c)	01/31/24		7,689	7,694,014
Hexion, Inc., Senior Secured Term B Loan, 3 Month LIBOR + 3.500%^	3.740	(c)	07/01/26		17,524	17,436,206
Nouryon USA LLC (Netherlands), Initial Dollar Term Loan, 1 Month LIBOR + 3.000%	3.111	(c)	10/01/25		13,758	13,709,322
PQ Corp., New Term Loan, 3 Month LIBOR + 3.000%	4.000	(c)	02/07/27		1,391	1,391,503
Solenis International LP, First Lien Initial Dollar Term Loan, 3 Month LIBOR + 4.000%	4.256	(c)	06/26/25		18,962	18,963,527
Venator Materials LLC, Initial Term Loan, 1 Month LIBOR + 3.000%	3.115	(c)	08/08/24		9,523	9,463,422

						68,657,994

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund	9

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Commercial Services 0.3%
MPH Acquisition Holdings LLC, Initial Term Loan, 3 Month LIBOR + 2.750%	3.750	%(c)	06/07/23	6,220	$6,209,524
Verscend Holding Corp., Term B Loan, 1 Month LIBOR + 4.500%	4.615	(c)	08/27/25	5,677	5,695,619

					11,905,143

Computers 0.8%
Everi Payments, Inc., Term Loan, 1 Month LIBOR + 10.500%^	11.500	(c)	05/09/24	622	646,750
McAfee LLC, Term B USD Loan, 1 Month LIBOR + 3.750%	3.865	(c)	09/30/24	23,753	23,795,746
Redstone Buyer LLC, Initial Term Loan, 3 Month LIBOR + 5.000%	6.000	(c)	09/01/27	1,995	2,013,703
Surf Holdings LLC, Senior Secured First Lien Dollar Tranche Term Loan, 3 Month LIBOR + 3.500%	3.726	(c)	03/05/27	3,728	3,708,863

					30,165,062

Electric 0.7%
Heritage Power LLC, Term Loan B, 6 Month LIBOR + 6.000%	7.000	(c)	07/30/26	10,958	10,483,277
PG&E Corp., Term Loan B, 1 Month LIBOR + 3.000%	3.500	(c)	06/23/25	13,006	13,032,747

					23,516,024

Electronics 0.1%
Tiger Merger Sub Co., Non-FILO Term Loan, 1 Month LIBOR + 3.500%	3.615	(c)	06/30/25	3,566	3,589,242

Entertainment 0.6%
Playtika Holding Corp., Term B Loan, 3 Month LIBOR + 6.000%	7.000	(c)	12/10/24	12,540	12,575,827
Scientific Games International, Inc., Initial Term B-5 Loan, 1 Month LIBOR + 2.750%	2.865	(c)	08/14/24	8,535	8,390,721

					20,966,548

Healthcare-Services 0.4%
LifePoint Health, Inc., First Lien Term B Loan, 1 Month LIBOR + 3.750%	3.865	(c)	11/17/25	16,066	16,071,339

See Notes to Financial Statements.

10

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Insurance 0.2%
Asurion LLC, Replacement B-6 Term Loan, 1 Month LIBOR + 3.000%	3.115	%(c)	11/03/23	1,335	$1,332,785
Second Lien Term Loan B-3, 1 Month LIBOR + 5.250%	5.365	(c)	01/31/28	3,275	3,366,428
Term Loan	—	(p)	08/31/27	2,075	2,067,219

					6,766,432

Media 0.5%
iHeartCommunications, Inc., New Term Loan, 1 Month LIBOR + 3.000%	3.115	(c)	05/01/26	6,934	6,869,995
Second Amendment Incremental Term Loan, 1 Month LIBOR + 4.000%	4.750	(c)	05/01/26	7,846	7,855,407
Radiate Holdco LLC, Term B Loan, 1 Month LIBOR + 3.500%	4.250	(c)	09/25/26	4,501	4,510,297

					19,235,699

Oil & Gas 0.7%
Ascent Resources Utica Holdings LLC, Second Lien Term Loan, 3 Month LIBOR + 9.000%	10.000	(c)	11/01/25	21,327	23,606,323
Citgo Holding, Inc., Term Loan, 3 Month LIBOR + 7.000%	8.000	(c)	08/01/23	3,465	3,308,991

					26,915,314

Pharmaceuticals 0.2%
Milano Acquisition Corp., Term B Loan, 3 Month LIBOR + 4.000%	4.750	(c)	10/01/27	6,125	6,094,375

Software 2.9%
Boxer Parent Co., Inc., Initial Dollar Term Loan, 3 Month LIBOR + 3.750%	3.898	(c)	10/02/25	17,680	17,688,648
BY Crown Parent LLC, Additional B-1 Term Loan, 1 Month LIBOR + 3.000%	4.000	(c)	02/02/26	2,481	2,486,274
Camelot Co. (Luxembourg), Amendment No. 2 Incremental Term Loans, 1 Month LIBOR + 3.000%	4.000	(c)	10/30/26	2,975	2,980,206

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund	11

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Software (cont’d.)
Dun & Bradstreet Corp, Term Loan B, 1 Month LIBOR + 3.250%	3.365	%(c)	02/06/26	10,002	$10,016,928
Exela Intermediate LLC, 2018 Repriced Term Loan, 3 Month LIBOR + 6.500%	7.500	(c)	07/12/23	2,559	916,890
Finastra USA, Inc., First Lien Dollar Term Loan, 3 Month LIBOR + 3.500%	4.500	(c)	06/13/24	16,863	16,670,904
Greeneden U.S. Holdings II LLC, B-4 Dollar Term Loan, 1 Month LIBOR + 4.000%	4.750	(c)	12/01/27	3,100	3,111,625
Informatica LLC, Dollar 2020 Term Loan, 1 Month LIBOR + 3.250%	3.365	(c)	02/25/27	13,895	13,869,906
Second Lien Initial Loan	7.125		02/25/25	3,125	3,200,522
Rackspace Technology Global, Inc., Term B Loan, 3 Month LIBOR + 2.750%	3.500	(c)	02/15/28	2,925	2,923,172
TIBCO Software, Inc., Second Lien Term Loan, 1 Month LIBOR + 7.250%	7.370	(c)	03/03/28	7,275	7,341,690
Term Loan B-3, 1 Month LIBOR + 3.750%	3.870	(c)	06/30/26	18,053	18,012,102
UKG, Inc., 2021 Incremental Term Loan, 3 Month LIBOR + 3.250%	4.000	(c)	05/04/26	5,611	5,638,992

					104,857,859

Telecommunications 2.5%
Digicel International Finance Ltd. (Saint Lucia), First Lien Initial Term B Loan,1 - 3 Month LIBOR + 3.250%	3.510	(c)	05/27/24	9,433	8,955,639
Intelsat Jackson Holdings SA (Luxembourg), SuperPriority Secured DIP Term Loan, 3 Month LIBOR + 5.500%	6.500	(c)	07/14/21	3,946	3,993,521
Tranche B-3 Term Loan, PRIME + 4.750%	8.000	(c)	11/27/23	4,000	4,054,168
Tranche B-5 Term Loan	8.625		01/02/24	18,833	19,107,540
West Corp., Incremental B1 Term Loan,1 - 3 Month LIBOR + 3.500%	4.500	(c)	10/10/24	6,287	6,148,554
Initial Term B Loan,1 - 3 Month LIBOR + 4.000%	5.000	(c)	10/10/24	23,349	22,977,162

See Notes to Financial Statements.

12

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Telecommunications (cont’d.)
Windstream Services LLC, Initial Term Loan, 1 Month LIBOR + 6.250%	7.250	%(c)	09/21/27	16,019	$16,029,400
Xplornet Communications, Inc. (Canada), Initial Term Loan, 1 Month LIBOR + 4.750%	4.865	(c)	06/10/27	9,819	9,864,012

					91,129,996

TOTAL BANK LOANS (cost $452,370,894)					457,218,758

CORPORATE BONDS 83.4%

Advertising 0.1%
National CineMedia LLC, Sr. Unsec’d. Notes	5.750		08/15/26	6,100	5,246,906

Aerospace & Defense 0.6%
Howmet Aerospace, Inc., Sr. Unsec’d. Notes	6.875		05/01/25	2,875	3,338,915
Spirit AeroSystems, Inc., Sec’d. Notes, 144A(a)	7.500		04/15/25	3,350	3,544,562
SSL Robotics LLC, Sr. Sec’d. Notes, 144A	9.750		12/31/23	12,750	14,280,093

					21,163,570

Agriculture 0.1%
Vector Group Ltd., Gtd. Notes, 144A	10.500		11/01/26	2,125	2,293,348

Airlines 0.1%
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Sr. Sec’d. Notes, 144A	5.750		01/20/26	2,875	3,017,043

Apparel 0.6%
Hanesbrands, Inc.,
Gtd. Notes, 144A(a)	4.625		05/15/24	6,068	6,416,910
Gtd. Notes, 144A	5.375		05/15/25	1,300	1,377,378

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund	13

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Apparel (cont’d.)
William Carter Co. (The), Gtd. Notes, 144A	5.500%	05/15/25	6,766	$7,154,125
Wolverine World Wide, Inc., Gtd. Notes, 144A	6.375	05/15/25	5,080	5,429,593

				20,378,006

Auto Manufacturers 2.4%
Allison Transmission, Inc., Sr. Unsec’d. Notes, 144A	4.750	10/01/27	2,050	2,118,567
Ford Motor Co.,
Sr. Unsec’d. Notes	8.500	04/21/23	3,800	4,246,500
Sr. Unsec’d. Notes	9.000	04/22/25	45,416	54,919,763
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	3.336	03/18/21	4,695	4,698,998
Sr. Unsec’d. Notes	5.584	03/18/24	6,025	6,523,088
Jaguar Land Rover Automotive PLC (United Kingdom), Sr. Unsec’d. Notes, 144A(a)	7.750	10/15/25	4,975	5,388,344
Navistar International Corp.,
Gtd. Notes, 144A	6.625	11/01/25	3,625	3,766,627
Sr. Sec’d. Notes, 144A	9.500	05/01/25	4,550	5,089,473

				86,751,360

Auto Parts & Equipment 1.2%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875	08/15/26	5,000	5,064,322
Adient US LLC, Sr. Sec’d. Notes, 144A	9.000	04/15/25	4,500	4,992,194
American Axle & Manufacturing, Inc.,
Gtd. Notes(a)	6.250	04/01/25	13,484	13,892,206
Gtd. Notes	6.250	03/15/26	1,000	1,023,928
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A	5.750	04/15/25	12,473	12,859,666
Gtd. Notes, 144A	6.500	06/01/26	175	182,755
Dana, Inc.,
Sr. Unsec’d. Notes	5.375	11/15/27	400	419,232
Sr. Unsec’d. Notes	5.500	12/15/24	5,000	5,104,935

				43,539,238

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks 0.5%
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%	08/15/22	975	$1,031,138
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A	7.625	05/01/26	4,475	4,788,028
Popular, Inc. (Puerto Rico), Sr. Unsec’d. Notes(a)	6.125	09/14/23	12,050	13,015,823

				18,834,989

Building Materials 1.3%
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A(a)	7.375	06/05/27	1,885	2,117,936
Cornerstone Building Brands, Inc., Gtd. Notes, 144A	8.000	04/15/26	3,487	3,617,716
Forterra Finance LLC/FRTA Finance Corp., Sr. Sec’d. Notes, 144A	6.500	07/15/25	1,225	1,321,342
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.625	12/15/25	450	458,446
Sr. Sec’d. Notes, 144A	6.250	05/15/25	4,600	4,928,756
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	5.000	02/15/27	22,585	23,348,988
U.S. Concrete, Inc., Gtd. Notes	6.375	06/01/24	11,617	11,910,044

				47,703,228

Chemicals 3.3%
Chemours Co. (The), Gtd. Notes	7.000	05/15/25	25,425	26,202,892
Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A	6.750	08/15/24	6,000	5,655,021
INEOS Quattro Finance 2 PLC (United Kingdom), Sr. Sec’d. Notes, 144A	3.375	01/15/26	5,400	5,386,338
Kraton Polymers LLC/Kraton Polymers Capital Corp., Gtd. Notes, 144A(a)	4.250	12/15/25	10,795	10,915,671
Nouryon Holding BV (Netherlands), Sr. Unsec’d. Notes, 144A(a)	8.000	10/01/26	6,000	6,381,372
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.875	06/01/24	9,350	9,678,172
Sr. Unsec’d. Notes, 144A	5.250	08/01/23	11,244	11,315,437
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	6,211	6,353,910

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund	15

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500%	11/14/22	2,000	$2,065,766
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A	10.500	08/01/24	9,649	8,796,930
Sr. Sec’d. Notes, 144A	10.875	08/01/24	2,378	2,366,261
Tronox Finance PLC, Gtd. Notes, 144A(a)	5.750	10/01/25	9,007	9,302,845
Tronox, Inc.,
Gtd. Notes, 144A(a)	6.500	04/15/26	5,738	5,929,883
Sr. Sec’d. Notes, 144A	6.500	05/01/25	7,150	7,647,430
W.R. Grace & Co.-Conn.,
Gtd. Notes, 144A	4.875	06/15/27	1,925	1,995,125
Gtd. Notes, 144A(a)	5.625	10/01/24	500	546,550

				120,539,603

Commercial Services 2.9%
Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A	5.500	03/01/28	3,875	3,856,287
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Sec’d. Notes, 144A	6.625	07/15/26	9,810	10,382,853
Brink’s Co. (The), Gtd. Notes, 144A	5.500	07/15/25	6,310	6,686,687
Laureate Education, Inc., Gtd. Notes, 144A	8.250	05/01/25	38,145	40,049,143
Nielsen Co. Luxembourg Sarl (The), Gtd. Notes, 144A(a)	5.000	02/01/25	12,741	13,064,250
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A	5.000	04/15/22	6,441	6,459,497
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., Gtd. Notes, 144A	4.625	11/01/26	5,298	5,535,145
United Rentals North America, Inc., Gtd. Notes	5.875	09/15/26	3,250	3,421,305
Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A(a)	9.750	08/15/26	15,650	16,799,748

				106,254,915

Computers 1.6%
Dell International LLC/EMC Corp., Gtd. Notes, 144A	5.875	06/15/21	7,847	7,858,883

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Computers (cont’d.)
Dell International LLC/EMC Corp., (cont’d.)
Gtd. Notes, 144A	7.125%	06/15/24	8,463	$8,759,070
EMC Corp., Sr. Unsec’d. Notes(a)	3.375	06/01/23	3,500	3,624,394
Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25	9,322	9,669,362
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A	5.750	06/01/25	5,370	5,701,265
Sr. Unsec’d. Notes, 144A	6.750	06/01/25	22,613	23,194,632

				58,807,606

Distribution/Wholesale 0.1%
Avient Corp., Sr. Unsec’d. Notes, 144A	5.750	05/15/25	1,725	1,826,850
Core & Main Holdings LP, Sr. Unsec’d. Notes, 144A, Cash coupon 8.625% or PIK 9.375%	8.625	09/15/24	1,000	1,020,140
Univar Solutions USA, Inc., Gtd. Notes, 144A	5.125	12/01/27	2,000	2,089,871

				4,936,861

Diversified Financial Services 3.2%
Alliance Data Systems Corp., Gtd. Notes, 144A(a)	4.750	12/15/24	9,840	10,081,572
Antares Holdings LP (Canada), Sr. Unsec’d. Notes, 144A	3.950	07/15/26	1,750	1,782,552
Fairstone Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.875	07/15/24	4,865	5,127,313
goeasy Ltd. (Canada), Gtd. Notes, 144A	5.375	12/01/24	22,447	23,313,193
Home Point Capital, Inc., Gtd. Notes, 144A	5.000	02/01/26	4,225	4,204,865
LPL Holdings, Inc., Gtd. Notes, 144A	5.750	09/15/25	8,067	8,305,231
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28	3,745	3,862,915
Gtd. Notes, 144A	6.000	01/15/27	3,875	4,083,489
OneMain Finance Corp.,
Gtd. Notes	5.625	03/15/23	5,160	5,490,178
Gtd. Notes	6.875	03/15/25	13,405	15,111,137

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund	17

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
OneMain Finance Corp., (cont’d.)
Gtd. Notes	7.125%	03/15/26	20,638	$23,866,414
Gtd. Notes	8.875	06/01/25	500	548,925
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A	4.500	03/15/23	1,924	2,011,061
Gtd. Notes, 144A	5.250	08/15/22	642	671,149
PennyMac Financial Services, Inc., Gtd. Notes, 144A	5.375	10/15/25	5,075	5,331,340
PHH Mortgage Corp., Sr. Sec’d. Notes, 144A	7.875	03/15/26	2,025	2,060,438

				115,851,772

Electric 1.4%
Calpine Corp., Sr. Sec’d. Notes, 144A	5.250	06/01/26	15,407	15,846,779
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	1,300	1,380,048
Gtd. Notes	6.625	01/15/27	6,150	6,395,230
Gtd. Notes	7.250	05/15/26	6,900	7,175,692
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27	4,290	4,472,362
Gtd. Notes, 144A	5.500	09/01/26	15,667	16,248,125

				51,518,236

Electrical Components & Equipment 0.4%
WESCO Distribution, Inc., Gtd. Notes, 144A(a)	7.125	06/15/25	12,889	13,953,299

Electronics 0.4%
Brightstar Escrow Corp., Sr. Sec’d. Notes, 144A	9.750	10/15/25	7,763	8,298,583
Sensata Technologies BV,
Gtd. Notes, 144A	4.875	10/15/23	2,500	2,677,721
Gtd. Notes, 144A	5.000	10/01/25	3,495	3,835,600
Gtd. Notes, 144A(a)	5.625	11/01/24	1,100	1,214,384

				16,026,288

Energy-Alternate Sources 0.2%
Enviva Partners LP/Enviva Partners Finance Corp., Gtd. Notes, 144A	6.500	01/15/26	5,525	5,783,049

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Engineering & Construction 0.6%
AECOM,
Gtd. Notes	5.125%	03/15/27	4,990	$5,463,856
Gtd. Notes	5.875	10/15/24	11,822	13,087,404
PowerTeam Services LLC,
Sr. Sec’d. Notes, 144A	9.033	12/04/25	2,025	2,253,353

				20,804,613

Entertainment 4.3%
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% / PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	12.000	06/15/26	5,037	3,902,636
Bally’s Corp., Gtd. Notes, 144A	6.750	06/01/27	2,275	2,426,036
Caesars Entertainment, Inc., Sr. Sec’d. Notes, 144A	6.250	07/01/25	9,915	10,507,047
Caesars Resort Collection LLC/CRC Finco, Inc.,
Gtd. Notes, 144A	5.250	10/15/25	23,914	23,762,491
Sr. Sec’d. Notes, 144A	5.750	07/01/25	675	708,715
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A	6.375	05/01/26	2,025	2,146,973
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.375	06/01/24	5,000	5,030,616
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26	14,275	15,164,347
International Game Technology PLC, Sr. Sec’d. Notes, 144A	6.500	02/15/25	19,880	21,971,979
Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875	02/01/24	10,511	10,936,758
Mohegan Gaming & Entertainment, Sec’d. Notes, 144A	8.000	02/01/26	2,600	2,570,647
Motion Bondco DAC (United Kingdom), Gtd. Notes, 144A	6.625	11/15/27	5,475	5,635,657
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance Inc., Sr. Unsec’d. Notes, 144A	8.500	11/15/27	5,550	5,967,749
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A(a)	5.625	01/15/27	4,100	4,280,418
Scientific Games International, Inc., Gtd. Notes, 144A	8.625	07/01/25	15,235	16,400,765

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund	19

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Entertainment (cont’d.)
Scientific Games International, Inc., (cont’d.)
Sr. Sec’d. Notes, 144A	5.000%	10/15/25	5,325	$5,478,528
Six Flags Entertainment Corp., Gtd. Notes, 144A	4.875	07/31/24	8,798	8,815,848
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Sr. Unsec’d. Notes, 144A(a)	7.750	04/15/25	10,200	11,060,154

				156,767,364

Foods 2.4%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A(a)	3.250	03/15/26	15,800	15,643,093
Gtd. Notes, 144A	4.625	01/15/27	19,700	20,397,699
B&G Foods, Inc., Gtd. Notes	5.250	04/01/25	19,804	20,310,886
Chobani LLC/Chobani Finance Corp., Inc., Gtd. Notes, 144A	7.500	04/15/25	8,886	9,251,735
Pilgrim’s Pride Corp., Gtd. Notes, 144A	5.750	03/15/25	16,343	16,677,151
Post Holdings, Inc., Gtd. Notes, 144A	5.000	08/15/26	4,775	4,984,997

				87,265,561

Gas 0.8%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25	14,649	16,037,185
Sr. Unsec’d. Notes	5.625	05/20/24	9,820	10,867,251
Sr. Unsec’d. Notes	5.750	05/20/27	1,395	1,570,964
Sr. Unsec’d. Notes	5.875	08/20/26	235	265,378

				28,740,778

Healthcare-Services 3.6%
Acadia Healthcare Co., Inc., Gtd. Notes	6.500	03/01/24	9,000	9,146,250
HCA, Inc.,
Gtd. Notes	5.375	02/01/25	500	560,747
Gtd. Notes(a)	5.375	09/01/26	710	810,590
Gtd. Notes	7.500	12/15/23	3,000	3,398,603

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
Legacy LifePoint Health LLC, Sr. Sec’d. Notes, 144A	6.750%	04/15/25	7,375	$7,826,514
MEDNAX, Inc., Gtd. Notes, 144A(a)	6.250	01/15/27	9,900	10,456,594
Molina Healthcare, Inc., Sr. Unsec’d. Notes(a)	5.375	11/15/22	6,619	6,989,741
Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	7.250	11/01/25	10,975	11,787,728
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A	9.750	12/01/26	18,970	20,441,942
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A(a)	6.750	07/01/25	4,450	4,552,230
Gtd. Notes, 144A(a)	10.000	04/15/27	6,760	7,520,539
Tenet Healthcare Corp.,
Sec’d. Notes(a)	5.125	05/01/25	2,910	2,940,594
Sr. Sec’d. Notes	4.625	07/15/24	16,947	17,268,772
Sr. Sec’d. Notes, 144A	4.875	01/01/26	3,450	3,572,224
Sr. Sec’d. Notes, 144A(a)	7.500	04/01/25	6,151	6,679,662
Sr. Unsec’d. Notes	6.750	06/15/23	11,450	12,358,097
Sr. Unsec’d. Notes	7.000	08/01/25	5,000	5,181,810

				131,492,637

Home Builders 3.2%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	6.750	08/01/25	10,075	10,478,636
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	1,550	1,619,707
Gtd. Notes	6.750	03/15/25	12,045	12,419,568
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada),
Gtd. Notes, 144A	6.250	09/15/27	3,955	4,172,652
Gtd. Notes, 144A	6.375	05/15/25	8,040	8,238,334
Century Communities, Inc., Gtd. Notes	5.875	07/15/25	2,820	2,949,618
Empire Communities Corp. (Canada), Sr. Unsec’d. Notes, 144A	7.000	12/15/25	12,025	12,655,010
Forestar Group, Inc.,
Gtd. Notes, 144A	5.000	03/01/28	3,150	3,296,447
Gtd. Notes, 144A	8.000	04/15/24	4,025	4,209,635

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund	21

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)
KB Home,
Gtd. Notes	7.000%	12/15/21	1,820	$1,874,973
Gtd. Notes	7.500	09/15/22	3,345	3,639,760
Gtd. Notes	7.625	05/15/23	4,871	5,338,338
Lennar Corp., Gtd. Notes	4.875	12/15/23	2,450	2,687,982
M/I Homes, Inc., Gtd. Notes	5.625	08/01/25	2,466	2,559,134
Meritage Homes Corp.,
Gtd. Notes	6.000	06/01/25	5,200	5,880,775
Gtd. Notes	7.000	04/01/22	990	1,044,797
New Home Co., Inc. (The), Gtd. Notes, 144A	7.250	10/15/25	6,650	6,832,003
STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	7.500	02/15/26	2,675	2,792,012
Taylor Morrison Communities, Inc., Gtd. Notes, 144A	6.625	07/15/27	782	844,946
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A	5.625	03/01/24	14,098	15,255,565
Gtd. Notes, 144A	5.875	04/15/23	6,545	6,982,827
Tri Pointe Homes, Inc., Gtd. Notes	5.250	06/01/27	758	819,514

				116,592,233

Household Products/Wares 0.0%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada), Sr. Sec’d. Notes, 144A(a)	5.000	12/31/26	900	926,478

Internet 0.8%
Cablevision Lightpath LLC, Sr. Sec’d. Notes, 144A	3.875	09/15/27	5,125	5,107,250
Go Daddy Operating Co. LLC/GD Finance Co., Inc., Gtd. Notes, 144A	5.250	12/01/27	3,500	3,684,149
NortonLifeLock, Inc., Sr. Unsec’d. Notes, 144A	5.000	04/15/25	19,000	19,304,983

				28,096,382

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Iron/Steel 0.0%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625%	01/31/29	624	$673,611

Leisure Time 0.8%
Carnival Corp.,
Sr. Unsec’d. Notes, 144A	5.750	03/01/27	3,000	3,045,331
Sr. Unsec’d. Notes, 144A	7.625	03/01/26	125	131,381
NCL Corp. Ltd.,
Sr. Sec’d. Notes, 144A	10.250	02/01/26	4,725	5,505,286
Sr. Sec’d. Notes, 144A	12.250	05/15/24	970	1,152,478
Sr. Unsec’d. Notes, 144A(a)	3.625	12/15/24	5,473	5,059,995
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes(a)	5.250	11/15/22	10,575	10,764,746
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A	6.250	05/15/25	3,000	2,958,853

				28,618,070

Lodging 3.2%
Boyd Gaming Corp.,
Gtd. Notes	6.375	04/01/26	3,627	3,744,707
Gtd. Notes, 144A	8.625	06/01/25	2,250	2,480,388
Full House Resorts, Inc., Sr. Sec’d. Notes, 144A	8.250	02/15/28	1,625	1,722,461
Genting New York LLC/GENNY Capital, Inc., Sr. Unsec’d. Notes, 144A	3.300	02/15/26	1,350	1,354,167
Hilton Domestic Operating Co., Inc., Gtd. Notes, 144A	5.375	05/01/25	10,962	11,523,440
MGM Resorts International,
Gtd. Notes(a)	4.625	09/01/26	2,900	3,048,012
Gtd. Notes	5.500	04/15/27	1,000	1,084,608
Gtd. Notes(a)	5.750	06/15/25	12,215	13,431,605
Gtd. Notes	6.000	03/15/23	7,172	7,645,747
Gtd. Notes	6.750	05/01/25	19,975	21,364,942
Gtd. Notes	7.750	03/15/22	11,750	12,411,163
Station Casinos LLC, Gtd. Notes, 144A(a)	5.000	10/01/25	9,176	9,259,696
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A	5.875	05/15/25	6,000	5,820,671
Wyndham Destinations, Inc., Sr. Sec’d. Notes(a)	6.600	10/01/25	3,150	3,532,838

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund	23

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Lodging (cont’d.)
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A(a)	4.875%	10/01/24	12,550	$12,695,734
Sr. Unsec’d. Notes, 144A(a)	5.500	01/15/26	3,800	3,966,404

				115,086,583

Machinery-Diversified 0.4%
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	10.125	08/01/24	15,423	16,194,242

Media 9.4%
Beasley Mezzanine Holdings LLC, Sr. Sec’d. Notes, 144A	8.625	02/01/26	1,970	1,993,524
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	5,529	5,787,068
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	12,300	12,886,628
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	11,465	11,856,860
Sr. Unsec’d. Notes, 144A	5.750	02/15/26	26,738	27,621,977
Sr. Unsec’d. Notes, 144A	5.875	05/01/27	23,827	24,676,978
Clear Channel Worldwide Holdings, Inc., Gtd. Notes(a)	9.250	02/15/24	19,720	20,628,843
CSC Holdings LLC,
Gtd. Notes, 144A	5.500	05/15/26	47,562	49,234,628
Gtd. Notes, 144A	5.500	04/15/27	18,766	19,742,877
Sr. Unsec’d. Notes	6.750	11/15/21	3,000	3,101,353
Diamond Sports Group LLC/Diamond Sports Finance Co., Sr. Sec’d. Notes, 144A(a)	5.375	08/15/26	15,460	10,937,020
DISH DBS Corp.,
Gtd. Notes(a)	5.000	03/15/23	1,635	1,685,793
Gtd. Notes(a)	5.875	07/15/22	12,300	12,820,170
Gtd. Notes(a)	5.875	11/15/24	6,247	6,538,134
Gtd. Notes	6.750	06/01/21	34,812	35,251,502
EW Scripps Co. (The), Gtd. Notes, 144A(a)	5.125	05/15/25	14,652	14,963,369
Gray Television, Inc., Gtd. Notes, 144A	5.875	07/15/26	23,847	24,719,111
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	5.750	01/15/23	3,451	3,678,582
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Sec’d. Notes, 144A	4.500	09/15/26	9,853	10,029,779

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)
Sinclair Television Group, Inc.,
Gtd. Notes, 144A	5.875%	03/15/26	3,923	$4,011,473
Sirius XM Radio, Inc.,
Gtd. Notes, 144A	3.875	08/01/22	7,063	7,107,437
Gtd. Notes, 144A(a)	4.625	07/15/24	3,869	3,989,159
TEGNA, Inc.,
Gtd. Notes, 144A(a)	4.750	03/15/26	2,725	2,903,053
Gtd. Notes, 144A(a)	5.500	09/15/24	537	546,635
Townsquare Media, Inc., Sr. Sec’d. Notes, 144A(a)	6.875	02/01/26	2,600	2,720,464
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	5.125	02/15/25	7,443	7,451,122
Sr. Sec’d. Notes, 144A	6.625	06/01/27	6,425	6,747,263
Urban One, Inc., Sr. Sec’d. Notes, 144A	7.375	02/01/28	1,450	1,460,386
Videotron Ltd. (Canada), Gtd. Notes, 144A	5.125	04/15/27	4,344	4,545,590

				339,636,778

Mining 3.3%
Constellium SE,
Gtd. Notes, 144A	5.750	05/15/24	12,602	12,787,176
Gtd. Notes, 144A	5.875	02/15/26	1,700	1,747,080
Eldorado Gold Corp. (Turkey), Sec’d. Notes, 144A	9.500	06/01/24	6,741	7,512,689
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.500	03/01/24	6,675	6,819,922
Gtd. Notes, 144A	6.875	03/01/26	660	689,674
Gtd. Notes, 144A(a)	7.250	04/01/23	22,185	22,631,362
Freeport-McMoRan, Inc.,
Gtd. Notes(a)	3.875	03/15/23	17,245	17,987,526
Gtd. Notes	4.550	11/14/24	1,535	1,693,132
Hudbay Minerals, Inc. (Peru),
Gtd. Notes, 144A	4.500	04/01/26	2,075	2,102,970
Gtd. Notes, 144A	7.625	01/15/25	22,910	23,864,251
New Gold, Inc. (Canada),
Gtd. Notes, 144A	6.375	05/15/25	3,811	3,933,322
Sr. Unsec’d. Notes, 144A	7.500	07/15/27	5,250	5,528,372

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund	25

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining (cont’d.)
Novelis Corp., Gtd. Notes, 144A	5.875%	09/30/26		10,825	$11,291,114

					118,588,590

Miscellaneous Manufacturing 1.1%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500	12/01/24		2,350	2,206,288
Sr. Unsec’d. Notes, 144A(a)	7.500	03/15/25		9,428	8,622,370
Sr. Unsec’d. Notes, 144A(a)	8.750	12/01/21		27,115	28,165,394
FXI Holdings, Inc., Sr. Sec’d. Notes, 144A	7.875	11/01/24		836	850,888

					39,844,940

Oil & Gas 6.6%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26		4,925	5,121,894
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24	(d)	10,985	7,250
Antero Resources Corp.,
Gtd. Notes	5.000	03/01/25		5,645	5,610,345
Gtd. Notes	5.625	06/01/23		26,046	26,087,119
Gtd. Notes, 144A	8.375	07/15/26		2,275	2,494,617
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Gtd. Notes, 144A	9.000	11/01/27		8,489	10,873,041
Chesapeake Energy Corp., Gtd. Notes, 144A	5.500	02/01/26		2,425	2,527,330
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	9.250	08/01/24		17,582	17,304,668
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A	6.250	08/15/22		1,000	1,000,388
Sr. Sec’d. Notes, 144A	7.000	06/15/25		9,285	9,552,638
Double Eagle III Midco 1 LLC/Double Eagle Finance Corp., Sr. Unsec’d. Notes, 144A	7.750	12/15/25		8,050	8,630,363
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.500	01/30/26		6,500	6,639,888
Sr. Unsec’d. Notes, 144A	5.750	01/30/28		284	300,354
Sr. Unsec’d. Notes, 144A	6.625	07/15/25		4,350	4,567,647

See Notes to Financial Statements.

26

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
EQT Corp.,
Sr. Unsec’d. Notes(a)	3.000%		10/01/22	1,000	$1,006,785
Sr. Unsec’d. Notes	3.900		10/01/27	9,361	9,710,233
Sr. Unsec’d. Notes(a)	8.500	(cc)	02/01/30	1,475	1,928,167
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.000		12/01/24	6,400	6,504,908
Sr. Unsec’d. Notes, 144A	5.750		10/01/25	11,761	11,997,603
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	7.125		02/01/27	4,450	4,671,200
Sec’d. Notes, 144A	6.500		01/15/25	3,385	3,493,784
Nabors Industries Ltd., Gtd. Notes, 144A	7.250		01/15/26	2,800	2,486,922
Nabors Industries, Inc., Gtd. Notes	5.750		02/01/25	11,240	8,948,232
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes(a)	2.900		08/15/24	1,525	1,483,858
Sr. Unsec’d. Notes	3.200		08/15/26	275	263,043
Sr. Unsec’d. Notes	3.400		04/15/26	2,000	1,939,802
Sr. Unsec’d. Notes	3.450		07/15/24	4,425	4,424,216
Sr. Unsec’d. Notes	3.500		06/15/25	125	123,117
Sr. Unsec’d. Notes	5.500		12/01/25	2,775	2,938,627
Sr. Unsec’d. Notes	5.550		03/15/26	1,200	1,279,493
Sr. Unsec’d. Notes(a)	5.875		09/01/25	9,300	10,088,366
Sr. Unsec’d. Notes	6.950		07/01/24	175	192,986
Ovintiv Exploration, Inc., Gtd. Notes	5.375		01/01/26	1,500	1,657,348
PBF Holding Co. LLC/PBF Finance Corp., Sr. Sec’d. Notes, 144A	9.250		05/15/25	7,465	7,278,428
Precision Drilling Corp. (Canada), Gtd. Notes, 144A(a)	7.125		01/15/26	8,221	7,967,677
Range Resources Corp.,
Gtd. Notes	4.875		05/15/25	4,825	4,772,438
Gtd. Notes	5.000		03/15/23	14,129	14,204,661
Gtd. Notes(a)	9.250		02/01/26	2,600	2,830,133
Sunoco LP/Sunoco Finance Corp., Gtd. Notes(a)	6.000		04/15/27	3,275	3,405,239
Transocean, Inc.,
Gtd. Notes, 144A	7.250		11/01/25	1,200	803,956
Gtd. Notes, 144A	7.500		01/15/26	8,325	5,469,078

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund	27

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
WPX Energy, Inc.,
Sr. Unsec’d. Notes	5.250%	09/15/24	10,208	$11,375,805
Sr. Unsec’d. Notes	8.250	08/01/23	4,720	5,439,337

				239,402,984

Packaging & Containers 0.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A	4.125	08/15/26	2,250	2,327,395
Sr. Unsec’d. Notes, 144A	5.250	08/15/27	6,300	6,525,481
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A(a)	6.375	08/15/25	5,435	6,071,562

				14,924,438

Pharmaceuticals 2.4%
Bausch Health Americas, Inc.,
Gtd. Notes, 144A	8.500	01/31/27	7,450	8,255,797
Gtd. Notes, 144A	9.250	04/01/26	5,025	5,569,763
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	6.125	04/15/25	47,150	48,267,714
Gtd. Notes, 144A	9.000	12/15/25	5,775	6,290,031
Sr. Sec’d. Notes, 144A	5.500	11/01/25	500	514,823
Sr. Sec’d. Notes, 144A(a)	7.000	03/15/24	5,000	5,108,403
P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A	7.750	11/15/25	11,350	12,123,333

				86,129,864

Pipelines 1.4%
DCP Midstream Operating LP, Gtd. Notes, 144A	4.750	09/30/21	2,825	2,850,750
EQM Midstream Partners LP,
Sr. Unsec’d. Notes(a)	4.125	12/01/26	3,729	3,647,516
Sr. Unsec’d. Notes	4.750	07/15/23	2,077	2,141,484
Sr. Unsec’d. Notes, 144A	6.000	07/01/25	2,505	2,646,616
Rattler Midstream LP, Gtd. Notes, 144A	5.625	07/15/25	2,005	2,092,936
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	3.600	05/15/25	4,875	4,990,359

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500%	09/15/24	11,211	$11,268,794
Gtd. Notes, 144A	7.500	10/01/25	1,900	2,025,353
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes	4.250	11/15/23	7,800	7,822,312
Gtd. Notes(a)	5.875	04/15/26	625	650,993
Western Midstream Operating LP,
Sr. Unsec’d. Notes	3.950	06/01/25	3,050	3,094,405
Sr. Unsec’d. Notes(a)	4.350	02/01/25	7,650	7,831,518

				51,063,036

Real Estate 0.5%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875	11/15/25	7,815	8,244,490
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	6,150	6,336,496
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250	02/15/26	2,450	2,513,709

				17,094,695

Real Estate Investment Trusts (REITs) 3.4%
Diversified Healthcare Trust,
Gtd. Notes	9.750	06/15/25	18,900	21,278,116
Sr. Unsec’d. Notes	4.750	05/01/24	2,000	2,040,841
Sr. Unsec’d. Notes	6.750	12/15/21	690	700,157
ESH Hospitality, Inc., Gtd. Notes, 144A	5.250	05/01/25	19,413	19,780,130
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, Gtd. Notes, 144A	3.750	12/15/27	1,800	1,794,318
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375	04/15/26	3,100	3,559,128
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Gtd. Notes, 144A	4.625	06/15/25	1,130	1,197,576
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	5.000	10/15/27	4,375	4,641,934
Gtd. Notes	5.250	08/01/26	375	389,597

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund	29

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A	7.500%	06/01/25		17,455	$18,920,818
Sabra Health Care LP, Gtd. Notes	5.125	08/15/26		650	733,045
SBA Communications Corp., Sr. Unsec’d. Notes	4.875	09/01/24		6,829	7,003,803
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	7.875	02/15/25		11,110	11,904,029
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	6.000	04/15/23		4,000	4,071,268
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A(a)	3.500	02/15/25		4,450	4,511,724
Gtd. Notes, 144A	3.750	02/15/27		14,100	14,299,773
Gtd. Notes, 144A	4.250	12/01/26		6,370	6,569,306

					123,395,563

Retail 3.4%
BCPE Ulysses Intermediate, Inc., Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%(a)	7.750	04/01/27		1,325	1,348,154
Beacon Roofing Supply, Inc., Gtd. Notes, 144A(a)	4.875	11/01/25		2,825	2,851,310
Brinker International, Inc.,
Gtd. Notes, 144A	5.000	10/01/24		17,608	18,304,648
Sr. Unsec’d. Notes	3.875	05/15/23		3,125	3,132,569
eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.500	10/30/25		13,926	14,785,969
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes	8.625	06/15/20	(d)	4,790	2,759,693
Sr. Unsec’d. Notes	8.625	06/15/20	(d)	9,025	4,626,332
Golden Nugget, Inc., Sr. Unsec’d. Notes, 144A(a)	6.750	10/15/24		12,929	13,141,446
L Brands, Inc., Gtd. Notes	5.625	10/15/23		19,076	20,653,661
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	5.500	11/01/23		2,217	2,237,105
Gtd. Notes	5.625	12/01/25		9,245	9,531,786

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail (cont’d.)
Sally Holdings LLC/Sally Capital, Inc., (cont’d.) Sec’d. Notes, 144A	8.750%	04/30/25	3,770	$4,186,935
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.500	06/01/24	9,272	9,404,526
Sr. Unsec’d. Notes	5.750	03/01/25	15,192	15,437,593

				122,401,727

Semiconductors 0.7%
Microchip Technology, Inc., Gtd. Notes, 144A(a)	4.250	09/01/25	12,742	13,321,409
Sensata Technologies UK Financing Co. PLC, Gtd. Notes, 144A	6.250	02/15/26	12,210	12,591,562

				25,912,971

Software 1.4%
Boxer Parent Co., Inc., Sr. Sec’d. Notes, 144A	7.125	10/02/25	8,000	8,647,132
BY Crown Parent LLC, Gtd. Notes, 144A	7.375	10/15/24	8,170	8,321,306
BY Crown Parent LLC/BY Bond Finance, Inc., Sr. Sec’d. Notes, 144A	4.250	01/31/26	14,305	14,730,403
Dun & Bradstreet Corp. (The), Gtd. Notes, 144A(a)	10.250	02/15/27	4,849	5,432,862
Sr. Sec’d. Notes, 144A	6.875	08/15/26	9,605	10,300,018
Open Text Corp. (Canada), Gtd. Notes, 144A	5.875	06/01/26	1,500	1,551,535

				48,983,256

Telecommunications 8.0%
Altice France SA (France), Sr. Sec’d. Notes, 144A	7.375	05/01/26	2,700	2,817,191
CommScope Technologies LLC, Gtd. Notes, 144A(a)	6.000	06/15/25	8,463	8,608,015
CommScope, Inc.,
Sr. Sec’d. Notes, 144A	5.500	03/01/24	8,000	8,224,527
Sr. Sec’d. Notes, 144A	6.000	03/01/26	14,280	15,011,460
Digicel Holdings Bermuda Ltd./Digicel International Finance Ltd. (Jamaica), Gtd. Notes, 144A	8.000	12/31/26	967	923,869

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund	31

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Digicel Holdings Bermuda Ltd./Digicel International Finance Ltd. (Jamaica), (cont’d.)
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000%	12/31/25		2,979	$3,028,026
Sr. Sec’d. Notes, 144A	8.750	05/25/24		17,350	18,172,841
Sr. Sec’d. Notes, 144A	8.750	05/25/24		11,997	12,566,916
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	5.500	08/01/23	(d)	6,971	4,461,679
Sr. Sec’d. Notes, 144A	8.000	02/15/24	(d)	20,302	20,968,980
Level 3 Financing, Inc.,
Gtd. Notes	5.250	03/15/26		995	1,024,043
Gtd. Notes	5.375	05/01/25		4,870	4,993,811
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes(a)	5.625	04/01/25		5,000	5,355,966
Sr. Unsec’d. Notes, Series S	6.450	06/15/21		22,135	22,417,723
Sr. Unsec’d. Notes, Series T	5.800	03/15/22		7,640	7,922,636
Sr. Unsec’d. Notes, Series W	6.750	12/01/23		2,753	3,055,477
Sr. Unsec’d. Notes, Series Y(a)	7.500	04/01/24		4,100	4,606,235
Sprint Communications, Inc.,
Gtd. Notes	6.000	11/15/22		5,580	5,967,809
Sprint Corp.,
Gtd. Notes	7.125	06/15/24		11,700	13,487,653
Gtd. Notes	7.250	09/15/21		13,721	14,120,028
Gtd. Notes	7.625	02/15/25		5,365	6,384,233
Gtd. Notes	7.625	03/01/26		1,500	1,840,234
Gtd. Notes	7.875	09/15/23		26,784	30,921,904
T-Mobile USA, Inc.,
Gtd. Notes	5.125	04/15/25		5,667	5,767,912
Gtd. Notes	6.000	04/15/24		15,275	15,386,242
Gtd. Notes	6.500	01/15/26		26,256	27,122,045
Viasat, Inc.,
Sr. Sec’d. Notes, 144A	5.625	04/15/27		3,808	3,990,617
Sr. Unsec’d. Notes, 144A	5.625	09/15/25		10,225	10,429,500
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A	4.000	03/01/27		8,654	8,612,471

					288,190,043

Transportation 0.9%
XPO Logistics, Inc., Gtd. Notes, 144A	6.125	09/01/23		4,500	4,582,044

See Notes to Financial Statements.

32

PGIM Short Duration High Yield Income Fund	32

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Transportation (cont’d.)
XPO Logistics, Inc., (cont’d.)
Gtd. Notes, 144A	6.250%		05/01/25	12,075	$12,966,170
Gtd. Notes, 144A	6.750		08/15/24	15,275	16,131,651

					33,679,865

TOTAL CORPORATE BONDS (cost $2,974,102,275)					3,023,106,619

SOVEREIGN BONDS 0.0%
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes, 144A	6.608	(s)	07/31/30	92	38,487
Sr. Unsec’d. Notes, 144A	0.500	(cc)	07/31/30	324	192,382
Sr. Unsec’d. Notes, 144A	0.500	(cc)	07/31/35	535	245,924
Sr. Unsec’d. Notes, 144A	0.500	(cc)	07/31/40	125	53,326

TOTAL SOVEREIGN BONDS (cost $733,982)					530,119

				Shares

COMMON STOCKS 1.4%

Electric Utilities 0.1%
GenOn Energy Holdings, Inc. (Class A Stock)*^				41,315	5,784,100

Hotels, Restaurants & Leisure 0.2%
CEC Entertainment, Inc.*				366,068	6,360,432

Oil, Gas & Consumable Fuels 1.1%
Chesapeake Energy Corp.*				876,941	38,743,253
Chesapeake Energy Corp. Backstop Commitment*				5,043	212,700

					38,955,953

TOTAL COMMON STOCKS (cost $19,082,632)					51,100,485

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund	33

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Units	Value

WARRANTS* 0.0%

Hotels, Restaurants & Leisure
CEC Entertainment, Inc., expiring 02/15/22 (cost $0)	142,674	$128,407

TOTAL LONG-TERM INVESTMENTS (cost $3,446,289,783)		3,532,084,388

	Shares

SHORT-TERM INVESTMENTS 8.4%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	96,747,474	96,747,474
PGIM Institutional Money Market Fund (cost $206,754,663; includes $206,731,266 of cash collateral for securities on loan)(b)(wa)	206,892,607	206,789,161

TOTAL SHORT-TERM INVESTMENTS (cost $303,502,137)		303,536,635

TOTAL INVESTMENTS 105.8% (cost $3,749,791,920)		3,835,621,023

Liabilities in excess of other assets(z) (5.8)%		(210,216,902)

NET ASSETS 100.0%		$3,625,404,121

Below is a list of the abbreviation(s) used in the semiannual report:

EUR—Euro

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

CDX—Credit Derivative Index

DIP—Debtor-In-Possession

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

OTC—Over-the-counter

PIK—Payment-in-Kind

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $23,867,015 and 0.7% of net assets.

See Notes to Financial Statements.

34

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $201,676,739; cash collateral of $206,731,266 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2021.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of February 28, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitment outstanding at February 28, 2021:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
U.S. Concrete, Inc., Initial Delayed Draw Term Loan, 1 Month LIBOR + 2.750%, 1.375%(c), Maturity Date 05/01/25 (cost $1,530,695)^	1,546	$1,530,654	$—	$(41)

Futures contracts outstanding at February 28, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,517	2 Year U.S. Treasury Notes	Jun. 2021	$334,901,454	$(193,017)
76	5 Year Euro-Bobl	Mar. 2021	12,306,762	(98,185)
2,320	5 Year U.S. Treasury Notes	Jun. 2021	287,607,500	(2,592,786)
3	Euro Schatz Index	Mar. 2021	406,016	(564)

				(2,884,552)

Short Positions:
27	10 Year Euro-Bund	Mar. 2021	5,648,826	123,115
4	10 Year Euro-Bund	Jun. 2021	823,012	(3,961)
465	10 Year U.S. Treasury Notes	Jun. 2021	61,714,219	830,296

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund	35

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Futures contracts outstanding at February 28, 2021 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
2	20 Year U.S. Treasury Bonds	Jun. 2021	$318,438	$3,716
3	30 Year U.S. Ultra Treasury Bonds	Jun. 2021	567,188	5,449

				958,615

				$(1,925,937)

Forward foreign currency exchange contracts outstanding at February 28, 2021:

Purchase Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 03/02/21	Barclays Bank PLC	EUR 1,370	$1,664,502	$1,653,475	$—	$(11,027)

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 03/02/21	Citibank, N.A.	EUR 1,370	$1,666,771	$1,653,475	$13,296	$—
Expiring 04/06/21	Barclays Bank PLC	EUR 1,370	1,665,770	1,655,040	10,730	—

			$3,332,541	$3,308,515	24,026	—

					$24,026	$(11,027)

Credit default swap agreements outstanding at February 28, 2021:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at February 28, 2021(4)	Value at Trade Date	Value at February 28, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.35.V1	12/20/25	5.000%(Q)	129,975	3.088%	$10,891,920	$12,055,251	$1,163,331

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

See Notes to Financial Statements.

36

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$6,464,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund	37

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

The following is a summary of the inputs used as of February 28, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Bank Loans	$—	$439,135,802	$18,082,956
Corporate Bonds	—	3,023,106,619	—
Sovereign Bonds	—	530,119	—
Common Stocks	38,743,253	6,573,132	5,784,100
Warrants	—	128,407	—
Affiliated Mutual Funds	303,536,635	—	—

Total	$342,279,888	$3,469,474,079	$23,867,056

Other Financial Instruments*
Assets
Futures Contracts	$962,576	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	24,026	—
Centrally Cleared Credit Default Swap Agreement	—	1,163,331	—

Total	$962,576	$1,187,357	$—

Liabilities
Unfunded Loan Commitment	$—	$—	$(41)
Futures Contracts	(2,888,513)	—	—
OTC Forward Foreign Currency Exchange Contract	—	(11,027)	—

Total	$(2,888,513)	$(11,027)	$(41)

*

Other financial instruments are derivative instruments, with the exception of unfunded loan commitments, and are not reflected in the Schedule of Investments. Futures, forwards, centrally cleared swap contracts and unfunded loan commitments are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2021 were as follows:

Telecommunications	10.5%
Media	9.9
Affiliated Mutual Funds (5.7% represents investments purchased with collateral from securities on loan)	8.4
Oil & Gas	7.3
Chemicals	5.2
Entertainment	4.9
Software	4.3
Healthcare-Services	4.0
Real Estate Investment Trusts (REITs)	3.4
Retail	3.4

Mining	3.3%
Commercial Services	3.2
Home Builders	3.2
Diversified Financial Services	3.2
Lodging	3.2
Auto Manufacturers	2.7
Pharmaceuticals	2.6
Computers	2.4
Foods	2.4
Electric	2.1
Building Materials	1.6
Pipelines	1.4

See Notes to Financial Statements.

38

Industry Classification (continued):

Auto Parts & Equipment	1.2%
Miscellaneous Manufacturing	1.1
Oil, Gas & Consumable Fuels	1.1
Transportation	0.9
Gas	0.8
Leisure Time	0.8
Internet	0.8
Semiconductors	0.7
Aerospace & Defense	0.6
Engineering & Construction	0.6
Apparel	0.6
Electronics	0.5
Banks	0.5
Real Estate	0.5
Machinery-Diversified	0.4
Packaging & Containers	0.4
Electrical Components & Equipment	0.4
Advertising	0.3
Insurance	0.2

Hotels, Restaurants & Leisure	0.2%
Energy-Alternate Sources	0.2
Electric Utilities	0.1
Distribution/Wholesale	0.1
Airlines	0.1
Agriculture	0.1
Household Products/Wares	0.0	*
Iron/Steel	0.0	*
Sovereign Bonds	0.0	*
Beverages	0.0	*

	105.8
Liabilities in excess of other assets	(5.8)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk, and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$1,163,331	*	—	$—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	24,026		Unrealized depreciation on OTC forward foreign currency exchange contracts	11,027

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund	39

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$962,576	*	Due from/to broker-variation margin futures	$2,888,513	*

		$2,149,933			$2,899,540

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$(15,596,730)
Foreign exchange contracts	—	(51,871)	—
Interest rate contracts	(1,063,892)	—	—

Total	$(1,063,892)	$(51,871)	$(15,596,730)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$18,279,917
Foreign exchange contracts	—	40,407	—
Interest rate contracts	(2,130,496)	—	—

Total	$(2,130,496)	$40,407	$18,279,917

See Notes to Financial Statements.

40

For the six months ended February 28, 2021, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)	Forward Foreign Currency Exchange Contracts— Purchased(2)
$428,651,342	$65,181,152	$1,636,137

Forward Foreign Currency Exchange Contracts—Sold(2)	Credit Default Swap Agreements— Buy Protection(1)
$3,269,485	$48,338,717

Credit Default Swap Agreements— Sell Protection(1)
$53,325,000

(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Average volume is based on average quarter end balances as noted for the six months ended February 28, 2021.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$201,676,739	$(201,676,739)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Barclays Bank PLC	$10,730	$(11,027)	$(297)	$—	$(297)
Citibank, N.A.	13,296	—	13,296	—	13,296

	$24,026	$(11,027)	$12,999	$—	$12,999

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund	41

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

42

Statement of Assets and Liabilities (unaudited)

as of February 28, 2021

Assets
Investments at value, including securities on loan of $201,676,739:
Unaffiliated investments (cost $3,446,289,783)	$3,532,084,388
Affiliated investments (cost $303,502,137)	303,536,635
Cash	9,783,133
Foreign currency, at value (cost $1,935,052)	2,052,792
Dividends and interest receivable	52,079,334
Receivable for investments sold	37,650,958
Receivable for Fund shares sold	35,147,143
Deposit with broker for centrally cleared/exchange-traded derivatives	6,464,000
Due from broker—variation margin swaps	160,650
Due from broker—variation margin futures	144,788
Unrealized appreciation on OTC forward foreign currency exchange contracts	24,026
Prepaid expenses	16,120

Total Assets	3,979,143,967

Liabilities
Payable to broker for collateral for securities on loan	206,731,266
Payable for Fund shares purchased	116,621,804
Payable for investments purchased	25,701,155
Management fee payable	1,802,292
Dividends payable	1,694,236
Accrued expenses and other liabilities	866,673
Distribution fee payable	288,632
Affiliated transfer agent fee payable	22,720
Unrealized depreciation on OTC forward foreign currency exchange contracts	11,027
Unrealized depreciation on unfunded loan commitments	41

Total Liabilities	353,739,846

Net Assets	$3,625,404,121

Net assets were comprised of:
Common stock, at par	$4,018,677
Paid-in capital in excess of par	3,746,378,190
Total distributable earnings (loss)	(124,992,746)

Net assets, February 28, 2021	$3,625,404,121

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund	43

Statement of Assets and Liabilities (unaudited)

as of February 28, 2021

Class A
Net asset value and redemption price per share, ($354,544,634 ÷ 39,310,254 shares of common stock issued and outstanding)	$9.02
Maximum sales charge (2.25% of offering price)	0.21

Maximum offering price to public	$9.23

Class C
Net asset value, offering price and redemption price per share,
($285,345,700 ÷ 31,641,579 shares of common stock issued and outstanding)	$9.02

Class Z
Net asset value, offering price and redemption price per share,
($2,409,839,719 ÷ 267,134,884 shares of common stock issued and outstanding)	$9.02

Class R6
Net asset value, offering price and redemption price per share,
($575,674,068 ÷ 63,780,975 shares of common stock issued and outstanding)	$9.03

See Notes to Financial Statements.

44

Statement of Operations (unaudited)

Six Months Ended February 28, 2021

Net Investment Income (Loss)
Income
Interest income	$87,656,931
Unaffiliated dividend income	670,441
Income from securities lending, net (including affiliated income of $115,847)	154,799
Affiliated dividend income	145,149

Total income	88,627,320

Expenses
Management fee	11,876,575
Distribution fee(a)	1,870,377
Transfer agent’s fees and expenses (including affiliated expense of $62,491)(a)	1,287,677
Custodian and accounting fees	166,797
Registration fees(a)	106,354
Shareholders’ reports	44,054
SEC registration fees	24,613
Directors’ fees	22,295
Audit fee	21,463
Legal fees and expenses	16,750
Miscellaneous	29,282

Total expenses	15,466,237
Less: Fee waiver and/or expense reimbursement(a)	(814,869)

Net expenses	14,651,368

Net investment income (loss)	73,975,952

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(46,111))	(10,178,653)
Futures transactions	(1,063,892)
Forward currency contract transactions	(51,871)
Swap agreement transactions	(15,596,730)
Foreign currency transactions	21,206

(26,869,940)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(22,366))	129,652,106
Futures	(2,130,496)
Forward currency contracts	40,407
Swap agreements	18,279,917
Foreign currencies	(13,898)
Unfunded loan commitments	(40,697)

145,787,339

Net gain (loss) on investment and foreign currency transactions	118,917,399

Net Increase (Decrease) In Net Assets Resulting From Operations	$192,893,351

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund	45

Statement of Operations (unaudited)

Six Months Ended February 28, 2021

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	420,496	1,449,881	—	—
Transfer agent’s fees and expenses	119,058	108,171	1,058,420	2,028
Registration fees	20,365	15,230	51,248	19,511
Fee waiver and/or expense reimbursement	(69,864)	(63,959)	(639,839)	(41,207)

See Notes to Financial Statements.

46

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2021	Year Ended August 31, 2020

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$73,975,952	$152,160,117
Net realized gain (loss) on investment and foreign currency transactions	(26,869,940)	(12,971,888)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	145,787,339	(81,436,818)

Net increase (decrease) in net assets resulting from operations	192,893,351	57,751,411

Dividends and Distributions
Distributions from distributable earnings
Class A	(8,298,640)	(14,503,070)
Class C	(6,062,451)	(13,478,523)
Class Z	(58,536,920)	(114,851,528)
Class R6	(14,596,955)	(12,758,102)

	(87,494,966)	(155,591,223)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	829,719,742	1,970,449,569
Net asset value of shares issued in reinvestment of dividends and distributions	76,626,499	133,318,119
Cost of shares purchased	(712,936,484)	(1,635,347,430)

Net increase (decrease) in net assets from Fund share transactions	193,409,757	468,420,258

Total increase (decrease)	298,808,142	370,580,446

Net Assets:
Beginning of period	3,326,595,979	2,956,015,533

End of period	$3,625,404,121	$3,326,595,979

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund	47

Notes to Financial Statements (unaudited)

1. Organization

Prudential Investment Portfolios, Inc. 15 (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company currently consists of two funds: PGIM High Yield Fund and PGIM Short Duration High Yield Income Fund. These financial statements relate only to the PGIM Short Duration High Yield Income Fund (the “Fund”). The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to provide a high level of current income.

2. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

48

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

PGIM Short Duration High Yield Income Fund	49

Notes to Financial Statements (unaudited) (continued)

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

50

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

PGIM Short Duration High Yield Income Fund	51

Notes to Financial Statements (unaudited) (continued)

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Bank Loans: The Fund invested in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Fund acquires interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty

52

(“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of

PGIM Short Duration High Yield Income Fund	53

Notes to Financial Statements (unaudited) (continued)

period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Master Netting Arrangements: The Company, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The Company, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including

54

the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants: The Fund held warrants acquired either through a direct purchase or pursuant to corporate actions. Warrants entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants are held as long positions by the Fund until exercised, sold or expired. Warrants are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: The Fund invested in the open market or received pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination

PGIM Short Duration High Yield Income Fund	55

Notes to Financial Statements (unaudited) (continued)

at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

56

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Company, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income and PGIM, Inc. has entered into a sub-subadvisory agreement with PGIM Limited (each a “subadviser” and collectively the “subadvisers”). The Manager pays for the services of the subadvisers.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.70% of the Fund’s average daily net assets up to $2 billion and 0.675% of the average daily net assets in excess of $2 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.69% for the reporting period ended February 28, 2021.

The Manager has contractually agreed, through December 31, 2021, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.00% of average daily net assets for Class A shares, 1.75% of average daily net assets for Class C shares, 0.75% of average daily net assets for Class Z shares and 0.70% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year

PGIM Short Duration High Yield Income Fund	57

Notes to Financial Statements (unaudited) (continued)

during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25% and 1% of the average daily net assets of the Class A and Class C shares, respectively. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

For the reporting period ended February 28, 2021, PIMS received $189,413 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended February 28, 2021, PIMS received $5,733 and $12,317 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

58

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. For the reporting period ended February 28, 2021, no 17a-7 transactions were entered into by the Fund.

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended February 28, 2021, were $1,505,482,221 and $1,130,096,947, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended February 28, 2021, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$250,616,162	$641,007,960	$794,876,648	$—	$—	$96,747,474	96,747,474	$145,149

PGIM Institutional Money Market Fund (1)(b)(wa)
265,573,744	391,074,083	449,790,189	(22,366)	(46,111)	206,789,161	206,892,607	115,847	(2)

$516,189,906	$1,032,082,043	$1,244,666,837	$(22,366)	$(46,111)	$303,536,635		$260,996

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2021 were as follows:

Tax Basis	$3,774,136,111

Gross Unrealized Appreciation	103,584,748
Gross Unrealized Depreciation	(42,849,485)

Net Unrealized Appreciation	$60,735,263

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

PGIM Short Duration High Yield Income Fund	59

Notes to Financial Statements (unaudited) (continued)

For federal income tax purposes, the Fund had a capital loss carryforward as of August 31, 2020 of approximately $147,068,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended August 31, 2020 are subject to such review.

7. Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 2.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Effective January 22, 2021, Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The Company is authorized to issue 13.985 billion shares of capital stock, $0.01 par value per share, 1.185 billion of which are designated as shares of the Fund. The shares are further classified and designated as follows:

Class A	160,000,000
Class C	100,000,000
Class Z	700,000,000
Class T	75,000,000
Class R6	150,000,000

The Fund currently does not have any Class T shares outstanding.

60

As of February 28, 2021, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class R6	3,930,124	6.2%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
—	—%	8	72.7%

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended February 28, 2021:
Shares sold	7,017,575	$62,197,786
Shares issued in reinvestment of dividends and distributions	783,785	6,949,965
Shares purchased	(6,539,499)	(58,106,082)

Net increase (decrease) in shares outstanding before conversion	1,261,861	11,041,669
Shares issued upon conversion from other share class(es)	2,168,472	19,376,696
Shares purchased upon conversion into other share class(es)	(859,169)	(7,631,615)

Net increase (decrease) in shares outstanding	2,571,164	$22,786,750

Year ended August 31, 2020:
Shares sold	18,900,946	$164,795,617
Shares issued in reinvestment of dividends and distributions	1,457,286	12,636,531
Shares purchased	(13,820,694)	(117,224,852)

Net increase (decrease) in shares outstanding before conversion	6,537,538	60,207,296
Shares issued upon conversion from other share class(es)	2,415,860	20,997,881
Shares purchased upon conversion into other share class(es)	(2,409,994)	(21,100,369)

Net increase (decrease) in shares outstanding	6,543,404	$60,104,808

Class C
Six months ended February 28, 2021:
Shares sold	2,093,326	$18,598,590
Shares issued in reinvestment of dividends and distributions	619,884	5,488,993
Shares purchased	(3,336,944)	(29,540,950)

Net increase (decrease) in shares outstanding before conversion	(623,734)	(5,453,367)
Shares purchased upon conversion into other share class(es)	(1,759,906)	(15,748,648)

Net increase (decrease) in shares outstanding	(2,383,640)	$(21,202,015)

Year ended August 31, 2020:
Shares sold	7,339,004	$64,401,674
Shares issued in reinvestment of dividends and distributions	1,401,310	12,146,605
Shares purchased	(9,092,710)	(77,337,845)

Net increase (decrease) in shares outstanding before conversion	(352,396)	(789,566)
Shares purchased upon conversion into other share class(es)	(2,694,286)	(23,412,299)

Net increase (decrease) in shares outstanding	(3,046,682)	$(24,201,865)

PGIM Short Duration High Yield Income Fund	61

Notes to Financial Statements (unaudited) (continued)

Class Z	Shares	Amount
Six months ended February 28, 2021:
Shares sold	61,323,504	$546,065,272
Shares issued in reinvestment of dividends and distributions	5,879,067	52,108,020
Shares purchased	(54,005,743)	(479,849,726)

Net increase (decrease) in shares outstanding before conversion	13,196,828	118,323,566
Shares issued upon conversion from other share class(es)	1,437,102	12,756,121
Shares purchased upon conversion into other share class(es)	(1,014,813)	(9,000,592)

Net increase (decrease) in shares outstanding	13,619,117	$122,079,095

Year ended August 31, 2020:
Shares sold	155,743,015	$1,336,511,258
Shares issued in reinvestment of dividends and distributions	11,609,062	100,708,544
Shares purchased	(160,319,772)	(1,348,189,185)

Net increase (decrease) in shares outstanding before conversion	7,032,305	89,030,617
Shares issued upon conversion from other share class(es)	3,597,866	31,396,774
Shares purchased upon conversion into other share class(es)	(998,358)	(8,658,619)

Net increase (decrease) in shares outstanding	9,631,813	$111,768,772

Class R6
Six months ended February 28, 2021:
Shares sold	22,815,210	$202,858,094
Shares issued in reinvestment of dividends and distributions	1,361,272	12,079,521
Shares purchased	(16,221,026)	(145,439,726)

Net increase (decrease) in shares outstanding before conversion	7,955,456	69,497,889
Shares issued upon conversion from other share class(es)	31,565	279,370
Shares purchased upon conversion into other share class(es)	(3,505)	(31,332)

Net increase (decrease) in shares outstanding	7,983,516	$69,745,927

Year ended August 31, 2020:
Shares sold	47,484,348	$404,741,020
Shares issued in reinvestment of dividends and distributions	905,556	7,826,439
Shares purchased	(11,015,284)	(92,595,548)

Net increase (decrease) in shares outstanding before conversion	37,374,620	319,971,911
Shares issued upon conversion from other share class(es)	88,586	776,632

Net increase (decrease) in shares outstanding	37,463,206	$320,748,543

8. Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	10/2/2020 – 9/30/2021	10/3/2019 – 10/1/2020
Total Commitment	$1,200,000,000	$1,222,500,000*

62

	Current SCA	Prior SCA
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

* Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended February 28, 2021.

9. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Bond Obligations Risk: As with credit risk, market risk and interest rate risk, the Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected

PGIM Short Duration High Yield Income Fund	63

Notes to Financial Statements (unaudited) (continued)

ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments lack liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Foreign Securities Risk: Investments in securities of non-US issuers (including those denominated in US dollars) generally involve more risk than investing in securities of US issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the US. Foreign legal systems generally have fewer regulatory requirements than the US legal system. In general, less information is publicly available about non-US companies than about US companies. Non-US companies generally are not subject to the same accounting, auditing, and financial reporting standards as are US companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines. In addition, the Fund’s investments in non-US securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-US currency, confiscatory taxation and adverse diplomatic developments. Special US tax considerations may apply.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risks: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to be less liquid than

64

higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

LIBOR Risk: Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offering rates (IBOR). On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021. There still remains uncertainty regarding the nature of any replacement rates for LIBOR and the other IBORs as well as around fallback approaches for instruments extending beyond the any phase-out of these reference rates. The lack of consensus around replacement rates and the uncertainty of the phase out of LIBOR and other IBORs may result in increased volatility in corporate or governmental debt, bank loans, derivatives and other instruments invested in by a Fund as well as loan facilities used by a Fund. As such, the potential impact of a transition away from LIBOR on a Fund or the financial instruments in which a Fund invests cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Fund’s performance and/or net asset value. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR and the other IBORs as benchmarks could deteriorate during the transition period, these effects could begin to be experienced by the end of 2021 and beyond until the anticipated discontinuance date in 2023 for the majority of the LIBOR rates.

PGIM Short Duration High Yield Income Fund	65

Notes to Financial Statements (unaudited) (continued)

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Risks of Investments in Bank Loans: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund’s scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and

66

would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws.

10. Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of certain provisions of the ASU and any impact on the financial statement disclosures has not yet been determined.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule is scheduled to take effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

PGIM Short Duration High Yield Income Fund	67

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended February 28,		Year Ended August 31,
	2021		2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.75		$8.97	$8.90	$9.06	$9.16	$9.21
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.42	0.43	0.43	0.42	0.42
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.31		(0.21)	0.12	(0.10)	(0.01)	0.08
Total from investment operations	0.49		0.21	0.55	0.33	0.41	0.50
Less Dividends and Distributions:
Dividends from net investment income	(0.22)		(0.43)	(0.48)	(0.47)	(0.51)	(0.55)
Tax return of capital distributions	-		-	-	(0.02)	-	-
Total dividends and distributions	(0.22)		(0.43)	(0.48)	(0.49)	(0.51)	(0.55)
Net asset value, end of period	$9.02		$8.75	$8.97	$8.90	$9.06	$9.16
Total Return(b):	5.63%		2.53%	6.43%	3.73%	4.65%	5.68%

Ratios/Supplemental Data:
Net assets, end of period (000)	$354,545		$321,482	$270,853	$273,521	$360,573	$560,800
Average net assets (000)	$339,185		$290,219	$252,620	$303,566	$462,309	$425,721
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.00	%(e)	1.00%	1.00%	1.00%	1.04%	1.08%
Expenses before waivers and/or expense reimbursement	1.04	%(e)	1.07%	1.08%	1.07%	1.07%	1.08%
Net investment income (loss)	4.15	%(e)	4.89%	4.81%	4.80%	4.67%	4.67%
Portfolio turnover rate(f)	34%		65%	49%	67%	66%	58%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

68

Class C Shares
	Six Months Ended February 28,		Year Ended August 31,
	2021		2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.75		$8.97	$8.90	$9.06	$9.15	$9.21
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.36	0.36	0.36	0.36	0.36
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.30		(0.21)	0.13	(0.10)	(0.01)	0.06
Total from investment operations	0.45		0.15	0.49	0.26	0.35	0.42
Less Dividends and Distributions:
Dividends from net investment income	(0.18)		(0.37)	(0.42)	(0.40)	(0.44)	(0.48)
Tax return of capital distributions	-		-	-	(0.02)	-	-
Total dividends and distributions	(0.18)		(0.37)	(0.42)	(0.42)	(0.44)	(0.48)
Net asset value, end of period	$9.02		$8.75	$8.97	$8.90	$9.06	$9.15
Total Return(b):	5.24%		1.77%	5.64%	2.95%	3.98%	4.78%

Ratios/Supplemental Data:
Net assets, end of period (000)	$285,346		$297,707	$332,503	$334,430	$374,417	$372,754
Average net assets (000)	$292,379		$315,727	$326,067	$353,409	$377,098	$304,363
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.75	%(e)	1.75%	1.75%	1.75%	1.78%	1.83%
Expenses before waivers and/or expense reimbursement	1.79	%(e)	1.81%	1.81%	1.81%	1.83%	1.83%
Net investment income (loss)	3.40	%(e)	4.16%	4.06%	4.05%	3.92%	3.94%
Portfolio turnover rate(f)	34%		65%	49%	67%	66%	58%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund	69

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended February 28,		Year Ended August 31,
	2021		2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.75		$8.97	$8.91	$9.06	$9.16	$9.21
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.45	0.45	0.45	0.45	0.44
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.31		(0.22)	0.12	(0.09)	(0.01)	0.08
Total from investment operations	0.50		0.23	0.57	0.36	0.44	0.52
Less Dividends and Distributions:
Dividends from net investment income	(0.23)		(0.45)	(0.51)	(0.49)	(0.54)	(0.57)
Tax return of capital distributions	-		-	-	(0.02)	-	-
Total dividends and distributions	(0.23)		(0.45)	(0.51)	(0.51)	(0.54)	(0.57)
Net asset value, end of period	$9.02		$8.75	$8.97	$8.91	$9.06	$9.16
Total Return(b):	5.76%		2.79%	6.57%	4.11%	4.91%	5.94%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,409,840		$2,218,850	$2,188,123	$1,563,724	$1,609,403	$1,201,161
Average net assets (000)	$2,279,052		$2,184,180	$1,859,209	$1,517,050	$1,414,559	$818,901
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.75	%(e)	0.75%	0.75%	0.75%	0.78%	0.83%
Expenses before waivers and/or expense reimbursement	0.81	%(e)	0.83%	0.83%	0.83%	0.83%	0.83%
Net investment income (loss)	4.40	%(e)	5.14%	5.03%	5.05%	4.92%	4.90%
Portfolio turnover rate(f)	34%		65%	49%	67%	66%	58%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

70

Class R6 Shares
	Six Months Ended February 28,		Year Ended August 31,
	2021		2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.76		$8.97	$8.91	$9.06	$9.16	$9.22
Income (loss) from investment operations:
Net investment income (loss)	0.20		0.45	0.45	0.46	0.45	0.45
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.30		(0.20)	0.12	(0.10)	(0.01)	0.07
Total from investment operations	0.50		0.25	0.57	0.36	0.44	0.52
Less Dividends and Distributions:
Dividends from net investment income	(0.23)		(0.46)	(0.51)	(0.49)	(0.54)	(0.58)
Tax return of capital distributions	-		-	-	(0.02)	-	-
Total dividends and distributions	(0.23)		(0.46)	(0.51)	(0.51)	(0.54)	(0.58)
Net asset value, end of period	$9.03		$8.76	$8.97	$8.91	$9.06	$9.16
Total Return(b):	5.67%		2.95%	6.63%	4.15%	4.97%	5.92%

Ratios/Supplemental Data:
Net assets, end of period (000)	$575,674		$488,557	$164,537	$112,437	$58,356	$25,252
Average net assets (000)	$563,459		$245,125	$141,275	$86,373	$46,030	$29,782
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.70	%(e)	0.70%	0.70%	0.70%	0.71%	0.74%
Expenses before waivers and/or expense reimbursement	0.71	%(e)	0.73%	0.74%	0.75%	0.72%	0.74%
Net investment income (loss)	4.43	%(e)	5.13%	5.08%	5.10%	4.97%	4.99%
Portfolio turnover rate(f)	34%		65%	49%	67%	66%	58%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund	71

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Jon Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Short Duration High Yield Income Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing that Director at to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM SHORT DURATION HIGH YIELD INCOME FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	HYSAX	HYSCX	HYSZX	HYSQX
CUSIP	74442J109	74442J208	74442J307	74442J406

MF216E2

PGIM HIGH YIELD FUND

SEMIANNUAL REPORT

FEBRUARY 28, 2021

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of February 28, 2021 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2021 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder,

We hope you find the semiannual report for the PGIM High Yield Fund informative and useful. The report covers performance for the six-month period ended February 28, 2021.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM High Yield Fund

April 15, 2021

PGIM High Yield Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 2/28/21 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	6.40	4.80	7.96	5.99	—
Class C	6.22	6.76	7.91	5.58	—
Class R	6.24	8.18	8.38	6.06	—
Class Z	6.72	8.79	9.00	6.63	—
Class R2	6.33	8.39	N/A	N/A	6.24 (12/27/17)
Class R4	6.64	8.64	N/A	N/A	6.51 (12/27/17)
Class R6	6.79	8.93	9.10	N/A	7.10 (10/31/11)
Bloomberg Barclays US Corporate High Yield 1% Issuer Capped Index
	6.12	8.92	8.85	6.40	—

Average Annual Total Returns as of 2/28/21 Since inception
Class R2, R4 (12/27/17)	Class R6 (10/31/11)
Bloomberg Barclays US Corporate High Yield 1% Issuer Capped Index
5.90	6.77

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’ inception date.

4	Visit our website at pgim.com/investments

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Maximum initial sales charge	3.25% of the public offering price	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	0.75% (0.50% currently)	None	0.25%	None	None
Shareholder service fee	None	None	None	None	0.10%*	0.10%*	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Bloomberg Barclays US Corporate High Yield 1% Issuer Capped Index—The Bloomberg Barclays US Corporate High Yield 1% Issuer Capped Index (the Index) is an unmanaged index which covers the universe of US dollar denominated, non-convertible, fixed rate, non-investment-grade debt. Issuers are capped at 1% of the Index. Index holdings must have at least one year to final maturity, at least $150 million par amount outstanding, and be publicly issued with a rating of Ba1 or lower.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM High Yield Fund	5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 2/28/21 (%)
AAA	1.4
BBB	4.5
BB	42.6
B	32.3
CCC	13.1
CC	0.2
D	0.2
Not Rated	2.5
Cash/Cash Equivalents	3.2
Total Investments	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 2/28/21
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.18	3.16	3.16
Class C	0.16	2.53	2.53
Class R	0.17	2.95	2.70
Class Z	0.19	3.51	3.51
Class R2	0.17	3.18	3.18
Class R4	0.18	3.34	3.32
Class R6	0.19	3.62	3.62

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended February 28, 2021. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over

PGIM High Yield Fund	7

Fees and Expenses (continued)

the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM High Yield Fund		Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,064.00	0.77%	$3.94
	Hypothetical	$1,000.00	$1,020.98	0.77%	$3.86
Class C	Actual	$1,000.00	$1,062.20	1.47%	$7.52
	Hypothetical	$1,000.00	$1,017.50	1.47%	$7.35
Class R	Actual	$1,000.00	$1,062.40	1.07%	$5.47
	Hypothetical	$1,000.00	$1,019.49	1.07%	$5.36
Class Z	Actual	$1,000.00	$1,067.20	0.50%	$2.56
	Hypothetical	$1,000.00	$1,022.32	0.50%	$2.51
Class R2	Actual	$1,000.00	$1,063.30	0.87%	$4.45
	Hypothetical	$1,000.00	$1,020.48	0.87%	$4.36
Class R4	Actual	$1,000.00	$1,066.40	0.67%	$3.43
	Hypothetical	$1,000.00	$1,021.47	0.67%	$3.36
Class R6	Actual	$1,000.00	$1,067.90	0.39%	$2.00
	Hypothetical	$1,000.00	$1,022.86	0.39%	$1.96

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2021, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

8	Visit our website at pgim.com/investments

Schedule of Investments  (unaudited)

as of February 28, 2021

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 95.3%

ASSET-BACKED SECURITIES 1.4%

Collateralized Loan Obligations
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)	1.193	%(c)	04/17/31	15,453	$15,368,464
Carlyle US CLO Ltd. (Cayman Islands), Series 2019-04A, Class A11, 144A, 3 Month LIBOR + 1.330% (Cap N/ A, Floor 1.330%)	1.571	(c)	01/15/33	20,000	19,956,482
Catamaran CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	1.482	(c)	04/22/30	29,847	29,793,380
Cathedral Lake CLO Ltd. (Cayman Islands), Series 2016-04A, Class AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.474	(c)	10/20/28	14,500	14,485,327
JMP Credit Advisors CLO Ltd. (Cayman Islands), Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	1.503	(c)	07/17/29	24,628	24,602,303
LCM LP (Cayman Islands), Series 13A, Class ARR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)	1.363	(c)	07/19/27	25,000	24,975,982
Madison Park Funding Ltd. (Cayman Islands), Series 2015-19A, Class A1R2, 144A, 3 Month LIBOR + 0.920% (Cap N/A, Floor 0.920%)	1.142	(c)	01/22/28	36,500	36,409,243
OCP CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)	1.041	(c)	07/15/27	5,725	5,729,863
OZLM Ltd. (Cayman Islands), Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.455	(c)	10/30/30	19,784	19,758,339
Series 2015-13A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)	1.285	(c)	07/30/27	4,741	4,739,367
Race Point CLO Ltd. (Cayman Islands), Series 2013-08A, Class AR2, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)	1.222	(c)	02/20/30	9,873	9,873,269
SCOF Ltd. (Cayman Islands), Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)	1.421	(c)	07/15/28	36,638	36,626,262
Sound Point CLO Ltd. (Cayman Islands), Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.368	(c)	01/23/29	15,000	14,990,208

See Notes to Financial Statements.

PGIM High Yield Fund	9

Schedule of Investments  (unaudited) (continued)

as of February 28, 2021

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Voya CLO Ltd. (Cayman Islands), Series 2014-02A, Class A1RR, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	1.243	%(c)	04/17/30	24,843	$24,774,292
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	1.123	(c)	01/18/29	9,750	9,747,139
Series 2016-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.294	(c)	01/20/31	11,725	11,679,561
Wellfleet CLO Ltd. (Cayman Islands), Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 0.910% (Cap N/A, Floor 0.000%)	1.134	(c)	04/20/28	2,305	2,299,932
Zais CLO Ltd. (Cayman Islands), Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)	1.424	(c)	07/20/31	29,593	29,531,505

TOTAL ASSET-BACKED SECURITIES (cost $330,534,669)					335,340,918

BANK LOANS 5.4%

Advertising 0.0%
Clear Channel Outdoor Holdings, Inc., Term B Loan, 2 - 3 Month LIBOR + 3.500%	3.685	(c)	08/21/26	9,925	9,637,226

Auto Manufacturers 0.1%
Navistar, Inc., Tranche B Term Loan, 1 Month LIBOR + 3.500%	3.620	(c)	11/06/24	15,441	15,429,392

Chemicals 0.4%
Alpha Bidco, Inc. (United Kingdom), Initial Term B-1 Loan, 3 Month LIBOR + 3.000%	4.000	(c)	01/31/24	1,963	1,964,178
Hexion, Inc., Senior Secured Term B Loan, 3 Month LIBOR + 3.500%^	3.740	(c)	07/01/26	9,570	9,521,723
Nouryon USA LLC (Netherlands), Initial Dollar Term Loan, 1 Month LIBOR + 3.000%	3.111	(c)	10/01/25	13,375	13,327,949
PQ Corp., New Term Loan, 3 Month LIBOR + 3.000%	4.000	(c)	02/07/27	9,002	9,006,120

See Notes to Financial Statements.

10

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Chemicals (cont’d.)
Solenis International LP, First Lien Initial Dollar Term Loan, 3 Month LIBOR + 4.000%	4.256	%(c)	06/26/25	26,793	$26,794,667
Second Lien Initial Term Loan, 3 Month LIBOR + 8.500%	8.690	(c)	06/26/26	41,684	41,736,488

					102,351,125

Commercial Services 0.2%
MPH Acquisition Holdings LLC, Initial Term Loan, 3 Month LIBOR + 2.750%	3.750	(c)	06/07/23	13,486	13,464,437
Verscend Holding Corp., Term B Loan, 1 Month LIBOR + 4.500%	4.615	(c)	08/27/25	21,242	21,309,833

					34,774,270

Computers 0.6%
Everi Payments, Inc., Term Loan, 1 Month LIBOR + 10.500%^	11.500	(c)	05/09/24	4,204	4,372,030
McAfee LLC, Term B USD Loan, 1 Month LIBOR + 3.750%	3.865	(c)	09/30/24	68,239	68,362,280
Peraton Corp.,
Term Loan^	—	(p)	02/01/28	22,039	22,011,240
Term Loan^	—	(p)	08/03/28	38,786	38,737,729
Redstone Buyer LLC, Initial Term Loan, 3 Month LIBOR + 5.000%	6.000	(c)	09/01/27	3,990	4,027,406

					137,510,685

Electric 0.2%
Calpine Corp., 2020 Term Loan, 1 Month LIBOR + 2.500%	2.620	(c)	12/16/27	6,922	6,900,897
Term Loan, 1 Month LIBOR + 2.000%	2.120	(c)	04/05/26	1,827	1,818,253
Heritage Power LLC, Term Loan B, 6 Month LIBOR + 6.000%	7.000	(c)	07/30/26	37,297	35,681,012
PG&E Corp.,
Term Loan B, 1 Month LIBOR + 3.000%	3.500	(c)	06/23/25	3,348	3,355,133

					47,755,295

Electronics 0.1%
Tiger Merger Sub Co.,
Non-FILO Term Loan, 1 Month LIBOR + 3.500%	3.615	(c)	06/30/25	22,020	22,162,941

See Notes to Financial Statements.

PGIM High Yield Fund	11

Schedule of Investments  (unaudited) (continued)

as of February 28, 2021

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Engineering & Construction 0.1%
Landry’s Finance Acquisition Co., 2020 Initial Term Loan, 3 Month LIBOR + 12.000%^	13.000	%(c)	10/06/23	21,265	$24,561,145

Entertainment 0.4%
Golden Entertainment, Inc.,
Term B Facility Loan (First Lien), 1 Month LIBOR + 3.000%	3.750	(c)	10/21/24	12,183	12,031,107
Playtika Holding Corp.,
Term B Loan, 3 Month LIBOR + 6.000%	7.000	(c)	12/10/24	47,289	47,424,131
Scientific Games International, Inc.,
Initial Term B-5 Loan, 1 Month LIBOR + 2.750%	2.865	(c)	08/14/24	30,736	30,217,115
Twin River Worldwide Holdings, Inc.,
Term B-1 Facility Loan, 3 Month LIBOR + 8.000%	9.000	(c)	05/11/26	14,477	15,472,561

					105,144,914

Healthcare-Services 0.0%
LifePoint Health, Inc.,
First Lien Term B Loan, 1 Month LIBOR + 3.750%	3.865	(c)	11/17/25	7,100	7,102,143

Insurance 0.1%
Asurion LLC,
New B-8 Term Loan, 1 Month LIBOR + 3.250%	3.365	(c)	12/23/26	3,803	3,789,925
Replacement B-6 Term Loan, 1 Month LIBOR + 3.000%	3.115	(c)	11/03/23	4,839	4,831,347
Second Lien Term Loan B-3, 1 Month LIBOR + 5.250%	5.365	(c)	01/31/28	5,625	5,782,033
Term Loan	—	(p)	08/31/27	12,375	12,328,594

					26,731,899

Media 0.2%
iHeartCommunications, Inc.,
New Term Loan, 1 Month LIBOR + 3.000%	3.115	(c)	05/01/26	17,360	17,200,472
Second Amendment Incremental Term Loan, 1 Month LIBOR + 4.000%	4.750	(c)	05/01/26	26,802	26,835,099
Radiate Holdco LLC,
Term B Loan, 1 Month LIBOR + 3.500%	4.250	(c)	09/25/26	1,371	1,373,521

					45,409,092

See Notes to Financial Statements.

12

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Oil & Gas 0.4%
Ascent Resources Utica Holdings LLC,
Second Lien Term Loan, 3 Month LIBOR + 9.000%	10.000	%(c)	11/01/25	58,174	$64,391,346
Citgo Holding, Inc.,
Term Loan, 3 Month LIBOR + 7.000%	8.000	(c)	08/01/23	18,336	17,510,872
Citgo Petroleum Corp., 2019 Incremental Term B Loan, 3 Month LIBOR + 6.250%	7.250	(c)	03/28/24	16,014	16,039,114

					97,941,332

Pharmaceuticals 0.1%
Milano Acquisition Corp.,
Term B Loan, 3 Month LIBOR + 4.000%	4.750	(c)	10/01/27	31,950	31,790,250

Retail 0.3%
Bass Pro Group LLC,
Term Loan	—	(p)	03/31/28	51,700	51,441,500
EG America LLC (United Kingdom),
Second Lien Facility, 3 Month LIBOR + 8.000%	9.000	(c)	04/20/26	6,489	6,380,817
Serta Simmons Bedding LLC,
New Money Facility 2016, 1 Month LIBOR + 7.500%	8.500	(c)	08/10/23	5,152	5,199,353

					63,021,670

Software 1.3%
Boxer Parent Co., Inc.,
Initial Dollar Term Loan, 3 Month LIBOR + 3.750%	3.898	(c)	10/02/25	17,045	17,052,995
BY Crown Parent LLC,
Additional B-1 Term Loan, 1 Month LIBOR + 3.000%	4.000	(c)	02/02/26	2,997	3,002,832
Camelot Co. (Luxembourg),
Amendment No. 2 Incremental Term Loans, 1 Month LIBOR + 3.000%	4.000	(c)	10/30/26	21,500	21,537,625
Championx Holding, Inc.,
Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%	8.250	(c)	06/13/25	30,459	30,654,853
Dun & Bradstreet Corp,
Term Loan B, 1 Month LIBOR + 3.250%	3.365	(c)	02/06/26	48,150	48,222,121
Finastra USA, Inc.,
First Lien Dollar Term Loan, 3 Month LIBOR + 3.500%	4.500	(c)	06/13/24	22,887	22,626,677
Greeneden U.S. Holdings II LLC,
B-4 Dollar Term Loan, 1 Month LIBOR + 4.000%	4.750	(c)	12/01/27	19,080	19,151,550
Informatica LLC,
Dollar 2020 Term Loan, 1 Month LIBOR + 3.250%	3.365	(c)	02/25/27	12,456	12,433,380

See Notes to Financial Statements.

PGIM High Yield Fund	13

Schedule of Investments  (unaudited) (continued)

as of February 28, 2021

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

BANK LOANS (Continued)

Software (cont’d.)
Informatica LLC, (cont’d.)
Second Lien Initial Loan	7.125%		02/25/25		13,375	$13,698,234
Rackspace Technology Global, Inc.,
Term B Loan, 3 Month LIBOR + 2.750%	3.500	(c)	02/15/28		26,000	25,983,750
TIBCO Software, Inc.,
Second Lien Term Loan, 1 Month LIBOR + 7.250%	7.370	(c)	03/03/28		31,797	32,088,515
Term Loan B-3, 1 Month LIBOR + 3.750%	3.870	(c)	06/30/26		50,514	50,400,437

						296,852,969

Telecommunications 0.9%
Digicel International Finance Ltd. (Saint Lucia), First Lien Initial Term B Loan, 1 - 3 Month LIBOR + 3.250%	3.510	(c)	05/27/24		10,474	9,944,127
Intelsat Jackson Holdings SA (Luxembourg), SuperPriority Secured DIP Term Loan, 3 Month LIBOR + 5.500%	6.500	(c)	07/14/21		22,909	23,185,760
Tranche B-3 Term Loan, PRIME + 4.750%	8.000	(c)	11/27/23		14,105	14,295,568
Tranche B-5 Term Loan	8.625		01/02/24		14,070	14,275,183
Iridium Satellite LLC,
Term B-1 Loan, 1 Month LIBOR + 2.750%	3.750	(c)	11/04/26		5,710	5,735,313
West Corp.,
Initial Term B Loan, 1 - 3 Month LIBOR + 4.000%	5.000	(c)	10/10/24		67,000	65,932,003
Windstream Services LLC,
Initial Term Loan, 1 Month LIBOR + 6.250%	7.250	(c)	09/21/27		6,323	6,327,145
Xplornet Communications, Inc. (Canada), Initial Term Loan, 1 Month LIBOR + 4.750%	4.865	(c)	06/10/27		69,229	69,545,917

						209,241,016

TOTAL BANK LOANS (cost $1,243,459,374)						1,277,417,364

CONVERTIBLE BOND 0.0%

Telecommunications
Digicel Group 0.5 Ltd. (Jamaica),
Sub. Notes, 144A, Cash coupon 7.000% or PIK 7.000%
(cost $415,021)	7.000		04/05/21	(oo)	10,819	7,113,513

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS 86.9%

Advertising 0.6%
Lamar Media Corp.,
Gtd. Notes, 144A(a)	3.625%	01/15/31	7,425	$7,338,412
National CineMedia LLC,
Sr. Sec’d. Notes, 144A(a)	5.875	04/15/28	18,628	17,159,412
Sr. Unsec’d. Notes	5.750	08/15/26	20,190	17,366,398
Terrier Media Buyer, Inc.,
Gtd. Notes, 144A(a)	8.875	12/15/27	89,264	95,697,779

				137,562,001

Aerospace & Defense 1.7%
Boeing Co. (The),
Sr. Unsec’d. Notes	5.150	05/01/30	71,515	83,331,782
Sr. Unsec’d. Notes	5.805	05/01/50	85,455	110,179,681
Sr. Unsec’d. Notes	5.930	05/01/60	33,026	43,395,739
Howmet Aerospace, Inc.,
Sr. Unsec’d. Notes(a)	6.875	05/01/25	11,200	13,007,251
Spirit AeroSystems, Inc.,
Sec’d. Notes, 144A(a)	7.500	04/15/25	27,900	29,520,381
SSL Robotics LLC,
Sr. Sec’d. Notes, 144A	9.750	12/31/23	45,900	51,408,337
TransDigm UK Holdings PLC,
Gtd. Notes	6.875	05/15/26	4,875	5,129,419
TransDigm, Inc.,
Gtd. Notes(a)	5.500	11/15/27	24,411	25,059,879
Gtd. Notes	6.375	06/15/26	11,450	11,786,632
Gtd. Notes(a)	6.500	05/15/25	2,300	2,346,389
Gtd. Notes, 144A(a)	4.625	01/15/29	25,375	24,994,375

				400,159,865

Agriculture 0.3%
Vector Group Ltd.,
Gtd. Notes, 144A	10.500	11/01/26	8,378	9,041,726
Sr. Sec’d. Notes, 144A	5.750	02/01/29	54,475	56,480,128

				65,521,854

Airlines 0.1%
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.,
Sr. Sec’d. Notes, 144A(a)	5.750	01/20/26	18,375	19,282,841

See Notes to Financial Statements.

PGIM High Yield Fund	15

Schedule of Investments  (unaudited) (continued)

as of February 28, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Apparel 0.3%
Hanesbrands, Inc.,
Gtd. Notes, 144A(a)	4.625%	05/15/24	1,100	$1,163,250
Gtd. Notes, 144A(a)	5.375	05/15/25	9,410	9,970,100
Levi Strauss & Co.,
Sr. Unsec’d. Notes(a)	5.000	05/01/25	3,000	3,074,008
William Carter Co. (The),
Gtd. Notes, 144A(a)	5.500	05/15/25	23,166	24,494,896
Gtd. Notes, 144A(a)	5.625	03/15/27	10,350	10,904,621
Wolverine World Wide, Inc.,
Gtd. Notes, 144A(a)	5.000	09/01/26	13,320	13,653,975
Gtd. Notes, 144A	6.375	05/15/25	12,375	13,226,615

				76,487,465

Auto Manufacturers 2.3%
Allison Transmission, Inc.,
Gtd. Notes, 144A	3.750	01/30/31	5,150	4,930,232
Sr. Unsec’d. Notes, 144A	4.750	10/01/27	2,263	2,338,692
Sr. Unsec’d. Notes, 144A(a)	5.875	06/01/29	10,500	11,447,231
Ford Motor Co.,
Sr. Unsec’d. Notes(a)	4.750	01/15/43	128,640	129,982,944
Sr. Unsec’d. Notes(a)	5.291	12/08/46	85,863	90,909,658
Sr. Unsec’d. Notes(a)	7.400	11/01/46	7,450	9,698,552
Sr. Unsec’d. Notes	7.500	08/01/26	400	466,286
Sr. Unsec’d. Notes	8.500	04/21/23	2,475	2,765,812
Sr. Unsec’d. Notes	8.900	01/15/32	2,700	3,642,964
Sr. Unsec’d. Notes	9.000	04/22/25	61,200	74,006,727
Sr. Unsec’d. Notes(a)	9.625	04/22/30	12,300	17,443,354
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	3.350	11/01/22	3,860	3,921,113
Sr. Unsec’d. Notes(a)	4.000	11/13/30	17,950	18,350,783
Sr. Unsec’d. Notes(a)	5.584	03/18/24	10,375	11,232,703
Jaguar Land Rover Automotive PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A(a)	7.750	10/15/25	29,200	31,626,058
Navistar International Corp.,
Gtd. Notes, 144A	6.625	11/01/25	67,212	69,837,946
Sr. Sec’d. Notes, 144A	9.500	05/01/25	23,500	26,286,287
PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A	9.500	10/01/28	35,851	39,198,099

				548,085,441

See Notes to Financial Statements.

16

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Parts & Equipment 1.4%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A	4.875%		08/15/26		72,431	$73,362,785
Adient US LLC,
Sr. Sec’d. Notes, 144A	9.000		04/15/25		10,859	12,046,720
American Axle & Manufacturing, Inc.,
Gtd. Notes(a)	6.250		04/01/25		9,250	9,530,029
Gtd. Notes(a)	6.250		03/15/26		39,009	39,942,418
Gtd. Notes(a)	6.500		04/01/27		43,643	45,570,074
Gtd. Notes(a)	6.875		07/01/28		5,651	6,005,808
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A	5.625		11/15/26		31,081	26,995,737
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A	5.750		04/15/25		8,739	9,009,911
Gtd. Notes, 144A(a)	6.500		06/01/26		48,017	50,144,758
Dana, Inc.,
Sr. Unsec’d. Notes(a)	5.375		11/15/27		14,475	15,170,961
Sr. Unsec’d. Notes	5.500		12/15/24		1,150	1,174,135
Sr. Unsec’d. Notes(a)	5.625		06/15/28		9,594	10,210,093
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, 144A, Cash coupon 4.750% or PIK 5.500%	4.750		09/15/26		2,725	2,813,015
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A(a)	7.875		01/15/29		12,425	13,924,888
Titan International, Inc.,
Sr. Sec’d. Notes	6.500		11/30/23		22,599	22,182,137

						338,083,469

Banks 0.4%
CIT Group, Inc.,
Sr. Unsec’d. Notes(a)	4.750		02/16/24		4,361	4,749,097
Sub. Notes(a)	6.125		03/09/28		23,900	29,836,820
Citigroup, Inc.,
Jr. Sub. Notes	3.875	(ff)	02/18/26	(oo)	26,150	26,033,462
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	7.625		05/01/26		26,490	28,342,984

						88,962,363

Building Materials 2.0%
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A(a)	5.450		11/19/29		31,375	34,286,153

See Notes to Financial Statements.

PGIM High Yield Fund	17

Schedule of Investments  (unaudited) (continued)

as of February 28, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Building Materials (cont’d.)
Cemex SAB de CV (Mexico), (cont’d.)
Sr. Sec’d. Notes, 144A(a)	7.375%	06/05/27	2,680	$3,011,177
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A(a)	6.125	01/15/29	32,885	33,700,302
Gtd. Notes, 144A(a)	8.000	04/15/26	52,224	54,181,695
Forterra Finance LLC/FRTA Finance Corp.,
Sr. Sec’d. Notes, 144A	6.500	07/15/25	6,875	7,415,694
Griffon Corp.,
Gtd. Notes(a)	5.750	03/01/28	45,295	47,547,945
JELD-WEN, Inc.,
Gtd. Notes, 144A(a)	4.625	12/15/25	15,940	16,239,189
Gtd. Notes, 144A(a)	4.875	12/15/27	11,334	11,760,939
Sr. Sec’d. Notes, 144A	6.250	05/15/25	6,421	6,879,900
Masonite International Corp.,
Gtd. Notes, 144A	5.375	02/01/28	1,906	2,021,828
Gtd. Notes, 144A	5.750	09/15/26	10,249	10,674,264
Patrick Industries, Inc.,
Gtd. Notes, 144A	7.500	10/15/27	13,875	15,195,512
SRM Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28	40,525	42,177,209
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A(a)	3.375	01/15/31	23,125	22,099,657
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	32,875	33,889,073
Sr. Unsec’d. Notes, 144A(a)	4.750	01/15/28	19,295	20,081,934
Sr. Unsec’d. Notes, 144A	5.000	02/15/27	23,535	24,331,124
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A	5.125	06/01/25	7,235	7,361,637
Gtd. Notes, 144A(a)	5.250	01/15/29	22,310	23,669,663
Gtd. Notes, 144A	6.500	03/15/27	4,845	5,139,131
U.S. Concrete, Inc.,
Gtd. Notes	6.375	06/01/24	29,958	30,713,704
Gtd. Notes, 144A(a)	5.125	03/01/29	22,346	23,000,804

				475,378,534

Chemicals 3.2%
Ashland LLC,
Gtd. Notes	6.875	05/15/43	36,370	48,408,581
Axalta Coating Systems LLC,
Gtd. Notes, 144A	3.375	02/15/29	19,610	19,051,880
Chemours Co. (The),
Gtd. Notes(a)	5.375	05/15/27	24,840	26,317,485

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Chemours Co. (The), (cont’d.)
Gtd. Notes(a)	7.000%	05/15/25	60,122	$61,961,465
Gtd. Notes, 144A(a)	5.750	11/15/28	37,300	38,190,342
Cornerstone Chemical Co.,
Sr. Sec’d. Notes, 144A	6.750	08/15/24	31,923	30,087,541
HB Fuller Co.,
Sr. Unsec’d. Notes(a)	4.250	10/15/28	11,625	11,867,300
Hexion, Inc.,
Gtd. Notes, 144A(a)	7.875	07/15/27	45,016	48,096,211
INEOS Quattro Finance 2 PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	3.375	01/15/26	5,750	5,735,453
Ingevity Corp.,
Gtd. Notes, 144A	3.875	11/01/28	12,000	11,886,463
Minerals Technologies, Inc.,
Gtd. Notes, 144A	5.000	07/01/28	15,080	15,719,489
Nouryon Holding BV (Netherlands),
Sr. Unsec’d. Notes, 144A(a)	8.000	10/01/26	39,610	42,127,694
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A(a)	4.875	06/01/24	3,395	3,514,160
Sr. Unsec’d. Notes, 144A(a)	5.000	05/01/25	7,100	7,351,994
Sr. Unsec’d. Notes, 144A(a)	5.250	06/01/27	34,233	35,645,759
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A	7.250	04/01/25	34,829	35,630,388
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A	10.500	08/01/24	71,803	65,462,323
Sr. Sec’d. Notes, 144A	10.875	08/01/24	17,269	17,185,499
Tronox Finance PLC,
Gtd. Notes, 144A(a)	5.750	10/01/25	56,857	58,724,530
Tronox, Inc.,
Gtd. Notes, 144A(a)	6.500	04/15/26	47,340	48,923,082
Sr. Sec’d. Notes, 144A(a)	6.500	05/01/25	23,524	25,160,581
Valvoline, Inc.,
Gtd. Notes, 144A	4.250	02/15/30	7,760	8,021,656
Sr. Unsec’d. Notes, 144A	3.625	06/15/31	13,475	13,298,141
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A(a)	5.750	07/15/25	42,122	41,812,945
Sr. Sec’d. Notes, 144A	9.500	07/01/25	15,185	17,180,340
W.R. Grace & Co.-Conn.,
Gtd. Notes, 144A(a)	4.875	06/15/27	17,304	17,934,356

				755,295,658

See Notes to Financial Statements.

PGIM High Yield Fund	19

Schedule of Investments  (unaudited) (continued)

as of February 28, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services 3.3%
Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A	5.500%	03/01/28	25,350	$25,227,582
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26	39,295	41,589,625
Sr. Unsec’d. Notes, 144A	9.750	07/15/27	46,337	51,123,906
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29	15,897	16,164,791
Gtd. Notes, 144A	4.625	10/01/27	23,200	24,163,739
Brink’s Co. (The),
Gtd. Notes, 144A(a)	4.625	10/15/27	2,173	2,235,878
Gtd. Notes, 144A(a)	5.500	07/15/25	23,530	24,934,665
Gartner, Inc.,
Gtd. Notes, 144A	3.750	10/01/30	10,000	10,120,464
Gtd. Notes, 144A	4.500	07/01/28	7,880	8,278,733
Laureate Education, Inc.,
Gtd. Notes, 144A(a)	8.250	05/01/25	115,770	121,549,070
Nielsen Co. Luxembourg Sarl (The),
Gtd. Notes, 144A	5.000	02/01/25	8,024	8,227,576
Gtd. Notes, 144A	5.500	10/01/21	2,005	2,010,025
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A	5.000	04/15/22	18,744	18,797,829
Gtd. Notes, 144A	5.625	10/01/28	20,750	21,892,807
Gtd. Notes, 144A(a)	5.875	10/01/30	12,980	14,027,300
Service Corp. International,
Sr. Unsec’d. Notes	3.375	08/15/30	8,990	8,826,180
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.,
Gtd. Notes, 144A	4.625	11/01/26	6,035	6,305,134
United Rentals North America, Inc.,
Gtd. Notes(a)	3.875	02/15/31	35,095	35,927,460
Gtd. Notes(a)	4.000	07/15/30	34,942	36,228,066
Gtd. Notes(a)	4.875	01/15/28	72,360	76,525,992
Gtd. Notes(a)	5.250	01/15/30	50,065	55,049,547
Gtd. Notes(a)	5.500	05/15/27	8,830	9,352,928
Gtd. Notes	5.875	09/15/26	37,504	39,480,810
Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A(a)	9.750	08/15/26	115,768	124,273,045

				782,313,152

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Computers 1.8%
Banff Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A(a)	9.750%	09/01/26	117,088	$124,534,032
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A	5.875	06/15/21	5,792	5,800,771
Everi Payments, Inc.,
Gtd. Notes, 144A(a)	7.500	12/15/25	57,151	59,280,591
NCR Corp.,
Gtd. Notes, 144A	5.000	10/01/28	15,425	15,662,759
Gtd. Notes, 144A(a)	5.250	10/01/30	16,325	16,952,311
Gtd. Notes, 144A(a)	5.750	09/01/27	11,642	12,171,658
Gtd. Notes, 144A(a)	8.125	04/15/25	7,180	7,814,183
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A	5.750	06/01/25	25,215	26,770,465
Sr. Unsec’d. Notes, 144A	6.750	06/01/25	149,335	153,176,068

				422,162,838

Distribution/Wholesale 0.6%
Avient Corp.,
Sr. Unsec’d. Notes, 144A	5.750	05/15/25	8,225	8,710,632
Core & Main Holdings LP,
Sr. Unsec’d. Notes, 144A, Cash coupon 8.625% or PIK 9.375%(a)	8.625	09/15/24	52,249	53,301,282
H&E Equipment Services, Inc.,
Gtd. Notes, 144A(a)	3.875	12/15/28	60,514	58,235,143
Performance Food Group, Inc.,
Gtd. Notes, 144A	5.500	10/15/27	10,640	11,188,349
Univar Solutions USA, Inc.,
Gtd. Notes, 144A	5.125	12/01/27	6,100	6,374,107

				137,809,513

Diversified Financial Services 2.3%
Alliance Data Systems Corp.,
Gtd. Notes, 144A	4.750	12/15/24	27,673	28,352,373
Ally Financial, Inc.,
Gtd. Notes(a)	8.000	11/01/31	1,125	1,601,829
Sub. Notes(a)	5.750	11/20/25	4,430	5,061,112
Antares Holdings LP (Canada),
Sr. Unsec’d. Notes, 144A	3.950	07/15/26	8,800	8,963,690
Fairstone Financial, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.875	07/15/24	14,550	15,334,512

See Notes to Financial Statements.

PGIM High Yield Fund	21

Schedule of Investments  (unaudited) (continued)

as of February 28, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
goeasy Ltd. (Canada),
Gtd. Notes, 144A	5.375%	12/01/24	3,318	$3,446,036
Home Point Capital, Inc.,
Gtd. Notes, 144A	5.000	02/01/26	30,750	30,603,452
LPL Holdings, Inc.,
Gtd. Notes, 144A	5.750	09/15/25	36,920	38,010,305
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A(a)	5.125	12/15/30	42,000	42,863,992
Gtd. Notes, 144A	5.500	08/15/28	2,935	3,027,411
Gtd. Notes, 144A	6.000	01/15/27	43,670	46,019,600
OneMain Finance Corp.,
Gtd. Notes	4.000	09/15/30	25,350	24,568,469
Gtd. Notes	5.375	11/15/29	11,468	12,115,364
Gtd. Notes	6.625	01/15/28	51,436	58,440,651
Gtd. Notes	6.875	03/15/25	37,725	42,526,494
Gtd. Notes	7.125	03/15/26	71,010	82,118,135
Gtd. Notes	8.250	10/01/23	1,568	1,790,641
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A	4.500	03/15/23	6,666	6,967,635
Gtd. Notes, 144A	5.500	02/15/24	6,740	7,325,993
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	18,675	18,466,689
Gtd. Notes, 144A	5.375	10/15/25	24,700	25,947,607
PHH Mortgage Corp.,
Sr. Sec’d. Notes, 144A	7.875	03/15/26	12,550	12,769,625
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.,
Gtd. Notes, 144A(a)	3.875	03/01/31	21,450	21,293,341

				537,614,956

Electric 3.5%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	3.750	03/01/31	8,910	8,597,689
Sr. Sec’d. Notes, 144A(a)	4.500	02/15/28	17,483	17,960,895
Sr. Sec’d. Notes, 144A	5.250	06/01/26	5,690	5,852,416
Sr. Unsec’d. Notes, 144A(a)	4.625	02/01/29	56,385	55,608,968
Sr. Unsec’d. Notes, 144A(a)	5.000	02/01/31	83,741	82,843,103
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	169,874	171,331,194
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders,
Gtd. Notes, 144A	9.000	12/01/23	4,106	3,859,466

See Notes to Financial Statements.

22

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders, (cont’d.)
Sub. Notes, 144A, Cash coupon 13.000% or PIK 13.000%	13.000%		06/01/24	9,738	$7,778,515
Mirant Corp.,
Sr. Unsec’d. Notes, 144A^	0.000	(cc)	07/15/49	2,675	2,675
NRG Energy, Inc.,
Gtd. Notes	5.750		01/15/28	25,425	26,990,544
Gtd. Notes	6.625		01/15/27	58,887	61,235,103
Gtd. Notes(a)	7.250		05/15/26	8,360	8,694,027
Gtd. Notes, 144A(a)	3.375		02/15/29	18,401	18,123,087
Gtd. Notes, 144A(a)	3.625		02/15/31	34,816	34,291,633
Gtd. Notes, 144A(a)	5.250		06/15/29	5,355	5,672,132
PG&E Corp.,
Sr. Sec’d. Notes(a)	5.000		07/01/28	30,155	31,706,486
Sr. Sec’d. Notes(a)	5.250		07/01/30	92,565	99,028,762
Vistra Operations Co. LLC,
Gtd. Notes, 144A(a)	5.000		07/31/27	61,052	63,647,241
Gtd. Notes, 144A(a)	5.500		09/01/26	35,237	36,544,022
Gtd. Notes, 144A(a)	5.625		02/15/27	83,978	87,743,069

					827,511,027

Electrical Components & Equipment 0.2%
WESCO Distribution, Inc.,
Gtd. Notes, 144A(a)	7.125		06/15/25	26,080	28,233,537
Gtd. Notes, 144A	7.250		06/15/28	26,417	29,340,280

					57,573,817

Electronics 0.2%
Brightstar Escrow Corp.,
Sr. Sec’d. Notes, 144A	9.750		10/15/25	16,575	17,718,538
Itron, Inc.,
Gtd. Notes, 144A(a)	5.000		01/15/26	6,325	6,487,034
Sensata Technologies BV,
Gtd. Notes, 144A	4.875		10/15/23	9,193	9,846,516
Gtd. Notes, 144A	5.000		10/01/25	1,225	1,344,381
Gtd. Notes, 144A(a)	5.625		11/01/24	950	1,048,786
Sensata Technologies, Inc.,
Gtd. Notes, 144A(a)	3.750		02/15/31	9,200	9,234,481

					45,679,736

See Notes to Financial Statements.

PGIM High Yield Fund	23

Schedule of Investments  (unaudited) (continued)

as of February 28, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Energy-Alternate Sources 0.1%
Enviva Partners LP/Enviva Partners Finance Corp.,
Gtd. Notes, 144A	6.500%	01/15/26	12,059	$12,622,223

Engineering & Construction 0.5%
AECOM,
Gtd. Notes(a)	5.125	03/15/27	48,974	53,624,624
Gtd. Notes	5.875	10/15/24	16,517	18,284,948
PowerTeam Services LLC,
Sr. Sec’d. Notes, 144A	9.033	12/04/25	21,800	24,258,325
TopBuild Corp.,
Sr. Unsec’d. Notes, 144A	3.625	03/15/29	16,200	16,257,651

				112,425,548

Entertainment 4.1%
AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% / PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	12.000	06/15/26	34,464	26,700,922
Bally’s Corp.,
Gtd. Notes, 144A	6.750	06/01/27	66,437	70,847,713
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	6.250	07/01/25	15,600	16,531,511
Sr. Unsec’d. Notes, 144A(a)	8.125	07/01/27	42,288	46,090,024
Caesars Resort Collection LLC/CRC Finco, Inc.,
Gtd. Notes, 144A(a)	5.250	10/15/25	125,483	124,687,992
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A	6.375	05/01/26	8,920	9,457,285
Cedar Fair LP,
Gtd. Notes(a)	5.250	07/15/29	26,461	26,736,320
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op,
Gtd. Notes, 144A(a)	6.500	10/01/28	11,206	11,889,739
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A(a)	7.625	04/15/26	48,778	51,816,918
International Game Technology PLC,
Sr. Sec’d. Notes, 144A(a)	5.250	01/15/29	22,430	23,753,175
Sr. Sec’d. Notes, 144A(a)	6.250	01/15/27	25,620	29,019,773
Sr. Sec’d. Notes, 144A(a)	6.500	02/15/25	15,281	16,889,025
Jacobs Entertainment, Inc.,
Sec’d. Notes, 144A	7.875	02/01/24	41,912	43,609,686
Merlin Entertainments Ltd. (United Kingdom),
Sec’d. Notes, 144A(a)	5.750	06/15/26	2,450	2,586,485

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Entertainment (cont’d.)
Mohegan Gaming & Entertainment,
Sec’d. Notes, 144A	8.000%	02/01/26		20,775	$20,540,456
Motion Bondco DAC (United Kingdom),
Gtd. Notes, 144A(a)	6.625	11/15/27		49,853	51,315,873
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance Inc.,
Sr. Unsec’d. Notes, 144A	8.500	11/15/27		31,100	33,440,897
Penn National Gaming, Inc.,
Sr. Unsec’d. Notes, 144A(a)	5.625	01/15/27		54,234	56,620,541
Scientific Games International, Inc.,
Gtd. Notes	5.500	02/15/26	EUR	11,350	13,558,767
Gtd. Notes, 144A(a)	7.000	05/15/28		38,058	40,327,592
Gtd. Notes, 144A	7.250	11/15/29		8,311	9,029,908
Gtd. Notes, 144A(a)	8.250	03/15/26		86,617	91,740,044
Gtd. Notes, 144A(a)	8.625	07/01/25		46,166	49,698,569
Sr. Sec’d. Notes, 144A	5.000	10/15/25		2,100	2,160,546
Six Flags Entertainment Corp.,
Gtd. Notes, 144A(a)	4.875	07/31/24		33,487	33,554,932
Gtd. Notes, 144A(a)	5.500	04/15/27		17,407	17,774,405
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A(a)	5.125	10/01/29		17,755	18,691,300
Sr. Unsec’d. Notes, 144A(a)	7.750	04/15/25		18,362	19,910,445

					958,980,843

Foods 2.3%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A(a)	3.500	03/15/29		58,300	55,976,043
Gtd. Notes, 144A	4.625	01/15/27		5,945	6,155,549
Gtd. Notes, 144A	4.875	02/15/30		9,455	9,790,033
B&G Foods, Inc.,
Gtd. Notes(a)	5.250	04/01/25		5,788	5,936,145
Gtd. Notes(a)	5.250	09/15/27		22,213	23,275,410
C&S Group Enterprises LLC,
Gtd. Notes, 144A(a)	5.000	12/15/28		31,000	30,626,748
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A	7.500	04/15/25		13,313	13,860,944
Sr. Sec’d. Notes, 144A	4.625	11/15/28		4,995	5,155,716
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A	6.750	02/15/28		15,000	16,485,572

See Notes to Financial Statements.

PGIM High Yield Fund	25

Schedule of Investments  (unaudited) (continued)

as of February 28, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Foods (cont’d.)
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A	6.500%	04/15/29	46,948	$52,812,277
Sr. Unsec’d. Notes, 144A(a)	5.500	01/15/30	27,248	30,493,089
Kraft Heinz Foods Co.,
Gtd. Notes	4.375	06/01/46	47,125	50,892,385
Gtd. Notes(a)	4.875	10/01/49	33,000	38,618,234
Gtd. Notes	5.000	07/15/35	10,005	12,017,209
Gtd. Notes	5.000	06/04/42	14,175	16,575,589
Gtd. Notes	5.200	07/15/45	9,850	11,786,793
Gtd. Notes(a)	5.500	06/01/50	32,000	40,602,100
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.875	05/15/28	815	891,142
Pilgrim’s Pride Corp.,
Gtd. Notes	5.750	03/15/25	200	204,089
Gtd. Notes, 144A	5.750	03/15/25	15,091	15,399,552
Gtd. Notes, 144A(a)	5.875	09/30/27	50,540	54,198,832
Post Holdings, Inc.,
Gtd. Notes, 144A(a)	4.625	04/15/30	5,945	6,035,827
Gtd. Notes, 144A(a)	5.500	12/15/29	18,004	19,375,445
Gtd. Notes, 144A(a)	5.625	01/15/28	8,426	8,850,450
SEG Holding LLC/SEG Finance Corp.,
Sr. Sec’d. Notes, 144A	5.625	10/15/28	1,450	1,542,611
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed,
Sec’d. Notes, 144A	4.625	03/01/29	10,750	10,887,371
U.S. Foods, Inc.,
Sr. Unsec’d. Notes, 144A(a)	4.750	02/15/29	14,000	14,197,796

				552,642,951

Gas 0.8%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25	57,838	63,318,909
Sr. Unsec’d. Notes	5.625	05/20/24	29,579	32,733,442
Sr. Unsec’d. Notes	5.750	05/20/27	42,093	47,402,584
Sr. Unsec’d. Notes	5.875	08/20/26	37,286	42,105,964

				185,560,899

Healthcare-Services 4.1%
Acadia Healthcare Co., Inc.,
Gtd. Notes	5.625	02/15/23	9,013	9,013,000

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
Acadia Healthcare Co., Inc., (cont’d.)
Gtd. Notes	6.500%	03/01/24	4,332	$4,402,395
Catalent Pharma Solutions, Inc.,
Gtd. Notes, 144A(a)	3.125	02/15/29	10,725	10,596,719
Centene Corp.,
Sr. Unsec’d. Notes	4.250	12/15/27	10,940	11,390,024
CHS/Community Health Systems, Inc.,
Sec’d. Notes, 144A(a)	6.875	04/15/29	14,075	14,438,859
DaVita, Inc.,
Gtd. Notes, 144A(a)	3.750	02/15/31	51,462	49,081,166
Gtd. Notes, 144A	4.625	06/01/30	80,005	81,337,774
Encompass Health Corp.,
Gtd. Notes(a)	4.625	04/01/31	9,600	10,199,494
Gtd. Notes(a)	4.750	02/01/30	3,145	3,330,505
HCA, Inc.,
Gtd. Notes(a)	3.500	09/01/30	12,072	12,504,213
Gtd. Notes	5.375	02/01/25	20,632	23,138,662
Gtd. Notes(a)	5.625	09/01/28	35,812	41,633,322
Gtd. Notes	5.875	02/01/29	8,782	10,346,375
Gtd. Notes	7.500	12/15/23	12,480	14,138,188
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A	6.750	04/15/25	15,485	16,433,026
MEDNAX, Inc.,
Gtd. Notes, 144A(a)	6.250	01/15/27	44,729	47,243,735
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A	7.250	11/01/25	20,550	22,071,783
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A(a)	9.750	12/01/26	120,232	129,561,178
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A(a)	6.750	07/01/25	22,427	22,942,217
Gtd. Notes, 144A(a)	10.000	04/15/27	27,651	30,761,899
Tenet Healthcare Corp.,
Gtd. Notes, 144A(a)	6.125	10/01/28	125,164	131,727,943
Sec’d. Notes(a)	5.125	05/01/25	2,002	2,023,048
Sec’d. Notes, 144A(a)	6.250	02/01/27	52,853	55,786,343
Sr. Sec’d. Notes	4.625	07/15/24	12,825	13,068,508
Sr. Sec’d. Notes, 144A(a)	4.625	06/15/28	16,233	16,886,950
Sr. Sec’d. Notes, 144A(a)	4.875	01/01/26	15,435	15,981,818
Sr. Sec’d. Notes, 144A(a)	7.500	04/01/25	9,300	10,099,310
Sr. Unsec’d. Notes(a)	6.750	06/15/23	46,169	49,830,652

See Notes to Financial Statements.

PGIM High Yield Fund	27

Schedule of Investments  (unaudited) (continued)

as of February 28, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
Tenet Healthcare Corp., (cont’d.)
Sr. Unsec’d. Notes(a)	6.875%	11/15/31	20,500	$22,468,484
Sr. Unsec’d. Notes(a)	7.000	08/01/25	71,772	74,381,778

				956,819,368

Home Builders 3.7%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	6.625	01/15/28	9,349	10,016,453
Sr. Unsec’d. Notes, 144A	6.750	08/01/25	31,571	32,835,833
Sr. Unsec’d. Notes, 144A	9.875	04/01/27	27,641	31,298,363
Beazer Homes USA, Inc.,
Gtd. Notes(a)	5.875	10/15/27	45,583	47,632,984
Gtd. Notes	6.750	03/15/25	31,376	32,351,711
Gtd. Notes(a)	7.250	10/15/29	73,953	82,312,353
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada),
Gtd. Notes, 144A	4.875	02/15/30	21,208	21,463,921
Gtd. Notes, 144A	6.250	09/15/27	33,602	35,451,189
Gtd. Notes, 144A	6.375	05/15/25	47,550	48,722,984
Century Communities, Inc.,
Gtd. Notes(a)	6.750	06/01/27	32,288	34,612,753
Forestar Group, Inc.,
Gtd. Notes, 144A	5.000	03/01/28	11,350	11,877,675
Gtd. Notes, 144A	8.000	04/15/24	27,797	29,072,104
KB Home,
Gtd. Notes(a)	4.800	11/15/29	15,415	16,581,802
Gtd. Notes(a)	6.875	06/15/27	25,375	29,876,701
Gtd. Notes	7.000	12/15/21	787	810,771
Gtd. Notes(a)	7.500	09/15/22	525	571,263
Gtd. Notes	7.625	05/15/23	8,400	9,205,920
Lennar Corp.,
Gtd. Notes	4.875	12/15/23	4,075	4,470,827
Gtd. Notes	5.250	06/01/26	9,250	10,772,536
Gtd. Notes	5.375	10/01/22	3,675	3,939,837
M/I Homes, Inc.,
Gtd. Notes	4.950	02/01/28	33,264	34,906,075
Gtd. Notes	5.625	08/01/25	13,591	14,104,293
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A(a)	4.625	03/01/30	32,788	34,062,280
Sr. Unsec’d. Notes, 144A(a)	5.250	12/15/27	26,381	27,755,995
Meritage Homes Corp.,
Gtd. Notes	5.125	06/06/27	23,100	25,821,094

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)
Meritage Homes Corp., (cont’d.)
Gtd. Notes	6.000%	06/01/25	14,525	$16,426,587
New Home Co., Inc. (The),
Gtd. Notes, 144A	7.250	10/15/25	10,250	10,530,532
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes, 144A	4.750	02/15/28	13,656	14,125,038
Sr. Unsec’d. Notes, 144A	4.750	04/01/29	6,925	7,114,323
STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A	7.500	02/15/26	16,550	17,273,945
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	12,533	13,975,862
Gtd. Notes, 144A	5.875	06/15/27	37,123	41,704,688
Gtd. Notes, 144A	6.625	07/15/27	43,573	47,080,334
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	29,985	32,209,277
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A(a)	5.625	03/01/24	23,245	25,153,611
Gtd. Notes, 144A	5.875	04/15/23	16,125	17,203,680
Tri Pointe Homes, Inc.,
Gtd. Notes(a)	5.700	06/15/28	7,855	8,737,111

				882,062,705

Household Products/Wares 0.2%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada),
Sr. Sec’d. Notes, 144A(a)	5.000	12/31/26	5,450	5,610,342
Prestige Brands, Inc.,
Gtd. Notes, 144A	3.750	04/01/31	13,325	13,030,910
Spectrum Brands, Inc.,
Gtd. Notes	5.750	07/15/25	23,102	23,795,060
Gtd. Notes	6.125	12/15/24	2,392	2,449,442
Gtd. Notes, 144A	5.000	10/01/29	4,975	5,299,190

				50,184,944

Housewares 0.1%
Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.500	10/15/29	14,154	14,997,702

See Notes to Financial Statements.

PGIM High Yield Fund	29

Schedule of Investments  (unaudited) (continued)

as of February 28, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Internet 0.5%
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A	3.875%	09/15/27	25,790	$25,700,675
Sr. Unsec’d. Notes, 144A	5.625	09/15/28	14,110	14,352,352
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A(a)	3.500	03/01/29	17,425	17,315,889
NortonLifeLock, Inc.,
Sr. Unsec’d. Notes, 144A(a)	5.000	04/15/25	34,320	34,870,896
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes(a)	6.000	04/01/23	13,760	13,553,830

				105,793,642

Iron/Steel 0.3%
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A(a)	6.625	01/31/29	44,470	48,005,604
United States Steel Corp.,
Sr. Unsec’d. Notes	6.875	03/01/29	33,900	33,264,655

				81,270,259

Leisure Time 0.6%
Carnival Corp.,
Sr. Unsec’d. Notes, 144A	5.750	03/01/27	18,325	18,601,895
Sr. Unsec’d. Notes, 144A	7.625	03/01/26	1,125	1,182,431
NCL Corp. Ltd.,
Sr. Sec’d. Notes, 144A	10.250	02/01/26	32,355	37,698,104
Sr. Sec’d. Notes, 144A	12.250	05/15/24	2,495	2,964,364
Sr. Unsec’d. Notes, 144A(a)	3.625	12/15/24	21,825	20,178,035
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes(a)	5.250	11/15/22	8,263	8,411,262
Viking Cruises Ltd.,
Sr. Unsec’d. Notes, 144A(a)	7.000	02/15/29	11,175	11,339,346
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A(a)	5.625	02/15/29	6,525	6,592,499
Vista Outdoor, Inc.,
Gtd. Notes, 144A	4.500	03/15/29	22,975	22,789,534

				129,757,470

Lodging 2.3%
Boyd Gaming Corp.,
Gtd. Notes	4.750	12/01/27	6,032	6,131,742
Gtd. Notes(a)	6.000	08/15/26	5,150	5,330,105

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Lodging (cont’d.)
Boyd Gaming Corp., (cont’d.)
Gtd. Notes(a)	6.375%	04/01/26	26,956	$27,830,805
Gtd. Notes, 144A(a)	8.625	06/01/25	26,672	29,403,070
Full House Resorts, Inc.,
Sr. Sec’d. Notes, 144A	8.250	02/15/28	10,400	11,023,752
Genting New York LLC/GENNY Capital, Inc.,
Sr. Unsec’d. Notes, 144A(a)	3.300	02/15/26	3,200	3,209,878
Hilton Domestic Operating Co., Inc.,
Gtd. Notes(a)	4.875	01/15/30	12,000	12,927,126
Gtd. Notes, 144A	3.625	02/15/32	35,524	34,991,760
Gtd. Notes, 144A(a)	4.000	05/01/31	31,800	32,182,335
Gtd. Notes, 144A(a)	5.375	05/01/25	6,155	6,470,240
Gtd. Notes, 144A(a)	5.750	05/01/28	7,225	7,826,758
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes(a)	4.875	04/01/27	27,355	28,449,200
Marriott International, Inc.,
Sr. Unsec’d. Notes	2.875	03/01/21	5,650	5,650,000
Sr. Unsec’d. Notes, Series EE	5.750	05/01/25	6,275	7,246,608
MGM Resorts International,
Gtd. Notes(a)	4.625	09/01/26	3,920	4,120,072
Gtd. Notes	4.750	10/15/28	53,673	55,990,167
Gtd. Notes(a)	5.500	04/15/27	38,198	41,429,853
Gtd. Notes(a)	5.750	06/15/25	2,173	2,389,429
Gtd. Notes(a)	6.750	05/01/25	76,654	81,987,896
Gtd. Notes(a)	7.750	03/15/22	13,075	13,810,720
Station Casinos LLC,
Gtd. Notes, 144A	4.500	02/15/28	11,508	11,463,845
Gtd. Notes, 144A(a)	5.000	10/01/25	16,047	16,193,368
Travel + Leisure Co.,
Sr. Sec’d. Notes, 144A	4.625	03/01/30	9,425	9,779,973
Wyndham Destinations, Inc.,
Sr. Sec’d. Notes	6.600	10/01/25	4,774	5,354,211
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	4.875	10/01/24	11,025	11,153,025
Sr. Unsec’d. Notes, 144A(a)	5.125	12/15/29	15,250	15,539,020
Sr. Unsec’d. Notes, 144A	5.500	01/15/26	21,200	22,128,360
Sr. Unsec’d. Notes, 144A	5.500	10/01/27	5,750	5,984,613
Sr. Unsec’d. Notes, 144A(a)	5.625	08/26/28	13,650	14,196,170

				530,194,101

See Notes to Financial Statements.

PGIM High Yield Fund	31

Schedule of Investments  (unaudited) (continued)

as of February 28, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Machinery-Diversified 0.4%
ATS Automation Tooling Systems, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	4.125%	12/15/28	6,850	$6,925,307
GrafTech Finance, Inc.,
Sr. Sec’d. Notes, 144A(a)	4.625	12/15/28	5,750	5,864,351
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A	10.125	08/01/24	51,888	54,482,711
Vertical Holdco GmbH (Germany),
Gtd. Notes, 144A	7.625	07/15/28	2,111	2,280,653
Vertical US Newco, Inc. (Germany),
Sr. Sec’d. Notes, 144A	5.250	07/15/27	11,625	12,119,869

				81,672,891

Media 7.5%
AMC Networks, Inc.,
Gtd. Notes(a)	5.000	04/01/24	2,182	2,213,312
Beasley Mezzanine Holdings LLC,
Sr. Sec’d. Notes, 144A	8.625	02/01/26	10,360	10,483,709
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	62,145	62,691,256
Sr. Unsec’d. Notes, 144A(a)	4.500	05/01/32	136,029	139,763,015
Sr. Unsec’d. Notes, 144A	4.750	03/01/30	15,350	16,006,750
Sr. Unsec’d. Notes, 144A(a)	5.000	02/01/28	34,696	36,315,446
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	13,344	13,980,420
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	31,177	33,586,769
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	78,079	80,747,647
Sr. Unsec’d. Notes, 144A(a)	5.750	02/15/26	92,658	95,721,339
Sr. Unsec’d. Notes, 144A	5.875	05/01/27	44,045	45,616,213
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes(a)	9.250	02/15/24	141,182	147,688,710
Sr. Sec’d. Notes, 144A(a)	5.125	08/15/27	7,480	7,603,566
CSC Holdings LLC,
Gtd. Notes, 144A(a)	3.375	02/15/31	27,213	26,115,200
Gtd. Notes, 144A(a)	4.125	12/01/30	21,175	21,262,169
Gtd. Notes, 144A(a)	5.375	02/01/28	11,490	12,145,710
Gtd. Notes, 144A	5.500	05/15/26	30,538	31,611,940
Gtd. Notes, 144A	5.500	04/15/27	13,366	14,061,776
Gtd. Notes, 144A(a)	6.500	02/01/29	2,700	2,989,245
Sr. Unsec’d. Notes(a)	5.250	06/01/24	8,000	8,611,816
Sr. Unsec’d. Notes	6.750	11/15/21	7,245	7,489,769
Sr. Unsec’d. Notes, 144A(a)	4.625	12/01/30	100,975	100,642,903
Sr. Unsec’d. Notes, 144A	5.750	01/15/30	1,615	1,723,816
Sr. Unsec’d. Notes, 144A(a)	7.500	04/01/28	18,737	20,640,620

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A	6.625%	08/15/27	226,381	$116,627,362
Sr. Sec’d. Notes, 144A(a)	5.375	08/15/26	56,171	39,737,604
DISH DBS Corp.,
Gtd. Notes	5.000	03/15/23	7,905	8,150,577
Gtd. Notes(a)	5.875	07/15/22	5,647	5,885,813
Gtd. Notes(a)	5.875	11/15/24	3,400	3,558,453
Gtd. Notes	6.750	06/01/21	11,160	11,300,895
Gtd. Notes(a)	7.375	07/01/28	26,015	27,267,773
Gtd. Notes(a)	7.750	07/01/26	118,928	130,693,407
EW Scripps Co. (The),
Gtd. Notes, 144A(a)	5.125	05/15/25	8,964	9,154,494
Gray Television, Inc.,
Gtd. Notes, 144A(a)	4.750	10/15/30	23,025	23,024,554
Gtd. Notes, 144A	5.875	07/15/26	43,204	44,784,017
Gtd. Notes, 144A(a)	7.000	05/15/27	2,784	3,041,798
iHeartCommunications, Inc.,
Gtd. Notes(a)	8.375	05/01/27	15,666	16,603,896
Sr. Sec’d. Notes(a)	6.375	05/01/26	14,955	15,820,851
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A(a)	5.375	08/15/27	7,675	8,100,142
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A(a)	5.625	07/15/27	5,565	5,877,106
Sr. Unsec’d. Notes, 144A(a)	4.750	11/01/28	22,925	23,405,774
Quebecor Media, Inc. (Canada),
Sr. Unsec’d. Notes	5.750	01/15/23	12,231	13,037,592
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.500	09/15/26	28,385	28,894,274
Sr. Unsec’d. Notes, 144A(a)	6.500	09/15/28	29,375	30,845,116
Scripps Escrow II, Inc.,
Sr. Sec’d. Notes, 144A	3.875	01/15/29	11,000	10,805,414
Sr. Unsec’d. Notes, 144A(a)	5.375	01/15/31	9,200	9,343,364
Scripps Escrow, Inc.,
Gtd. Notes, 144A(a)	5.875	07/15/27	6,420	6,682,355
Sinclair Television Group, Inc.,
Gtd. Notes, 144A(a)	5.125	02/15/27	19,245	19,100,514
Gtd. Notes, 144A	5.875	03/15/26	19,652	20,095,198
Sirius XM Radio, Inc.,
Gtd. Notes, 144A	3.875	08/01/22	11,767	11,841,033
Gtd. Notes, 144A(a)	5.375	07/15/26	11,312	11,719,251

See Notes to Financial Statements.

PGIM High Yield Fund	33

Schedule of Investments  (unaudited) (continued)

as of February 28, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)
TEGNA, Inc.,
Gtd. Notes, 144A(a)	4.750%	03/15/26	8,700	$9,268,462
Townsquare Media, Inc.,
Sr. Sec’d. Notes, 144A(a)	6.875	02/01/26	6,800	7,115,059
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.125	02/15/25	32,730	32,765,714
Sr. Sec’d. Notes, 144A	6.625	06/01/27	95,271	100,049,575
Urban One, Inc.,
Sr. Sec’d. Notes, 144A	7.375	02/01/28	9,100	9,165,183
Videotron Ltd. (Canada),
Gtd. Notes(a)	5.000	07/15/22	650	676,080
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes, 144A(a)	5.000	07/15/30	16,246	16,503,734

				1,770,655,550

Mining 2.8%
Constellium SE,
Gtd. Notes, 144A(a)	5.750	05/15/24	28,746	29,168,399
Gtd. Notes, 144A(a)	5.875	02/15/26	28,443	29,230,695
Sr. Unsec’d. Notes, 144A(a)	5.625	06/15/28	3,500	3,706,551
Eldorado Gold Corp. (Turkey),
Sec’d. Notes, 144A(a)	9.500	06/01/24	27,546	30,699,383
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A(a)	6.500	03/01/24	56,772	58,004,589
Gtd. Notes, 144A(a)	6.875	03/01/26	29,557	30,885,891
Gtd. Notes, 144A(a)	6.875	10/15/27	41,475	44,985,037
Gtd. Notes, 144A(a)	7.250	04/01/23	58,502	59,679,060
Gtd. Notes, 144A(a)	7.500	04/01/25	27,636	28,613,812
Freeport-McMoRan, Inc.,
Gtd. Notes(a)	4.375	08/01/28	29,850	31,809,335
Gtd. Notes(a)	4.550	11/14/24	31,518	34,764,916
Gtd. Notes(a)	4.625	08/01/30	28,378	31,349,016
Hecla Mining Co.,
Gtd. Notes(a)	7.250	02/15/28	21,117	22,896,715
Hudbay Minerals, Inc. (Peru),
Gtd. Notes, 144A	4.500	04/01/26	13,025	13,200,571
Gtd. Notes, 144A(a)	6.125	04/01/29	16,450	17,726,056
Gtd. Notes, 144A	7.625	01/15/25	14,397	14,996,666
IAMGOLD Corp. (Burkina Faso),
Gtd. Notes, 144A(a)	5.750	10/15/28	37,558	38,791,132

See Notes to Financial Statements.

34

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining (cont’d.)
New Gold, Inc. (Canada),
Gtd. Notes, 144A(a)	6.375%	05/15/25		18,680	$19,279,574
Sr. Unsec’d. Notes, 144A(a)	7.500	07/15/27		51,419	54,145,405
Novelis Corp.,
Gtd. Notes, 144A	4.750	01/30/30		26,164	27,271,883
Gtd. Notes, 144A(a)	5.875	09/30/26		27,777	28,973,050

					650,177,736

Miscellaneous Manufacturing 1.8%
Amsted Industries, Inc.,
Gtd. Notes, 144A	5.625	07/01/27		9,075	9,621,425
Sr. Unsec’d. Notes, 144A	4.625	05/15/30		21,713	22,692,446
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.450	05/01/34		3,925	3,587,257
Sr. Unsec’d. Notes, 144A	7.500	12/01/24		70,996	66,654,299
Sr. Unsec’d. Notes, 144A(a)	7.500	03/15/25		56,819	51,963,770
Sr. Unsec’d. Notes, 144A(a)	7.875	04/15/27		150,747	135,400,877
Sr. Unsec’d. Notes, 144A	8.750	12/01/21		115,298	119,764,471
FXI Holdings, Inc.,
Sr. Sec’d. Notes, 144A	7.875	11/01/24		12,011	12,224,899

					421,909,444

Office/Business Equipment 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes(a)	3.250	02/15/29		14,360	14,135,073
Gtd. Notes	4.125	05/01/25		10,150	10,483,547

					24,618,620

Oil & Gas 7.5%
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A	8.250	02/15/26		31,275	32,525,329
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes	7.875	12/15/24	(d)	104,709	69,108
Antero Resources Corp.,
Gtd. Notes	5.000	03/01/25		70,800	70,365,352
Gtd. Notes	5.625	06/01/23		38,390	38,450,607
Gtd. Notes, 144A	7.625	02/01/29		37,925	40,416,575
Gtd. Notes, 144A	8.375	07/15/26		9,400	10,307,429

See Notes to Financial Statements.

PGIM High Yield Fund	35

Schedule of Investments  (unaudited) (continued)

as of February 28, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Apache Corp.,
Sr. Unsec’d. Notes(a)	4.375%	10/15/28	10,750	$11,041,752
Sr. Unsec’d. Notes(a)	4.750	04/15/43	11,225	10,962,587
Sr. Unsec’d. Notes	4.875	11/15/27	500	523,688
Sr. Unsec’d. Notes	5.100	09/01/40	29,850	30,678,904
Sr. Unsec’d. Notes	5.250	02/01/42	2,225	2,319,466
Sr. Unsec’d. Notes	5.350	07/01/49	2,750	2,739,111
Sr. Unsec’d. Notes(a)	7.750	12/15/29	8,468	9,880,678
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27	30,497	39,061,744
Sr. Unsec’d. Notes, 144A	7.000	11/01/26	47,838	48,097,143
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	18,585	19,475,392
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26	12,425	12,949,308
Gtd. Notes, 144A	5.875	02/01/29	12,775	13,636,398
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A(a)	9.250	08/01/24	69,724	68,624,200
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A	6.250	08/15/22	625	625,242
Sr. Sec’d. Notes, 144A	7.000	06/15/25	58,830	60,525,760
CNX Resources Corp.,
Gtd. Notes, 144A	7.250	03/14/27	78,884	84,481,420
Comstock Resources, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	03/01/29	22,775	23,618,513
Continental Resources, Inc.,
Gtd. Notes(a)	4.900	06/01/44	8,865	8,860,349
Gtd. Notes, 144A(a)	5.750	01/15/31	16,950	19,107,778
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A(a)	5.625	10/15/25	7,487	7,565,865
Double Eagle III Midco 1 LLC/Double Eagle Finance Corp.,
Sr. Unsec’d. Notes, 144A(a)	7.750	12/15/25	60,350	64,700,918
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.500	01/30/26	3,277	3,347,525
Sr. Unsec’d. Notes, 144A(a)	5.750	01/30/28	42,309	44,745,358
Sr. Unsec’d. Notes, 144A(a)	6.625	07/15/25	24,064	25,268,015
EQT Corp.,
Sr. Unsec’d. Notes(a)	3.900	10/01/27	39,978	41,469,466
Sr. Unsec’d. Notes(a)	5.000	01/15/29	8,150	8,949,022
Sr. Unsec’d. Notes(a)	8.500	02/01/30	7,738	10,115,361

See Notes to Financial Statements.

36

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A(a)	5.000%	12/01/24	8,236	$8,371,003
Sr. Unsec’d. Notes, 144A(a)	5.750	10/01/25	30,956	31,578,761
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	8,200	8,362,045
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	8,200	8,337,972
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	34,055	35,573,179
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	5.875	02/01/29	27,525	27,950,567
Gtd. Notes, 144A(a)	7.125	02/01/27	35,580	37,348,603
Sec’d. Notes, 144A	6.500	01/15/25	4,939	5,097,725
Nabors Industries Ltd.,
Gtd. Notes, 144A(a)	7.250	01/15/26	26,955	23,941,070
Gtd. Notes, 144A	7.500	01/15/28	32,235	27,823,340
Nabors Industries, Inc.,
Gtd. Notes	5.750	02/01/25	94,970	75,606,194
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	2.700	02/15/23	22,475	21,967,499
Sr. Unsec’d. Notes(a)	2.900	08/15/24	43,020	41,859,398
Sr. Unsec’d. Notes	3.200	08/15/26	250	239,130
Sr. Unsec’d. Notes	3.450	07/15/24	13,510	13,507,605
Sr. Unsec’d. Notes(a)	3.500	06/15/25	2,864	2,820,865
Sr. Unsec’d. Notes(a)	3.500	08/15/29	1,358	1,298,506
Sr. Unsec’d. Notes	4.100	02/15/47	3,013	2,560,776
Sr. Unsec’d. Notes(a)	4.400	04/15/46	6,150	5,504,911
Sr. Unsec’d. Notes	4.500	07/15/44	1,975	1,767,634
Sr. Unsec’d. Notes	4.625	06/15/45	3,025	2,756,766
Sr. Unsec’d. Notes(a)	5.550	03/15/26	13,330	14,213,031
Sr. Unsec’d. Notes(a)	5.875	09/01/25	5,075	5,505,210
Sr. Unsec’d. Notes(a)	6.125	01/01/31	21,750	24,107,173
Sr. Unsec’d. Notes	6.450	09/15/36	2,000	2,283,098
Sr. Unsec’d. Notes(a)	6.625	09/01/30	24,975	28,577,310
Sr. Unsec’d. Notes	6.950	07/01/24	875	964,932
Sr. Unsec’d. Notes	7.150	05/15/28	2,448	2,663,504
Sr. Unsec’d. Notes	8.500	07/15/27	750	897,960
Sr. Unsec’d. Notes(a)	8.875	07/15/30	3,750	4,795,952
Ovintiv, Inc.,
Gtd. Notes(a)	6.500	08/15/34	17,991	22,225,167
Gtd. Notes	6.500	02/01/38	9,573	11,638,867
Gtd. Notes	6.625	08/15/37	4,425	5,413,493
PBF Holding Co. LLC/PBF Finance Corp.,
Sr. Sec’d. Notes, 144A(a)	9.250	05/15/25	17,460	17,023,624

See Notes to Financial Statements.

PGIM High Yield Fund	37

Schedule of Investments  (unaudited) (continued)

as of February 28, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Precision Drilling Corp. (Canada),
Gtd. Notes(a)	5.250%	11/15/24	20,000	$18,670,149
Gtd. Notes	7.750	12/15/23	5,650	5,683,634
Gtd. Notes, 144A(a)	7.125	01/15/26	29,218	28,317,672
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25	58,280	57,645,119
Gtd. Notes	5.000	03/15/23	10,954	11,012,659
Gtd. Notes(a)	9.250	02/01/26	44,901	48,875,304
Gtd. Notes, 144A	8.250	01/15/29	1,100	1,182,248
Seven Generations Energy Ltd. (Canada),
Gtd. Notes, 144A	5.375	09/30/25	1,410	1,464,236
Seventy Seven Energy, Inc.,
Sr. Unsec’d. Notes^	6.500	07/15/22	1,800	18
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	5.500	02/15/26	24,754	25,466,456
Gtd. Notes	5.875	03/15/28	3,936	4,181,053
Gtd. Notes(a)	6.000	04/15/27	2,325	2,417,460
Gtd. Notes, 144A	4.500	05/15/29	17,950	17,949,703
Transocean, Inc.,
Gtd. Notes, 144A	7.250	11/01/25	38,403	25,728,611
Gtd. Notes, 144A(a)	7.500	01/15/26	30,108	19,779,339
Gtd. Notes, 144A	8.000	02/01/27	25,070	15,810,086
WPX Energy, Inc.,
Sr. Unsec’d. Notes	5.250	09/15/24	33,554	37,392,609
Sr. Unsec’d. Notes	5.250	10/15/27	46,325	49,573,774
Sr. Unsec’d. Notes	5.750	06/01/26	7,445	7,822,989
Sr. Unsec’d. Notes	5.875	06/15/28	175	191,306
Sr. Unsec’d. Notes	8.250	08/01/23	4,165	4,799,754

				1,774,052,412

Packaging & Containers 0.8%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%(a)	6.500	06/30/27	48,211	50,986,066
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC,
Sr. Unsec’d. Notes, 144A	4.000	09/01/29	19,725	19,725,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A(a)	4.125	08/15/26	12,475	12,904,115
Sr. Unsec’d. Notes, 144A(a)	5.250	08/15/27	27,745	28,738,010

See Notes to Financial Statements.

38

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Packaging & Containers (cont’d.)
Graham Packaging Co., Inc.,
Gtd. Notes, 144A(a)	7.125%	08/15/28	8,315	$8,997,220
Intelligent Packaging Holdco Issuer LP (Canada),
Sr. Unsec’d. Notes, 144A, Cash coupon 9.000% or PIK 9.750%	9.000	01/15/26	10,550	10,684,049
Intelligent Packaging Ltd. Finco, Inc./Intelligent
Packaging Ltd. Co-Issuer LLC (Canada),
Sr. Sec’d. Notes, 144A	6.000	09/15/28	6,000	6,268,751
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A(a)	6.375	08/15/25	5,236	5,849,255
Gtd. Notes, 144A(a)	6.625	05/13/27	35,277	38,078,068
TriMas Corp.,
Gtd. Notes, 144A	4.875	10/15/25	4,780	4,876,755

				187,107,289

Pharmaceuticals 2.5%
AdaptHealth LLC,
Gtd. Notes, 144A(a)	4.625	08/01/29	27,691	27,709,673
Gtd. Notes, 144A	6.125	08/01/28	21,478	22,812,089
Bausch Health Americas, Inc.,
Gtd. Notes, 144A	8.500	01/31/27	20,983	23,252,534
Gtd. Notes, 144A	9.250	04/01/26	18,175	20,145,363
Bausch Health Cos., Inc.,
Gtd. Notes, 144A(a)	5.000	01/30/28	49,822	50,831,715
Gtd. Notes, 144A	5.000	02/15/29	22,576	22,915,963
Gtd. Notes, 144A(a)	5.250	01/30/30	31,950	32,461,251
Gtd. Notes, 144A	5.250	02/15/31	37,730	38,309,556
Gtd. Notes, 144A(a)	6.125	04/15/25	96,915	99,212,419
Gtd. Notes, 144A	6.250	02/15/29	117,039	124,730,685
Gtd. Notes, 144A(a)	7.000	01/15/28	42,058	45,457,568
Gtd. Notes, 144A(a)	7.250	05/30/29	15,896	17,615,219
Gtd. Notes, 144A	9.000	12/15/25	2,000	2,178,366
Cheplapharm Arzneimittel GmbH (Germany),
Sr. Sec’d. Notes, 144A(a)	5.500	01/15/28	7,525	7,682,339
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A(a)	6.000	06/30/28	16,648	14,613,425
Sec’d. Notes, 144A(a)	9.500	07/31/27	10,892	12,275,890
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A	7.750	11/15/25	33,367	35,640,463

				597,844,518

See Notes to Financial Statements.

PGIM High Yield Fund	39

Schedule of Investments  (unaudited) (continued)

as of February 28, 2021

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines 3.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes	5.375%		09/15/24		4,075	$4,119,850
Gtd. Notes, 144A(a)	5.750		01/15/28		39,930	40,223,129
Gtd. Notes, 144A	7.875		05/15/26		2,725	2,966,183
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A(a)	7.625		12/15/25		8,800	9,465,980
Cheniere Energy Partners LP,
Sr. Unsec’d. Notes, 144A	4.000		03/01/31		39,175	39,401,363
Cheniere Energy, Inc.,
Sr. Sec’d. Notes, 144A	4.625		10/15/28		95,572	99,360,580
DCP Midstream Operating LP,
Gtd. Notes	5.125		05/15/29		10,361	10,976,202
Gtd. Notes	5.625		07/15/27		15,410	16,677,832
Gtd. Notes, 144A	4.750		09/30/21		8,048	8,121,358
Gtd. Notes, 144A(a)	6.450		11/03/36		3,455	3,860,578
Energy Transfer Operating LP,
Jr. Sub. Notes, Series G	7.125	(ff)	05/15/30	(oo)	17,825	17,234,259
EQM Midstream Partners LP,
Sr. Unsec’d. Notes	4.125		12/01/26		50	48,907
Sr. Unsec’d. Notes	4.750		07/15/23		3,494	3,602,478
Sr. Unsec’d. Notes(a)	5.500		07/15/28		2,300	2,379,925
Sr. Unsec’d. Notes, 144A(a)	6.000		07/01/25		10,370	10,956,249
Sr. Unsec’d. Notes, 144A	6.500		07/01/27		26,949	28,923,605
Global Partners LP/GLP Finance Corp.,
Gtd. Notes(a)	6.875		01/15/29		16,086	17,401,031
Gtd. Notes(a)	7.000		08/01/27		14,055	14,903,135
Hess Midstream Operations LP,
Gtd. Notes, 144A	5.125		06/15/28		1,800	1,857,995
Gtd. Notes, 144A	5.625		02/15/26		8,005	8,286,981
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A(a)	4.875		08/15/27		4,775	5,439,132
Sr. Unsec’d. Notes, 144A	7.768		12/15/37		10,486	13,992,699
Rattler Midstream LP,
Gtd. Notes, 144A	5.625		07/15/25		9,325	9,733,980
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600		05/15/25		5,500	5,630,149
Sr. Unsec’d. Notes, 144A	6.875		04/15/40		50,698	56,167,915
Sr. Unsec’d. Notes, 144A(a)	7.500		07/15/38		7,842	8,832,608
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500		09/15/24		12,523	12,587,557

See Notes to Financial Statements.

40

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., (cont’d.)
Gtd. Notes, 144A	5.500%	01/15/28	68,488	$68,555,579
Gtd. Notes, 144A	6.000	03/01/27	14,884	15,062,773
Gtd. Notes, 144A	6.000	12/31/30	12,850	12,816,016
Gtd. Notes, 144A	7.500	10/01/25	7,347	7,831,718
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes(a)	4.250	11/15/23	8,439	8,463,140
Gtd. Notes(a)	5.000	01/15/28	9,690	10,084,325
Gtd. Notes(a)	5.375	02/01/27	14,012	14,545,000
Gtd. Notes(a)	5.500	03/01/30	12,773	13,653,665
Gtd. Notes(a)	5.875	04/15/26	9,600	9,999,259
Gtd. Notes(a)	6.500	07/15/27	12,740	13,731,394
Gtd. Notes(a)	6.875	01/15/29	1,250	1,384,952
Gtd. Notes, 144A(a)	4.000	01/15/32	19,025	18,652,425
Gtd. Notes, 144A	4.875	02/01/31	21,341	21,876,177
Western Midstream Operating LP,
Sr. Unsec’d. Notes	3.950	06/01/25	29,329	29,755,999
Sr. Unsec’d. Notes	4.000	07/01/22	2,366	2,416,224
Sr. Unsec’d. Notes	4.350	02/01/25	13,120	13,431,309
Sr. Unsec’d. Notes(a)	5.300	02/01/30	42,494	46,013,011
Sr. Unsec’d. Notes	5.450	04/01/44	3,070	3,276,652
Sr. Unsec’d. Notes(a)	5.500	08/15/48	7,755	7,969,805
Sr. Unsec’d. Notes(a)	6.500	02/01/50	9,300	10,703,464

				783,374,547

Real Estate 1.0%
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A	7.875	11/15/25	61,653	65,041,272
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A(a)	5.750	12/01/25	39,691	40,894,610
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	13,450	13,350,132
Gtd. Notes, 144A	4.375	02/01/31	21,900	21,845,914
Gtd. Notes, 144A(a)	5.375	08/01/28	23,460	24,666,210
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A	6.250	02/15/26	49,556	50,844,640
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A	5.750	01/15/29	8,125	8,151,769

				224,794,547

See Notes to Financial Statements.

PGIM High Yield Fund	41

Schedule of Investments  (unaudited) (continued)

as of February 28, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) 3.0%
Diversified Healthcare Trust,
Gtd. Notes	9.750%	06/15/25	67,184	$75,637,509
Sr. Unsec’d. Notes	4.750	05/01/24	5,679	5,794,968
Sr. Unsec’d. Notes(a)	4.750	02/15/28	40,884	40,465,349
Sr. Unsec’d. Notes	6.750	12/15/21	5,089	5,163,914
ESH Hospitality, Inc.,
Gtd. Notes, 144A	4.625	10/01/27	11,649	11,826,972
Gtd. Notes, 144A(a)	5.250	05/01/25	56,727	57,799,796
Global Net Lease, Inc./Global Net Lease Operating Partnership LP,
Gtd. Notes, 144A	3.750	12/15/27	10,750	10,716,069
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	4.000	01/15/30	8,000	8,528,994
Gtd. Notes	5.300	01/15/29	150	171,918
Gtd. Notes(a)	5.375	11/01/23	7,074	7,739,131
Gtd. Notes	5.375	04/15/26	25,997	29,847,306
Gtd. Notes	5.750	06/01/28	9,742	11,431,232
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series F(a)	4.500	02/01/26	20,440	22,363,846
Sr. Unsec’d. Notes, Series H(a)	3.375	12/15/29	5,435	5,467,576
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes(a)	4.500	09/01/26	7,250	7,703,241
Gtd. Notes	4.500	01/15/28	20,579	21,765,095
Gtd. Notes	5.625	05/01/24	3,026	3,267,726
Gtd. Notes, 144A	4.625	06/15/25	6,195	6,565,473
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes(a)	3.500	03/15/31	42,225	42,996,248
Gtd. Notes	5.000	10/15/27	34,653	36,767,298
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A(a)	5.875	10/01/28	50,487	53,217,812
Sr. Sec’d. Notes, 144A(a)	7.500	06/01/25	70,840	76,788,927
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A	4.500	02/15/29	10,650	10,518,234
Sabra Health Care LP,
Gtd. Notes	5.125	08/15/26	6,308	7,113,921
SBA Communications Corp.,
Sr. Unsec’d. Notes(a)	3.875	02/15/27	12,000	12,437,246
Sr. Unsec’d. Notes(a)	4.875	09/01/24	10,668	10,941,070
Sr. Unsec’d. Notes, 144A	3.125	02/01/29	15,700	15,258,870

See Notes to Financial Statements.

42

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A	7.875%	02/15/25		37,480	$40,158,686
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A	6.000	04/15/23		3,200	3,257,014
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	3.500	02/15/25		1,240	1,257,200
Gtd. Notes, 144A	3.750	02/15/27		2,612	2,649,008
Gtd. Notes, 144A	4.125	08/15/30		3,975	4,142,360
Gtd. Notes, 144A(a)	4.250	12/01/26		27,572	28,434,679
Gtd. Notes, 144A(a)	4.625	12/01/29		38,068	39,932,637

					718,127,325

Retail 3.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A(a)	4.000	10/15/30		89,805	87,574,291
Sr. Sec’d. Notes, 144A	3.500	02/15/29		1,300	1,279,593
BCPE Ulysses Intermediate, Inc.,
Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%	7.750	04/01/27		8,475	8,623,097
Beacon Roofing Supply, Inc.,
Gtd. Notes, 144A(a)	4.875	11/01/25		16,359	16,511,355
Brinker International, Inc.,
Gtd. Notes, 144A(a)	5.000	10/01/24		25,021	26,010,938
Sr. Unsec’d. Notes	3.875	05/15/23		29,290	29,360,947
Caleres, Inc.,
Gtd. Notes(a)	6.250	08/15/23		6,458	6,485,448
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A(a)	8.500	10/30/25		25,675	27,260,502
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes	8.625	06/15/20	(d)	40,571	23,374,428
Sr. Unsec’d. Notes	8.625	06/15/20	(d)	68,975	35,357,480
Foundation Building Materials, Inc.,
Gtd. Notes, 144A	6.000	03/01/29		7,975	7,949,972
Golden Nugget, Inc.,
Sr. Unsec’d. Notes, 144A(a)	6.750	10/15/24		58,110	59,064,847
L Brands, Inc.,
Gtd. Notes	5.625	10/15/23		7,435	8,049,904

See Notes to Financial Statements.

PGIM High Yield Fund	43

Schedule of Investments  (unaudited) (continued)

as of February 28, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail (cont’d.)
LBM Acquisition LLC,
Gtd. Notes, 144A	6.250%	01/15/29	7,050	$7,148,654
Murphy Oil USA, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	10,700	10,693,736
Park River Holdings, Inc.,
Gtd. Notes, 144A(a)	5.625	02/01/29	52,551	51,558,335
PetSmart, Inc.,
Gtd. Notes, 144A	7.125	03/15/23	95,164	95,324,618
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes(a)	5.500	11/01/23	6,200	6,256,226
Gtd. Notes(a)	5.625	12/01/25	60,970	62,861,327
Sec’d. Notes, 144A	8.750	04/30/25	21,264	23,615,649
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes(a)	5.500	06/01/24	28,229	28,632,480
Sr. Unsec’d. Notes(a)	5.750	03/01/25	14,975	15,217,085
Sr. Unsec’d. Notes(a)	5.875	03/01/27	40,062	41,956,827
Superior Plus LP/Superior General Partner, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(a)	7.000	07/15/26	38,321	40,896,384
White Cap Buyer LLC,
Sr. Unsec’d. Notes, 144A(a)	6.875	10/15/28	18,425	19,592,846

				740,656,969

Semiconductors 0.3%
Microchip Technology, Inc.,
Gtd. Notes, 144A(a)	4.250	09/01/25	51,214	53,542,820
Sensata Technologies UK Financing Co. PLC,
Gtd. Notes, 144A	6.250	02/15/26	18,942	19,533,938

				73,076,758

Software 1.0%
Black Knight InfoServ LLC,
Gtd. Notes, 144A(a)	3.625	09/01/28	51,280	50,907,642
Boxer Parent Co., Inc.,
Sr. Sec’d. Notes, 144A	7.125	10/02/25	35,288	38,142,501
BY Crown Parent LLC,
Gtd. Notes, 144A	7.375	10/15/24	27,031	27,531,606
BY Crown Parent LLC/BY Bond Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.250	01/31/26	22,617	23,289,585

See Notes to Financial Statements.

44

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Software (cont’d.)
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.,
Gtd. Notes, 144A(a)	5.750%	03/01/25	20,104	$20,581,730
Dun & Bradstreet Corp. (The),
Gtd. Notes, 144A(a)	10.250	02/15/27	15,750	17,646,439
Sr. Sec’d. Notes, 144A	6.875	08/15/26	14,360	15,399,089
Open Text Corp. (Canada),
Gtd. Notes, 144A	5.875	06/01/26	4,750	4,913,194
Rackspace Technology Global, Inc.,
Gtd. Notes, 144A(a)	5.375	12/01/28	10,500	10,839,747
Sr. Sec’d. Notes, 144A(a)	3.500	02/15/28	18,200	17,870,509
Rocket Software, Inc.,
Sr. Unsec’d. Notes, 144A	6.500	02/15/29	15,675	15,666,947

				242,788,989

Telecommunications 7.7%
Altice France Holding SA (Luxembourg),
Gtd. Notes, 144A(a)	6.000	02/15/28	2,965	2,902,278
Altice France SA (France),
Sr. Sec’d. Notes, 144A(a)	7.375	05/01/26	59,935	62,536,425
Sr. Sec’d. Notes, 144A(a)	8.125	02/01/27	4,000	4,359,808
C&W Senior Financing DAC (Ireland),
Sr. Unsec’d. Notes, 144A(a)	6.875	09/15/27	18,485	19,793,600
CommScope Technologies LLC,
Gtd. Notes, 144A(a)	6.000	06/15/25	22,365	22,748,227
CommScope, Inc.,
Gtd. Notes, 144A(a)	7.125	07/01/28	21,540	22,589,837
Sr. Sec’d. Notes, 144A(a)	5.500	03/01/24	7,000	7,196,461
Sr. Sec’d. Notes, 144A(a)	6.000	03/01/26	30,600	32,167,414
Digicel Group 0.5 Ltd. (Jamaica),
Sr. Sec’d. Notes, Cash coupon 8.000% and PIK 2.000% or PIK 10.000%(a)	10.000	04/01/24	57,444	56,584,329
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000% or PIK 8.000%(a)	8.000	04/01/25	14,065	11,460,172
Digicel Holdings Bermuda Ltd./Digicel International Finance Ltd. (Jamaica),
Gtd. Notes, 144A	8.000	12/31/26	25,896	24,747,135
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%(a)	13.000	12/31/25	70,877	72,032,972
Sr. Sec’d. Notes, 144A(a)	8.750	05/25/24	6,493	6,800,937
Sr. Sec’d. Notes, 144A(a)	8.750	05/25/24	83,455	87,422,322

See Notes to Financial Statements.

PGIM High Yield Fund	45

Schedule of Investments  (unaudited) (continued)

as of February 28, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A	6.750%	03/01/23		157,197	$144,601,875
Sr. Unsec’d. Notes, 144A	6.000	04/15/21		65	57,839
Embarq Corp.,
Sr. Unsec’d. Notes	7.995	06/01/36		28,981	34,454,354
Hughes Satellite Systems Corp.,
Gtd. Notes	7.625	06/15/21		9,462	9,622,754
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes	5.500	08/01/23	(d)	26,705	17,092,115
Gtd. Notes, 144A(a)	8.500	10/15/24	(d)	14,775	9,670,629
Gtd. Notes, 144A	9.750	07/15/25	(d)	89,167	57,152,869
Sr. Sec’d. Notes, 144A	8.000	02/15/24	(d)	37,993	39,241,181
Intelsat Luxembourg SA (Luxembourg),
Gtd. Notes	8.125	06/01/23	(d)	37,355	1,776,637
Intrado Corp.,
Gtd. Notes, 144A(a)	8.500	10/15/25		108,508	108,160,968
Level 3 Financing, Inc.,
Gtd. Notes	5.250	03/15/26		8,633	8,884,988
Gtd. Notes	5.375	05/01/25		14,170	14,530,248
Gtd. Notes, 144A	3.625	01/15/29		12,065	11,814,418
Gtd. Notes, 144A(a)	3.750	07/15/29		35,660	35,555,008
Gtd. Notes, 144A	4.250	07/01/28		25,475	25,836,174
Gtd. Notes, 144A	4.625	09/15/27		3,900	4,039,000
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes	5.625	04/01/25		100	107,119
Sr. Unsec’d. Notes, 144A(a)	4.500	01/15/29		34,700	34,605,247
Sr. Unsec’d. Notes, Series P(a)	7.600	09/15/39		26,705	31,948,644
Sr. Unsec’d. Notes, Series S	6.450	06/15/21		61,197	61,978,650
Sr. Unsec’d. Notes, Series T	5.800	03/15/22		700	725,896
Sr. Unsec’d. Notes, Series U	7.650	03/15/42		31,305	37,446,053
Sr. Unsec’d. Notes, Series W	6.750	12/01/23		12,111	13,441,657
Qwest Corp.,
Sr. Unsec’d. Notes	6.750	12/01/21		19,665	20,409,199
Sprint Capital Corp.,
Gtd. Notes	6.875	11/15/28		12,811	16,207,993
Gtd. Notes	8.750	03/15/32		34,452	51,220,217
Sprint Communications, Inc.,
Gtd. Notes	6.000	11/15/22		28,350	30,320,318
Gtd. Notes(a)	11.500	11/15/21		22,872	24,423,736
Sprint Corp.,
Gtd. Notes	7.125	06/15/24		37,247	42,938,003
Gtd. Notes	7.250	09/15/21		47,561	48,944,147

See Notes to Financial Statements.

46

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Sprint Corp., (cont’d.)
Gtd. Notes(a)	7.625%	02/15/25	45,648	$54,320,121
Gtd. Notes(a)	7.625	03/01/26	16,400	20,119,889
Gtd. Notes	7.875	09/15/23	76,404	88,207,778
T-Mobile USA, Inc.,
Gtd. Notes	2.250	02/15/26	21,050	20,979,495
Gtd. Notes(a)	2.875	02/15/31	19,625	19,258,563
Gtd. Notes	4.500	02/01/26	1,500	1,532,113
Gtd. Notes	4.750	02/01/28	612	647,529
Gtd. Notes	5.125	04/15/25	7,000	7,124,649
Gtd. Notes(a)	6.000	03/01/23	17,763	17,828,786
Gtd. Notes(a)	6.000	04/15/24	10,252	10,326,661
Gtd. Notes(a)	6.500	01/15/26	64,103	66,217,416
Viasat, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.625	04/15/27	15,225	15,955,133
Sr. Unsec’d. Notes, 144A	5.625	09/15/25	25,449	25,957,980
Sr. Unsec’d. Notes, 144A(a)	6.500	07/15/28	11,680	12,489,036
Windstream Escrow LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A(a)	7.750	08/15/28	19,680	20,163,221
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A	4.000	03/01/27	19,993	19,897,058
Sr. Unsec’d. Notes, 144A(a)	6.125	03/01/28	44,739	46,182,701

				1,817,757,982

Transportation 0.3%
XPO Logistics, Inc.,
Gtd. Notes, 144A(a)	6.125	09/01/23	10,925	11,124,185
Gtd. Notes, 144A(a)	6.250	05/01/25	15,718	16,878,035
Gtd. Notes, 144A	6.750	08/15/24	46,858	49,485,884

				77,488,104

TOTAL CORPORATE BONDS (cost $19,655,921,429)				20,474,900,866

			Shares
COMMON STOCKS 1.4%

Chemicals 0.0%
Hexion Holdings Corp. (Class B Stock)*			343,580	5,325,490

See Notes to Financial Statements.

PGIM High Yield Fund	47

Schedule of Investments  (unaudited) (continued)

as of February 28, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Electric Utilities 0.2%
GenOn Energy Holdings, Inc. (Class A Stock)*^	195,390	$27,354,600
Keycon Power Holdings LLC*^	82,238	12,746,890

		40,101,490

Hotels, Restaurants & Leisure 0.0%
CEC Entertainment, Inc.*	240,485	4,178,427

Independent Power & Renewable Electricity Producers 0.1%
Vistra Corp.	342,429	5,906,900

Oil, Gas & Consumable Fuels 1.1%
Chesapeake Energy Corp.*	4,876,978	215,464,889
Chesapeake Energy Corp. Backstop Commitment*	28,045	1,182,862
Extraction Oil & Gas, Inc.*	1,241,318	41,770,351
Frontera Energy Corp. (Colombia)	55,828	278,777

		258,696,879

TOTAL COMMON STOCKS (cost $149,871,721)		314,209,186

EXCHANGE-TRADED FUND 0.2%
SPDR Bloomberg Barclays High Yield Bond ETF(a)
(cost $37,257,584)	411,261	44,481,990

PREFERRED STOCKS 0.0%

Capital Markets 0.0%
Goldman Sachs Group, Inc. (The), Series K, 6.375%, Maturing 12/31/49(a)(oo)	87,000	2,388,150

Construction Materials 0.0%
New Millennium Homes LLC, Maturing 01/01/49*^	2,000	20,000

Media 0.0%
Adelphia Communications Corp.*^	20,000	20

TOTAL PREFERRED STOCKS (cost $2,193,416)		2,408,170

See Notes to Financial Statements.

48

Description	Units	Value

WARRANTS* 0.0%

Chemicals 0.0%
Hercules, Inc., expiring 03/31/29	230	$—

Hotels, Restaurants & Leisure 0.0%
CEC Entertainment, Inc., expiring 02/15/22	697,609	627,848

Media 0.0%
Mood Media Corp., expiring 07/31/25^	2,614,385	262
Mood Media Corp., expiring 07/31/25^	2,614,385	262
Mood Media Corp., expiring 07/31/25^	2,614,385	261

		785

TOTAL WARRANTS (cost $8)		628,633

TOTAL LONG-TERM INVESTMENTS (cost $21,419,653,222)		22,456,500,640

	Shares

SHORT-TERM INVESTMENTS 17.3%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	1,207,646,782	1,207,646,782
PGIM Institutional Money Market Fund (cost $2,878,610,199; includes $2,878,297,472 of cash collateral for securities on loan)(b)(wa)	2,880,288,324	2,878,848,179

TOTAL SHORT-TERM INVESTMENTS (cost $4,086,256,981)		4,086,494,961

TOTAL INVESTMENTS 112.6% (cost $25,505,910,203)		26,542,995,601
Liabilities in excess of other assets(z) (12.6)%		(2,963,943,517)

NET ASSETS 100.0%		$23,579,052,084

Below is a list of the abbreviation(s) used in the semiannual report:

EUR—Euro

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

CDX—Credit Derivative Index

CLO—Collateralized Loan Obligation

DIP—Debtor-In-Possession

See Notes to Financial Statements.

PGIM High Yield Fund	49

Schedule of Investments  (unaudited)  (continued)

as of February 28, 2021

ETF—Exchange-Traded Fund

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

OTC—Over-the-counter

PIK—Payment-in-Kind

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $139,328,532 and 0.6% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,808,490,855; cash collateral of $2,878,297,472 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2021.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of February 28, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(oo)	Perpetual security. Maturity date represents next call date.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitment outstanding at February 28, 2021:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation

U.S. Concrete, Inc., Initial Delayed Draw Term Loan, 1 Month LIBOR + 2.750%, 1.375%(c), Maturity Date 05/01/25 (cost $12,122,116)^	12,244	$12,121,793	$—	$(323)

Futures contracts outstanding at February 28, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
5,057	2 Year U.S. Treasury Notes	Jun. 2021	$1,116,411,771	$ (441,281)

See Notes to Financial Statements.

50

Futures contracts outstanding at February 28, 2021 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
418	5 Year Euro-Bobl	Mar. 2021	$67,687,190	$(540,015)
5,885	5 Year U.S. Treasury Notes	Jun. 2021	729,556,094	(6,845,434)
5,385	10 Year U.S. Treasury Notes	Jun. 2021	714,690,469	(9,152,786)
1,325	20 Year U.S. Treasury Bonds	Jun. 2021	210,964,844	(2,328,113)
16	Euro Schatz Index	Mar. 2021	2,165,419	(3,008)

				(19,310,637)

Short Positions:
150	10 Year Euro-Bund	Mar. 2021	31,382,365	701,961
25	10 Year Euro-Bund	Jun. 2021	5,143,824	(24,757)
141	30 Year U.S. Ultra Treasury Bonds	Jun. 2021	26,657,813	99,029

				776,233

				$(18,534,404)

Forward foreign currency exchange contracts outstanding at February 28, 2021:

Purchase Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 03/02/21	Barclays Bank PLC	EUR 18,246	$22,163,342	$22,016,514	$—	$(146,828)

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 03/02/21	Citibank, N.A.	EUR 18,246	$22,193,557	$22,016,514	$177,043	$—
Expiring 04/06/21	Barclays Bank PLC	EUR 18,246	22,180,220	22,037,349	142,871	—

			$44,373,777	$44,053,863	319,914	—

					$319,914	$(146,828)

See Notes to Financial Statements.

PGIM High Yield Fund	51

Schedule of Investments  (unaudited)  (continued)

as of February 28, 2021

Credit default swap agreements outstanding at February 28, 2021:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at February 28, 2021(4)	Value at Trade Date	Value at February 28, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.35.V1	12/20/25	5.000%(Q)	1,439,275	3.088%	$121,162,694	$133,493,523	$12,330,829

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements.

52

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$134,654,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Asset-Backed Securities
Collateralized Loan Obligations	$—	$335,340,918	$—
Bank Loans	—	1,178,213,497	99,203,867
Convertible Bond	—	7,113,513	—
Corporate Bonds	—	20,474,898,173	2,693
Common Stocks	268,746,407	5,361,289	40,101,490
Exchange-Traded Fund	44,481,990	—	—
Preferred Stocks	2,388,150	—	20,020
Warrants	—	627,848	785
Affiliated Mutual Funds	4,086,494,961	—	—

Total	$4,402,111,508	$22,001,555,238	$139,328,855

Other Financial Instruments*
Assets
Futures Contracts.	$800,990	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	319,914	—
Centrally Cleared Credit Default Swap Agreement	—	12,330,829	—

Total	$800,990	$12,650,743	$—

Liabilities
Unfunded Loan Commitment.	$—	$—	$(323)

See Notes to Financial Statements.

PGIM High Yield Fund	53

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued) Liabilities (continued)
Futures Contracts	$(19,335,394)	$—	$—
OTC Forward Foreign Currency Exchange Contract	—	(146,828)	—

Total	$(19,335,394)	$(146,828)	$(323)

*

Other financial instruments are derivative instruments, with the exception of unfunded loan commitments, and are not reflected in the Schedule of Investments. Futures, forwards, centrally cleared swap contracts and unfunded loan commitments are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2021 were as follows:

Affiliated Mutual Funds (12.2% represents investments purchased with collateral from securities on loan)	17.3%
Telecommunications	8.6
Oil & Gas	7.9
Media	7.7
Entertainment	4.5
Healthcare-Services	4.1
Home Builders	3.7
Electric	3.7
Chemicals	3.6
Commercial Services	3.5
Retail	3.4
Pipelines	3.3
Real Estate Investment Trusts (REITs)	3.0
Mining	2.8
Pharmaceuticals	2.6
Auto Manufacturers	2.4
Computers	2.4
Foods	2.3
Software	2.3
Diversified Financial Services	2.3
Lodging	2.3
Building Materials	2.0
Miscellaneous Manufacturing	1.8
Aerospace & Defense	1.7
Auto Parts & Equipment	1.4
Collateralized Loan Obligations	1.4
Oil, Gas & Consumable Fuels	1.1
Real Estate	1.0
Packaging & Containers	0.8

Gas	0.8%
Advertising	0.6
Distribution/Wholesale	0.6
Engineering & Construction	0.6
Leisure Time	0.6
Internet	0.5
Banks	0.4
Machinery-Diversified	0.4
Iron/Steel	0.3
Transportation	0.3
Apparel	0.3
Semiconductors	0.3
Electronics	0.3
Agriculture	0.3
Electrical Components & Equipment	0.2
Household Products/Wares	0.2
Exchange-Traded Fund	0.2
Electric Utilities	0.2
Insurance	0.1
Office/Business Equipment	0.1
Airlines	0.1
Housewares	0.1
Energy-Alternate Sources	0.1
Independent Power & Renewable Electricity Producers	0.1
Hotels, Restaurants & Leisure	0.0	*
Capital Markets	0.0	*

See Notes to Financial Statements.

54

Industry Classification (continued):

Construction Materials	0.0 *%

112.6
Liabilities in excess of other assets	(12.6)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$12,330,829	*	—	$—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	319,914		Unrealized depreciation on OTC forward foreign currency exchange contracts	146,828
Interest rate contracts	Due from/to broker-variation margin futures	800,990	*	Due from/to broker-variation margin futures	19,335,394	*

		$13,451,733			$19,482,222

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM High Yield Fund	55

Schedule of Investments  (unaudited) (continued)

as of February 28, 2021

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$(10,940,564)
Foreign exchange contracts	—	(690,682)	—
Interest rate contracts	(46,418,395)	—	—

Total	$(46,418,395)	$(690,682)	$(10,940,564)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$12,330,829
Foreign exchange contracts	—	538,035	—
Interest rate contracts	(15,291,859)	—	—

Total	$(15,291,859)	$538,035	$12,330,829

For the six months ended February 28, 2021, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)	Forward Foreign Currency Exchange Contracts—Purchased(2)
$2,037,192,139	$218,074,953	$21,785,651

Forward Foreign Currency Exchange Contracts—Sold(2)
$43,534,172

Credit Default Swap Agreements— Sell Protection(1)
$479,758,333

(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Average volume is based on average quarter end balances as noted for the six months ended February 28, 2021.

See Notes to Financial Statements.

56

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$2,808,490,855	$(2,808,490,855)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Barclays Bank PLC	$142,871	$(146,828)	$(3,957)	$—	$(3,957)
Citibank, N.A.	177,043	—	177,043	—	177,043

	$319,914	$(146,828)	$173,086	$—	$173,086

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM High Yield Fund	57

Statement of Assets and Liabilities  (unaudited)

as of February 28, 2021

Assets

Investments at value, including securities on loan of $2,808,490,855:
Unaffiliated investments (cost $21,419,653,222)	$22,456,500,640
Affiliated investments (cost $4,086,256,981)	4,086,494,961
Cash	34,893,882
Foreign currency, at value (cost $13,395,265)	13,370,602
Dividends and interest receivable	317,620,750
Receivable for Fund shares sold	154,471,170
Deposit with broker for centrally cleared/exchange-traded derivatives	134,654,000
Receivable for investments sold	110,268,996
Due from broker—variation margin swaps	2,391,751
Due from broker—variation margin futures	2,218,263
Unrealized appreciation on OTC forward foreign currency exchange contracts	319,914
Prepaid expenses and other assets	644,255

Total Assets	27,313,849,184

Liabilities
Payable to broker for collateral for securities on loan	2,878,297,472
Payable for investments purchased	515,958,478
Payable for Fund shares purchased	314,988,516
Dividends payable	14,372,807
Management fee payable	6,492,539
Accrued expenses and other liabilities	3,795,722
Distribution fee payable	587,722
Affiliated transfer agent fee payable	156,385
Unrealized depreciation on OTC forward foreign currency exchange contracts	146,828
Unrealized depreciation on unfunded loan commitments	323
Affiliated shareholder servicing fees payable	308

Total Liabilities	3,734,797,100

Net Assets	$23,579,052,084

Net assets were comprised of:
Common stock, at par	$42,627,118
Paid-in capital in excess of par	22,619,368,166
Total distributable earnings (loss)	917,056,800

Net assets, February 28, 2021	$23,579,052,084

See Notes to Financial Statements.

58

Class A
Net asset value and redemption price per share, ($1,760,938,036 ÷ 318,735,898 shares of common stock issued and outstanding)	$5.52
Maximum sales charge (3.25% of offering price)	0.19

Maximum offering price to public	$5.71

Class C
Net asset value, offering price and redemption price per share, ($269,126,807 ÷ 48,775,896 shares of common stock issued and outstanding)	$5.52

Class R
Net asset value, offering price and redemption price per share, ($76,012,335 ÷ 13,765,819 shares of common stock issued and outstanding)	$5.52

Class Z
Net asset value, offering price and redemption price per share, ($11,348,774,360 ÷ 2,049,278,550 shares of common stock issued and outstanding)	$5.54

Class R2
Net asset value, offering price and redemption price per share, ($40,878,298 ÷ 7,393,014 shares of common stock issued and outstanding)	$5.53

Class R4
Net asset value, offering price and redemption price per share, ($26,027,517 ÷ 4,707,462 shares of common stock issued and outstanding)	$5.53

Class R6
Net asset value, offering price and redemption price per share, ($10,057,294,731 ÷ 1,820,055,180 shares of common stock issued and outstanding)	$5.53

See Notes to Financial Statements.

PGIM High Yield Fund	59

Statement of Operations (unaudited)

Six Months Ended February 28, 2021

Net Investment Income (Loss)
Income
Interest income	$617,848,438
Unaffiliated dividend income	9,736,570
Income from securities lending, net (including affiliated income of $1,315,160)	1,838,801
Affiliated dividend income	1,168,464

Total income	630,592,273

Expenses
Management fee	38,294,336
Distribution fee(a)	3,799,860
Shareholder servicing fees (including affiliated expense of $709)(a)	17,148
Transfer agent’s fees and expenses (including affiliated expense of $394,870)(a)	6,818,267
Custodian and accounting fees	597,338
SEC registration fees	440,498
Registration fees(a)	408,589
Shareholders’ reports	261,119
Directors’ fees	110,821
Legal fees and expenses	49,699
Audit fee	22,670
Miscellaneous	113,967

Total expenses	50,934,312
Less: Fee waiver and/or expense reimbursement(a)	(3,902)
Distribution fee waiver(a)	(91,574)

Net expenses	50,838,836

Net investment income (loss)	579,753,437

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(596,888))	44,430,853
Futures transactions	(46,418,395)
Forward currency contract transactions	(690,682)
Swap agreement transactions	(10,940,564)
Foreign currency transactions	760,092

(12,858,696)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(253,015))	800,542,799
Futures	(15,291,859)
Forward currency contracts	538,035
Swap agreements	12,330,829
Foreign currencies	(142,068)
Unfunded loan commitments	(236,371)

797,741,365

Net gain (loss) on investment and foreign currency transactions	784,882,669

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,364,636,106

See Notes to Financial Statements.

60

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	2,125,173	1,367,249	274,723	—	32,715	—	—
Shareholder servicing fees	—	—	—	—	9,224	7,924	—
Transfer agent’s fees and expenses	1,053,276	100,857	55,435	5,544,646	10,771	14,499	38,783
Registration fees	40,700	14,694	10,359	182,188	10,423	10,423	139,802
Fee waiver and/or expense reimbursement	—	—	—	—	—	(3,902)	—
Distribution fee waiver	—	—	(91,574)	—	—	—	—

See Notes to Financial Statements.

PGIM High Yield Fund	61

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended February 28, 2021	Year Ended August 31, 2020

Increase (Decrease) in Net Assets

Operations

Net investment income (loss)	$579,753,437	$818,275,561

Net realized gain (loss) on investment and foreign currency transactions	(12,858,696)	105,118,022

Net change in unrealized appreciation (depreciation) on investments and foreign currencies	797,741,365	170,562,106

Net increase (decrease) in net assets resulting from operations	1,364,636,106	1,093,955,689

Dividends and Distributions

Distributions from distributable earnings

Class A	(55,711,329)	(98,562,297)

Class B	—	(2,814,098)

Class C	(8,063,157)	(12,788,723)

Class R	(2,299,647)	(4,172,421)

Class Z	(340,431,792)	(396,141,308)

Class R2	(882,662)	(525,606)

Class R4	(683,330)	(906,646)

Class R6	(319,587,457)	(309,953,205)

	(727,659,374)	(825,864,304)

Fund share transactions (Net of share conversions)

Net proceeds from shares sold	5,899,861,597	13,637,395,078

Net asset value of shares issued in reinvestment of dividends and distributions	630,463,649	730,727,029

Cost of shares purchased	(3,087,657,272)	(4,900,192,503)

Net increase (decrease) in net assets from Fund share transactions	3,442,667,974	9,467,929,604

Total increase (decrease)	4,079,644,706	9,736,020,989

Net Assets:

Beginning of period	19,499,407,378	9,763,386,389

End of period	$23,579,052,084	$19,499,407,378

See Notes to Financial Statements.

62

Notes to Financial Statements  (unaudited)

1.  Organization

Prudential Investment Portfolios, Inc. 15 (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company currently consists of two funds: PGIM High Yield Fund and PGIM Short Duration High Yield Income Fund. These financial statements relate only to the PGIM High Yield Fund (the “Fund”). The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to maximize current income. As a secondary investment objective, the Fund seeks capital appreciation but only when consistent with the Fund’s primary objective of current income.

2.  Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur

PGIM High Yield Fund	63

Notes to Financial Statements  (unaudited) (continued)

when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on

64

the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

PGIM High Yield Fund	65

Notes to Financial Statements  (unaudited) (continued)

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange

66

rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Bank Loans: The Fund invested in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Fund acquires interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by

PGIM High Yield Fund	67

Notes to Financial Statements  (unaudited) (continued)

one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default

68

swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Master Netting Arrangements: The Company, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The Company, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a

PGIM High Yield Fund	69

Notes to Financial Statements  (unaudited) (continued)

specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants: The Fund held warrants acquired either through a direct purchase or pursuant to corporate actions. Warrants entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants are held as long positions by the Fund until exercised, sold or expired. Warrants are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: The Fund invested in the open market or received pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned.

70

Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal

PGIM High Yield Fund	71

Notes to Financial Statements  (unaudited) (continued)

income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Company, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income and PGIM Limited (each a “subadviser” and collectively the “subadvisers”). The Manager pays for the services of the subadvisers.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.50% of the Fund’s average daily net assets up to $250 million, 0.475% of the next $500 million, 0.45% of the next $750 million, 0.425% of the next $500 million, 0.40% of the next $500 million, 0.375% of the next $500 million and 0.35% of the Fund’s average daily net assets in excess of $3 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.36% for the reporting period ended February 28, 2021.

The Manager has contractually agreed, through December 31, 2021, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the total annual operating expenses to exceed 0.91% of average daily net assets for Class R2 shares, or 0.66% of average daily net assets for Class R4 shares. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired

72

fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual fund operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25%, 1%, 0.75% and 0.25% of the average daily net assets of the Class A, Class C, Class R and Class R2 shares, respectively. PIMS has contractually agreed through December 31, 2021 to limit such fees to 0.50% of the average daily net assets of the Class R shares. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z, Class R4 or Class R6 shares of the Fund.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to pay to Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers, as compensation for services rendered to the shareholders of such Class R2 or Class R4 shares, a shareholder service fee at an annual rate of up to 0.10% of the average daily net assets attributable to Class R2 and Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

For the reporting period ended February 28, 2021, PIMS received $1,303,575 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended February 28, 2021, PIMS received $16,254 and $21,520 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PGIM, Inc., PMFS, PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

PGIM High Yield Fund	73

Notes to Financial Statements  (unaudited) (continued)

4. Other Transactions with Affiliates

PMFS serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. For the reporting period ended February 28, 2021, no 17a-7 transactions were entered into by the Fund.

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, in-kind transactions and U.S. Government securities) for the reporting period ended February 28, 2021, were $8,387,912,767 and $5,074,639,477, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended February 28, 2021, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$1,103,301,953	$3,018,736,742	$2,914,391,913	$ —	$ —	$1,207,646,782	1,207,646,782	$1,168,464

PGIM Institutional Money Market Fund (1)(b)(wa)
2,639,041,082	3,968,294,291	3,727,637,291	(253,015)	(596,888)	2,878,848,179	2,880,288,324	1,315,160	(2)

74

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
$3,742,343,035	$6,987,031,033	$6,642,029,204	$(253,015)	$(596,888)	$4,086,494,961		$2,483,624

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2021 were as follows:

Tax Basis	$25,553,187,253

Gross Unrealized Appreciation	1,372,991,689
Gross Unrealized Depreciation	(389,214,153)

Net Unrealized Appreciation	$983,777,536

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended August 31, 2020 are subject to such review.

7. Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Effective January 22, 2021, Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not

PGIM High Yield Fund	75

Notes to Financial Statements  (unaudited) (continued)

subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The Company is authorized to issue 13.985 billion shares of common stock, $0.01 par value per share, 12.8 billion of which are designated as shares of the Fund. The shares are further classified and designated as follows:

Class A	1,500,000,000
Class B	50,000,000
Class C	250,000,000
Class R	300,000,000
Class Z	5,000,000,000
Class T	300,000,000
Class R2	200,000,000
Class R4	200,000,000
Class R6	5,000,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

As of February 28, 2021, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class A	170,588	0.1%
Class R	1,441,235	10.5%
Class Z	695,447	0.1%
Class R6	47,539,322	2.6%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
—	—%	8	70.0%

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Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended February 28, 2021:
Shares sold	42,359,201	$231,222,691
Shares issued in reinvestment of dividends and distributions	9,093,794	49,448,413
Shares purchased	(46,265,106)	(250,901,731)

Net increase (decrease) in shares outstanding before conversion	5,187,889	29,769,373
Shares issued upon conversion from other share class(es)	7,820,288	43,121,923
Shares purchased upon conversion into other share class(es)	(18,558,162)	(100,861,301)

Net increase (decrease) in shares outstanding	(5,549,985)	$(27,970,005)

Year ended August 31, 2020:
Shares sold	116,206,819	$606,295,822
Shares issued in reinvestment of dividends and distributions	16,469,758	87,104,550
Shares purchased	(132,992,270)	(709,966,347)

Net increase (decrease) in shares outstanding before conversion	(315,693)	(16,565,975)
Shares issued upon conversion from other share class(es)	21,067,344	110,658,711
Shares purchased upon conversion into other share class(es)	(3,829,084)	(20,358,052)

Net increase (decrease) in shares outstanding	16,922,567	$73,734,684

Class B
Period ended June 26, 2020*:
Shares sold	29,679	$157,779
Shares issued in reinvestment of dividends and distributions	435,705	2,311,133
Shares purchased	(1,335,625)	(6,919,994)

Net increase (decrease) in shares outstanding before conversion	(870,241)	(4,451,082)
Shares purchased upon conversion into other share class(es)	(14,083,448)	(73,612,182)

Net increase (decrease) in shares outstanding	(14,953,689)	$(78,063,264)

Class C
Six months ended February 28, 2021:
Shares sold	7,467,623	$40,577,059
Shares issued in reinvestment of dividends and distributions	1,374,135	7,472,593
Shares purchased	(4,212,952)	(22,851,022)

Net increase (decrease) in shares outstanding before conversion	4,628,806	25,198,630
Shares purchased upon conversion into other share class(es)	(5,305,595)	(29,376,191)

Net increase (decrease) in shares outstanding	(676,789)	$(4,177,561)

Year ended August 31, 2020:
Shares sold	19,200,786	$100,359,297
Shares issued in reinvestment of dividends and distributions	2,214,010	11,651,948
Shares purchased	(9,197,693)	(47,590,902)

Net increase (decrease) in shares outstanding before conversion	12,217,103	64,420,343
Shares purchased upon conversion into other share class(es)	(5,460,416)	(29,105,318)

Net increase (decrease) in shares outstanding	6,756,687	$35,315,025

PGIM High Yield Fund	77

Notes to Financial Statements  (unaudited) (continued)

Class R	Shares	Amount
Six months ended February 28, 2021:
Shares sold	1,456,858	$7,969,331
Shares issued in reinvestment of dividends and distributions	422,477	2,296,081
Shares purchased	(2,191,707)	(11,831,618)

Net increase (decrease) in shares outstanding	(312,372)	$(1,566,206)

Year ended August 31, 2020:
Shares sold	3,875,715	$20,506,968
Shares issued in reinvestment of dividends and distributions	786,081	4,147,680
Shares purchased	(4,156,309)	(21,720,816)

Net increase (decrease) in shares outstanding before conversion	505,487	2,933,832
Shares issued upon conversion from other share class(es)	434	2,419
Shares purchased upon conversion into other share class(es)	(3,761)	(20,950)

Net increase (decrease) in shares outstanding	502,160	$2,915,301

Class Z
Six months ended February 28, 2021:
Shares sold	541,273,785	$2,963,628,614
Shares issued in reinvestment of dividends and distributions	59,456,704	324,587,485
Shares purchased	(287,038,400)	(1,560,612,111)

Net increase (decrease) in shares outstanding before conversion	313,692,089	1,727,603,988
Shares issued upon conversion from other share class(es)	18,993,361	103,440,683
Shares purchased upon conversion into other share class(es)	(3,100,468)	(16,934,593)

Net increase (decrease) in shares outstanding	329,584,982	$1,814,110,078

Year ended August 31, 2020:
Shares sold	1,409,635,494	$7,288,568,810
Shares issued in reinvestment of dividends and distributions	70,587,703	372,643,957
Shares purchased	(555,948,572)	(2,870,058,854)

Net increase (decrease) in shares outstanding before conversion	924,274,625	4,791,153,913
Shares issued upon conversion from other share class(es)	4,470,319	23,770,191
Shares purchased upon conversion into other share class(es)	(52,818,679)	(288,876,399)

Net increase (decrease) in shares outstanding	875,926,265	$4,526,047,705

Class R2
Six months ended February 28, 2021:
Shares sold	5,395,784	$29,440,025
Shares issued in reinvestment of dividends and distributions	161,077	882,630
Shares purchased	(738,108)	(4,059,223)

Net increase (decrease) in shares outstanding	4,818,753	$26,263,432

Year ended August 31, 2020:
Shares sold	2,000,824	$10,446,442
Shares issued in reinvestment of dividends and distributions	99,075	522,997
Shares purchased	(872,116)	(4,603,503)

Net increase (decrease) in shares outstanding	1,227,783	$6,365,936

78

Class R4	Shares	Amount
Six months ended February 28, 2021:
Shares sold	2,014,324	$11,048,123
Shares issued in reinvestment of dividends and distributions	69,030	376,101
Shares purchased	(949,465)	(5,143,182)

Net increase (decrease) in shares outstanding	1,133,889	$6,281,042

Year ended August 31, 2020:
Shares sold	2,305,216	$12,266,091
Shares issued in reinvestment of dividends and distributions	111,836	589,172
Shares purchased	(930,390)	(4,794,805)

Net increase (decrease) in shares outstanding	1,486,662	$8,060,458

Class R6
Six months ended February 28, 2021:
Shares sold	480,728,676	$2,615,975,754
Shares issued in reinvestment of dividends and distributions	45,073,800	245,400,346

Shares purchased	(225,101,715)	(1,232,258,385)

Net increase (decrease) in shares outstanding before conversion	300,700,761	1,629,117,715
Shares issued upon conversion from other share class(es)	339,100	1,848,683
Shares purchased upon conversion into other share class(es)	(226,392)	(1,239,204)

Net increase (decrease) in shares outstanding	300,813,469	$1,629,727,194

Year ended August 31, 2020:
Shares sold	1,108,888,655	$5,598,793,869
Shares issued in reinvestment of dividends and distributions	47,945,610	251,755,592
Shares purchased	(238,619,541)	(1,234,537,282)

Net increase (decrease) in shares outstanding before conversion	918,214,724	4,616,012,179
Shares issued upon conversion from other share class(es)	50,899,474	278,317,149
Shares purchased upon conversion into other share class(es)	(147,142)	(775,569)

Net increase (decrease) in shares outstanding	968,967,056	$4,893,553,759

*	Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares.

8.   Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	10/2/2020 – 9/30/2021	10/3/2019 – 10/1/2020
Total Commitment	$1,200,000,000	$1,222,500,000*
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

*Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

PGIM High Yield Fund	79

Notes to Financial Statements  (unaudited) (continued)

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended February 28, 2021.

9.   Purchases & Redemption In-kind

On September 15, 2020, the Board approved changes which would change the way an affiliated mutual fund within the PGIM Retail Mutual Fund Complex (“PGIM Income Builder Fund”), obtained exposure to certain asset classes from direct investments in a particular asset class to investing in an applicable PGIM Retail Mutual Fund (the “Underlying Funds”), one of which is the PGIM High Yield Fund, that invests in the same asset class utilizing a substantially similar investment strategy.

As of the close of business on October 23, 2020, the PGIM Income Builder Fund delivered portfolio securities and other assets to four Underlying Funds in exchange for Class R6 shares of the Underlying Funds.

The following table is a summary of the value of such securities and other assets of PGIM Income Builder Fund that were transferred in-kind and the Class R6 shares of PGIM High Yield Fund purchased in-kind:

PGIM Income Builder Fund Sleeve	Market Value of Net Assets Received	Applicable Underlying Fund	Applicable Class R6 Shares of the Underlying Fund Transferred
High Yield	$59,333,969	PGIM High Yield Fund	11,111,230

The dollar amount of in-kind shares is included with net proceeds from the Class R6 shares sold on the Statement of Changes in Net Assets. The share amount of in-kind shares is included within shares sold for Class R6 in Note 7.

For US GAAP purposes, the securities and other assets transferred were recorded at fair value, but the historical cost basis of the assets transferred was not carried forward to the Underlying Funds.

80

10.   Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Bond Obligations Risk: As with credit risk, market risk and interest rate risk, the Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments lack liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. The securities of such issuers may trade in markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as

PGIM High Yield Fund	81

Notes to Financial Statements  (unaudited) (continued)

“duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risks: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to be less liquid than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

LIBOR Risk: Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offering rates (IBOR). On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021. There still remains uncertainty regarding the nature of any replacement rates for LIBOR and the other IBORs as well as around fallback approaches for instruments extending beyond the any phase-out of these reference rates. The lack of consensus around replacement rates and the uncertainty of the phase out of LIBOR and other IBORs may result in increased volatility in corporate or governmental debt, bank loans, derivatives and other instruments invested in

82

by a Fund as well as loan facilities used by a Fund. As such, the potential impact of a transition away from LIBOR on a Fund or the financial instruments in which a Fund invests cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Fund’s performance and/or net asset value. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR and the other IBORs as benchmarks could deteriorate during the transition period, these effects could begin to be experienced by the end of 2021 and beyond until the anticipated discontinuance date in 2023 for the majority of the LIBOR rates.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

PGIM High Yield Fund	83

Notes to Financial Statements  (unaudited) (continued)

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Risks of Investments in Bank Loans: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund’s scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws.

11.   Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of certain provisions of the ASU and any impact on the financial statement disclosures has not yet been determined.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule is scheduled to take effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

84

Financial Highlights  (unaudited)

Class A Shares

	Six Months Ended February 28,		Year Ended August 31,
	2021		2020		2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.36		$5.49		$5.44	$5.57	$5.45	$5.38
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.32		0.31	0.31	0.33	0.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.20		(0.13	)(b)	0.07	(0.12)	0.13	0.08
Total from investment operations	0.34		0.19		0.38	0.19	0.46	0.40
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.32)		(0.33)	(0.32)	(0.34)	(0.33)
Distributions from net realized gains	(0.02)		-		-	-	-	-
Total dividends and distributions	(0.18)		(0.32)		(0.33)	(0.32)	(0.34)	(0.33)
Net asset value, end of period	$5.52		$5.36		$5.49	$5.44	$5.57	$5.45
Total Return(c):	6.40%		3.67%		7.28%	3.60%	8.60%	7.96%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,760,938		$1,738,601		$1,687,802	$1,295,643	$1,382,192	$1,302,432
Average net assets (000)	$1,714,228		$1,639,881		$1,402,647	$1,328,272	$1,344,300	$1,180,916
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.76	%(f)	0.79%		0.80%	0.80%	0.81%	0.82%
Expenses before waivers and/or expense reimbursement	0.76	%(f)	0.79%		0.80%	0.80%	0.81%	0.82%
Net investment income (loss)	5.22	%(f)	5.96%		5.82%	5.75%	5.99%	6.18%
Portfolio turnover rate(g)	25%		45%		43%	44%	40%	28%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.

See Notes to Financial Statements.

PGIM High Yield Fund	85

Financial Highlights  (unaudited) (continued)

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

86

Class C Shares
	Six Months Ended February 28, 2021		Year Ended August 31,
			2020		2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.35		$5.48		$5.43	$5.56	$5.44	$5.37
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.28		0.28	0.28	0.29	0.28
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.21		(0.13	)(b)	0.06	(0.13)	0.12	0.08
Total from investment operations	0.33		0.15		0.34	0.15	0.41	0.36
Less Dividends and Distributions:
Dividends from net investment income	(0.14)		(0.28)		(0.29)	(0.28)	(0.29)	(0.29)
Distributions from net realized gains	(0.02)		-		-	-	-	-
Total dividends and distributions	(0.16)		(0.28)		(0.29)	(0.28)	(0.29)	(0.29)
Net asset value, end of period	$5.52		$5.35		$5.48	$5.43	$5.56	$5.44
Total Return(c):	6.22%		2.95%		6.55%	2.86%	7.80%	7.16%

Ratios/Supplemental Data:
Net assets, end of period (000)	$269,127		$264,771		$234,165	$249,818	$266,881	$250,106
Average net assets (000)	$275,716		$240,674		$234,601	$258,579	$260,724	$224,095
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.46	%(f)	1.49%		1.49%	1.50%	1.56%	1.57%
Expenses before waivers and/or expense reimbursement	1.46	%(f)	1.49%		1.49%	1.50%	1.56%	1.57%
Net investment income (loss)	4.50	%(f)	5.27%		5.14%	5.04%	5.24%	5.42%
Portfolio turnover rate(g)	25%		45%		43%	44%	40%	28%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM High Yield Fund	87

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended February 28, 2021		Year Ended August 31,
			2020		2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.36		$5.49		$5.43	$5.57	$5.45	$5.38
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.30		0.30	0.30	0.32	0.31
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.20		(0.13	)(b)	0.07	(0.13)	0.12	0.08
Total from investment operations	0.33		0.17		0.37	0.17	0.44	0.39
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.30)		(0.31)	(0.31)	(0.32)	(0.32)
Distributions from net realized gains	(0.02)		-		-	-	-	-
Total dividends and distributions	(0.17)		(0.30)		(0.31)	(0.31)	(0.32)	(0.32)
Net asset value, end of period	$5.52		$5.36		$5.49	$5.43	$5.57	$5.45
Total Return(c):	6.24%		3.35%		7.17%	3.10%	8.33%	7.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$76,012		$75,437		$74,523	$71,841	$64,518	$57,520
Average net assets (000)	$73,867		$73,040		$71,667	$71,368	$61,642	$50,921
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.06	%(f)	1.10%		1.09%	1.09%	1.06%	1.07%
Expenses before waivers and/or expense reimbursement	1.31	%(f)	1.35%		1.34%	1.34%	1.31%	1.32%
Net investment income (loss)	4.92	%(f)	5.67%		5.55%	5.46%	5.74%	5.93%
Portfolio turnover rate(g)	25%		45%		43%	44%	40%	28%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

88

Class Z Shares
	Six Months Ended February 28,		Year Ended August 31,
	2021		2020		2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.37		$5.50		$5.45	$5.58	$5.46	$5.39
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.33		0.33	0.33	0.34	0.34
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.21		(0.13	)(b)	0.06	(0.12)	0.13	0.08
Total from investment operations	0.36		0.20		0.39	0.21	0.47	0.42
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.33)		(0.34)	(0.34)	(0.35)	(0.35)
Distributions from net realized gains	(0.02)		-		-	-	-	-
Total dividends and distributions	(0.19)		(0.33)		(0.34)	(0.34)	(0.35)	(0.35)
Net asset value, end of period	$5.54		$5.37		$5.50	$5.45	$5.58	$5.46
Total Return(c):	6.72%		3.94%		7.56%	3.87%	8.89%	8.26%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11,348,774		$9,241,395		$4,643,766	$3,670,684	$2,912,057	$2,661,635
Average net assets (000)	$10,010,389		$6,354,707		$4,021,108	$3,176,813	$2,808,766	$1,842,948
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.49	%(f)	0.53%		0.54%	0.55%	0.55%	0.57%
Expenses before waivers and/or expense reimbursement	0.49	%(f)	0.53%		0.54%	0.55%	0.55%	0.57%
Net investment income (loss)	5.46	%(f)	6.18%		6.09%	6.01%	6.25%	6.44%
Portfolio turnover rate(g)	25%		45%		43%	44%	40%	28%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.

See Notes to Financial Statements.

PGIM High Yield Fund	89

Financial Highlights (unaudited) (continued)

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

90

Class R2 Shares

	Six Months Ended February 28,		Year Ended August 31,			December 27, 2017(a) through August 31,
	2021		2020		2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$5.37		$5.50		$5.44	$5.52
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.31		0.31	0.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.19		(0.13	)(c)	0.07	(0.07)
Total from investment operations	0.33		0.18		0.38	0.14
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.31)		(0.32)	(0.22)
Distributions from net realized gains	(0.02)		-		-	-
Total dividends and distributions	(0.17)		(0.31)		(0.32)	(0.22)
Net asset value, end of period	$5.53		$5.37		$5.50	$5.44
Total Return(d):	6.33%		3.55%		7.36%	2.53%

Ratios/Supplemental Data:
Net assets, end of period (000)	$40,878		$13,815		$7,402	$4,395
Average net assets (000)	$26,389		$8,936		$6,253	$967
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.86	%(f)	0.91%		0.91%	0.91	%(f)
Expenses before waivers and/or expense reimbursement	0.86	%(f)	1.11%		1.22%	3.42	%(f)
Net investment income (loss)	5.04	%(f)	5.83%		5.73%	5.89	%(f)
Portfolio turnover rate(g)	25%		45%		43%	44%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM High Yield Fund	91

Financial Highlights  (unaudited) (continued)

Class R4 Shares

	Six Months Ended February 28,		Year Ended August 31,			December 27, 2017(a) through August 31,
	2021		2020		2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$5.36		$5.50		$5.44	$5.52
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.32		0.33	0.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.21		(0.14	)(c)	0.07	(0.07)
Total from investment operations	0.35		0.18		0.40	0.15
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.32)		(0.34)	(0.23)
Distributions from net realized gains	(0.02)		-		-	-
Total dividends and distributions	(0.18)		(0.32)		(0.34)	(0.23)
Net asset value, end of period	$5.53		$5.36		$5.50	$5.44
Total Return(d):	6.64%		3.61%		7.66%	2.71%

Ratios/Supplemental Data:
Net assets, end of period (000)	$26,028		$19,171		$11,469	$1,963
Average net assets (000)	$20,638		$14,759		$4,571	$372
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.66	%(f)	0.66%		0.66%	0.66	%(f)
Expenses before waivers and/or expense reimbursement	0.70	%(f)	0.79%		1.07%	7.16	%(f)
Net investment income (loss)	5.30	%(f)	6.10%		6.00%	6.17	%(f)
Portfolio turnover rate(g)	25%		45%		43%	44%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

92

Class R6 Shares

	Six Months Ended February 28,		Year Ended August 31,
	2021		2020		2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.36		$5.49		$5.44	$5.57	$5.46	$5.39
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.33		0.34	0.34	0.35	0.34
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.21		(0.12	)(b)	0.06	(0.13)	0.12	0.08
Total from investment operations	0.36		0.21		0.40	0.21	0.47	0.42
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.34)		(0.35)	(0.34)	(0.36)	(0.35)
Distributions from net realized gains	(0.02)		-		-	-	-	-
Total dividends and distributions	(0.19)		(0.34)		(0.35)	(0.34)	(0.36)	(0.35)
Net asset value, end of period	$5.53		$5.36		$5.49	$5.44	$5.57	$5.46
Total Return(c):	6.79%		4.07%		7.71%	4.00%	8.82%	8.36%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,057,295		$8,146,218		$3,022,241	$2,105,086	$1,517,154	$327,725
Average net assets (000)	$9,228,312		$4,881,610		$2,462,874	$1,880,226	$988,188	$178,565
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.38	%(f)	0.40%		0.40%	0.42%	0.42%	0.45%
Expenses before waivers and/or expense reimbursement	0.38	%(f)	0.40%		0.40%	0.42%	0.42%	0.45%
Net investment income (loss)	5.57	%(f)	6.29%		6.22%	6.14%	6.35%	6.61%
Portfolio turnover rate(g)	25%		45%		43%	44%	40%	28%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM High Yield Fund	93

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Jon Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102
	PGIM Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM High Yield Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM HIGH YIELD FUND

SHARE CLASS	A	C	R	Z	R2	R4	R6
NASDAQ	PBHAX	PRHCX	JDYRX	PHYZX	PHYEX	PHYGX	PHYQX
CUSIP	74440Y108	74440Y306	74440Y603	74440Y801	74442J604	74442J703	74440Y884

MF110E2

Item 2 – Code of Ethics — Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures—Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a) (1) Code	of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 15

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	April 20, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 20, 2021

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	April 20, 2021